File No. 333-89236
                                                              File No. 811-21104
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ ]
                     Pre-Effective Amendment No.                             [ ]
                                                ---
                     Post-Effective Amendment No. 9                          [X]
                                                 ---

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]
                                   Amendment No. 13                          [X]
                                                 ---

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

                         Amy J. Lee, Associate General Counsel
         First Security Benefit Life Insurance and Annuity Company of New York
                One Security Benefit Place, Topeka, KS 66636-0001
                     (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2009, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on May 1, 2009, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                 [LOGO] First Security Benefit Life Insurance
                                        and Annuity Company of New York


PROSPECTUS                       May 1, 2009


--------------------------------------------------------------------------------
ADVISORDESINGS(R)VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                                            --------------------
                                                              Important Privacy
                                                               Notice Included

                                                              See Back Cover
                                                            --------------------


                                          Variable annuity contracts issued by
                                          First Security Benefit Life Insurance
                                          and Annuity Company of New York
                                          and offered by Security
                                          Distributors, Inc.


7910                                                      32-79102-00 2009/05/01

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                      DEFERRED VARIABLE ANNUITY CONTRACT

            ISSUED BY:                           MAILING ADDRESS:
FIRST SECURITY BENEFIT LIFE INSURANCE    FIRST SECURITY BENEFIT LIFE INSURANCE
  AND ANNUITY COMPANY OF NEW YORK           AND ANNUITY COMPANY OF NEW YORK
800 WESTCHESTER AVE., SUITE 641 N        P.O. BOX 750497
RYE BROOK, NY 10573                      TOPEKA, KANSAS 66675-0497
1-800-355-4570                           1-800-888-2461
--------------------------------------------------------------------------------


      This Prospectus describes the AdvisorDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your purchase payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:(1)



--------------------------------------------------------------------------------

o     AIM V.I. Capital Appreciation

o     AIM V.I. International Growth

o     AIM V.I. Mid Cap Core Equity

o     Direxion Dynamic VP HY Bond

o     Dreyfus VIF International Value

o     Federated Fund for U.S. Government Securities II

o     Federated High Income Bond II

o     Fidelity(R) VIP Contrafund(R)

o     Fidelity(R) VIP Growth Opportunities

o     Fidelity(R) VIP Index 500

o     Fidelity(R) VIP Investment-Grade Bond

o     Franklin Small-Mid Cap Growth Securities

o     Neuberger Berman AMT Guardian

o     Neuberger Berman AMT Partners

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT Total Return

o     RVT CLS AdvisorOne Amerigo

o     RVT CLS AdvisorOne Berolina

o     RVT CLS AdvisorOne Clermont

o     Rydex VT All-Cap Opportunity (formerly Rydex VT Sector Rotation)

o     Rydex VT Banking

o     Rydex VT Basic Materials

o     Rydex VT Biotechnology

o     Rydex VT Commodities Strategy

o     Rydex VT Consumer Products

o     Rydex VT Dow 2x Strategy

o     Rydex VT Electronics

o     Rydex VT Energy

o     Rydex VT Energy Services

o     Rydex VT Essential Portfolio Aggressive

o     Rydex VT Essential Portfolio Conservative

o     Rydex VT Essential Portfolio Moderate

o     Rydex VT Europe 1.25x Strategy

o     Rydex VT Financial Services

o     Rydex VT Government Long Bond 1.2x Strategy

o     Rydex VT Health Care

o     Rydex VT Hedged Equity

o     Rydex VT International Opportunity (formerly Rydex VT International
      Rotation)

o     Rydex VT Internet

o     Rydex VT Inverse Dow 2x Strategy

o     Rydex VT Inverse Government Long Bond Strategy

o     Rydex VT Inverse Mid-Cap Strategy

--------------------------------------------------------------------------------

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE: MAY 1, 2009

--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------
7910                                                     32-79102-00  2009/05/01

--------------------------------------------------------------------------------

o     Rydex VT Inverse NASDAQ-100(R) Strategy

o     Rydex VT Inverse Russell 2000(R) Strategy

o     Rydex VT Inverse S&P 500 Strategy

o     Rydex VT Japan 2x Strategy (formerly Rydex VT Japan 1.25x Strategy)

o     Rydex VT Leisure

o     Rydex VT Mid Cap 1.5x Strategy

o     Rydex VT Multi-Cap Core Equity

o     Rydex VT Multi-Hedge Strategies (formerly Rydex VT Absolute Return
      Strategies)

o     Rydex VT Nova

o     Rydex VT NASDAQ-100(R)

o     Rydex VT NASDAQ-100(R) 2x Strategy

o     Rydex VT Precious Metals

o     Rydex VT Real Estate

o     Rydex VT Retailing

o     Rydex VT Russell 2000(R) 1.5x Strategy

o     Rydex VT Russell 2000(R) 2x Strategy

o     Rydex VT S&P 2x Strategy

o     Rydex VT S&P 500 Pure Growth (formerly Rydex VT Large Cap Growth)

o     Rydex VT S&P 500 Pure Value (formerly Rydex VT Large Cap Value)

o     Rydex VT S&P MidCap 400 Pure Growth (formerly Rydex VT Mid Cap Growth)

o     Rydex VT S&P MidCap 400 Pure Value (formerly Rydex VT Mid Cap Value)

o     Rydex VT S&P SmallCap 600 Pure Growth (formerly Rydex VT Small Cap Growth)

o     Rydex VT S&P SmallCap 600 Pure Value (formerly Rydex VT Small Cap Value)

o     Rydex VT Strengthening Dollar 2x Strategy

o     Rydex VT Technology

o     Rydex VT Telecommunications

o     Rydex VT Transportation

o     Rydex VT U.S. Government Money Market

o     Rydex VT Utilities

o     Rydex VT Weakening Dollar 2x Strategy

o     SBL All Cap Value (formerly SBL Equity Income)

o     SBL Global

o     SBL Large Cap Value

o     SBL Mid Cap Growth

o     SBL Mid Cap Value

o     SBL Small Cap Value

o     Templeton Developing Markets Securities

o     Templeton Foreign Securities

o     Van Kampen LIT Government

o     Wells Fargo Advantage Opportunity VT


(1) Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2009, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at P.O. Box 750497, Topeka, KS 66675-0497, or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 37 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------


                                TABLE OF CONTENTS

                                                                            Page

DEFINITIONS                                                                    4
SUMMARY .................................................................      5
   Purpose of the Contract ..............................................      5
   The Separate Account and the Funds ...................................      5
   Purchase Payments ....................................................      6
   Contract Benefits ....................................................      6
   Optional Riders ......................................................      6
   Free-Look Right ......................................................      6
   Charges and Deductions ...............................................      6
   Tax-Free Exchanges ...................................................      8
   Contacting the Company ...............................................      8
EXPENSE TABLE ...........................................................      9
   Contract Owner Transaction Expenses ..................................      9
   Periodic Expenses ....................................................      9
   Optional Rider Expenses ..............................................     10
   Example ..............................................................     10
CONDENSED FINANCIAL INFORMATION .........................................     11
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
   AND THE FUNDS ........................................................     22
   First Security Benefit Life Insurance
     and Annuity Company of New York ....................................     22
   Published Ratings ....................................................     22
   Separate Account .....................................................     22
   Underlying Funds .....................................................     22
THE CONTRACT ............................................................     24
   General ..............................................................     24
   Important Information About Your Benefits Under the
     Contract ...........................................................     24
   Application for a Contract ...........................................     25
   Optional Riders ......................................................     25
   Guaranteed Minimum Income Benefit ....................................     25
   Annual Stepped Up Death Benefit ......................................     26
   Guaranteed Minimum Withdrawal Benefit ................................     26
   Extra Credit .........................................................     27
   Alternate Withdrawal Charge ..........................................     28
   Purchase Payments ....................................................     28
   Allocation of Purchase Payments ......................................     29
   Bonus Credit .........................................................     29
   Dollar Cost Averaging Option .........................................     29
   Asset Reallocation Option ............................................     30
   Transfers of Contract Value ..........................................     30
   Contract Value .......................................................     33
   Determination of Contract Value ......................................     33
   Cut-Off Times ........................................................     34
   Full and Partial Withdrawals .........................................     35
   Systematic Withdrawals ...............................................     36
   Free-Look Right ......................................................     36
   Death Benefit ........................................................     36
   Distribution Requirements ............................................     37
   Death of the Annuitant ...............................................     37
CHARGES AND DEDUCTIONS ..................................................     37
   Contingent Deferred Sales Charge .....................................     37
   Mortality and Expense Risk Charge ....................................     38
   Administration Charge ................................................     39
   Account Administration Charge ........................................     39
   Premium Tax Charge ...................................................     39
   Other Charges ........................................................     39
   Variations in Charges ................................................     40
   Optional Rider Charges ...............................................     40
   Guarantee of Certain Charges .........................................     40
   Underlying Fund Expenses .............................................     40
ANNUITY PERIOD ..........................................................     41
   General ..............................................................     41
   Annuity Options ......................................................     42
   Selection of an Option ...............................................     43
MORE ABOUT THE CONTRACT..................................................     43
   Ownership ............................................................     43
   Designation and Change of Beneficiary ................................     43
   Dividends ............................................................     44
   Payments from the Separate Account ...................................     44
   Proof of Age and Survival ............................................     44
   Misstatements ........................................................     44
   Restrictions on Withdrawals from Qualified Plans .....................     44
FEDERAL TAX MATTERS .....................................................     45
   Introduction .........................................................     45
   Tax Status of the Company and the Separate Account ...................     45
   Income Taxation of Annuities in
     General--Non-Qualified Plans .......................................     46
   Additional Considerations ............................................     47
   Qualified Plans ......................................................     48
   Other Tax Considerations .............................................     51
OTHER INFORMATION .......................................................     51
   Investment Advisory Fees .............................................     51
   Voting of Underlying Fund Shares .....................................     51
   Substitution of Investments ..........................................     52
   Changes to Comply with Law and Amendments ............................     52
   Reports to Owners ....................................................     52
   Electronic Privileges ................................................     52
   Legal Proceedings ....................................................     53
   Sale of the Contract .................................................     53
PERFORMANCE INFORMATION .................................................     54
ADDITIONAL INFORMATION ..................................................     55
   Registration Statement ...............................................     55
   Financial Statements .................................................     55
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION ..........................................................     55
OBJECTIVES FOR UNDERLYING FUNDS .........................................     56
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


--------------------------------------------------------------------------------
THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------

DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

ADMINISTRATIVE OFFICE -- First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 6.

AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

BONUS CREDIT -- For certain Contracts issued between May 1, 2005 and December 31, 2007, an amount added to Contract Value under the Automatic Bonus Credit Rider.

CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

CONTRACT VALUE -- The total value of your Contract as of any Valuation Date.

CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

PARTICIPANT -- A Participant under a Qualified Plan.

PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

SEPARATE ACCOUNT -- The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges,

--------------------------------------------------------------------------------
                                        4

--------------------------------------------------------------------------------

any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

================================================================================


THE SEPARATE ACCOUNT AND THE FUNDS(1) -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:

o     AIM V.I. Capital Appreciation

o     AIM V.I. International Growth

o     AIM V.I. Mid Cap Core Equity

o     Direxion Dynamic VP HY Bond

o     Dreyfus VIF International Value

o     Federated Fund for U.S. Government Securities II

o     Federated High Income Bond II

o     Fidelity(R) VIP Contrafund(R)

o     Fidelity(R) VIP Growth Opportunities

o     Fidelity(R) VIP Index 500

o     Fidelity(R) VIP Investment-Grade Bond

o     Franklin Small-Mid Cap Growth Securities

o     Neuberger Berman AMT Guardian

o     Neuberger Berman AMT Partners

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT Total Return

o     RVT CLS AdvisorOne Amerigo

o     RVT CLS AdvisorOne Berolina

o     RVT CLS AdvisorOne Clermont

o     Rydex VT All-Cap Opportunity (formerly Rydex VT Sector Rotation)

o     Rydex VT Banking

o     Rydex VT Basic Materials

o     Rydex VT Biotechnology

o     Rydex VT Commodities Strategy

o     Rydex VT Consumer Products

o     Rydex VT Dow 2x Strategy

o     Rydex VT Electronics

o     Rydex VT Energy

o     Rydex VT Energy Services

o     Rydex VT Essential Portfolio Aggressive

o     Rydex VT Essential Portfolio Conservative

o     Rydex VT Essential Portfolio Moderate

o     Rydex VT Europe 1.25x Strategy

o     Rydex VT Financial Services

o     Rydex VT Government Long Bond 1.2x Strategy

o     Rydex VT Health Care

o     Rydex VT Hedged Equity

o     Rydex VT International Opportunity (formerly Rydex VT International
      Rotation)

o     Rydex VT Internet

o     Rydex VT Inverse Dow 2x Strategy

o     Rydex VT Inverse Government Long Bond Strategy

o     Rydex VT Inverse Mid-Cap Strategy

o     Rydex VT Inverse NASDAQ-100(R) Strategy

o     Rydex VT Inverse Russell 2000(R) Strategy

o     Rydex VT Inverse S&P 500 Strategy

o     Rydex VT Japan 2x Strategy (formerly Rydex VT Japan 1.25x Strategy)

o     Rydex VT Leisure

o     Rydex VT Mid Cap 1.5x Strategy

o     Rydex VT Multi-Cap Core Equity

o     Rydex VT Multi-Hedge Strategies (formerly Rydex VT Absolute Return
      Strategies)

o     Rydex VT Nova

o     Rydex VT NASDAQ-100(R)

o     Rydex VT NASDAQ-100(R) 2x Strategy

o     Rydex VT Precious Metals

o     Rydex VT Real Estate

o     Rydex VT Retailing

o     Rydex VT Russell 2000(R) 1.5x Strategy

o     Rydex VT Russell 2000(R) 2x Strategy

o     Rydex VT S&P 2x Strategy

o     Rydex VT S&P 500 Pure Growth (formerly Rydex VT Large Cap Growth)

o     Rydex VT S&P 500 Pure Value (formerly Rydex VT Large Cap Value)

o     Rydex VT S&P MidCap 400 Pure Growth (formerly Rydex VT Mid Cap Growth)

o     Rydex VT S&P MidCap 400 Pure Value (formerly Rydex VT Mid Cap Value)

--------------------------------------------------------------------------------
                                        5

--------------------------------------------------------------------------------

o     Rydex VT S&P SmallCap 600 Pure Growth (formerly Rydex VT Small Cap Growth)

o     Rydex VT S&P SmallCap 600 Pure Value (formerly Rydex VT Small Cap Value)

o     Rydex VT Strengthening Dollar 2x Strategy

o     Rydex VT Technology

o     Rydex VT Telecommunications

o     Rydex VT Transportation

o     Rydex VT U.S. Government Money Market

o     Rydex VT Utilities

o     Rydex VT Weakening Dollar 2x Strategy

o     SBL All Cap Value (formerly SBL Equity Income)

o     SBL Global

o     SBL Large Cap Value

o     SBL Mid Cap Growth

o     SBL Mid Cap Value

o     SBL Small Cap Value

o     Templeton Developing Markets Securities

o     Templeton Foreign Securities

o     Van Kampen LIT Government

o     Wells Fargo Advantage Opportunity VT

(1) The PIMCO VIT StocksPlus Growth & Income Subaccount is no longer available effective May 1, 2009. As a result, you may no longer allocate purchase payments or transfer Contract Value to that Subaccounts.

================================================================================


      You may allocate your purchase payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

PURCHASE PAYMENTS -- Your initial purchase payment must be at least $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total rider charges in excess of 2.00%:

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Extra Credit at 3%, 4% or 5%;

o     0-Year or 4-Year Alternate Withdrawal Charge.

* Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under "Optional Riders."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus

--------------------------------------------------------------------------------
                                        6

--------------------------------------------------------------------------------

Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each purchase payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the purchase payment or Bonus Credit was effective. A purchase payment or Bonus Credit is "age one" in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

 PURCHASE PAYMENT OR BONUS
        CREDIT AGE             WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

      The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds; (2) annuity payments under options 1 through 6; or
(3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                       ANNUAL MORTALITY
                                       AND EXPENSE RISK
CONTRACT VALUE                              CHARGE
----------------------------------------------------------
Less than $25,000                           1.10%
At least $25,000 but less than
   $100,000                                 0.95%
$100,000 or more                            0.85%
----------------------------------------------------------

These amounts are also deducted during the Annuity Period. However, the mortality and expense risk charge is 1.25%, on an annual basis, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."

      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The Company makes each rider, available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with a total rider charge that exceeds 2.00% of Contract Value. Each rider and its charge are listed below. See "Optional Rider Charges."

--------------------------------------------------------------------------------
                                        7

OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)

                                                                    Annual
                                                       Rate(1)   Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum                                       3%          0.25%
Income Benefit                                           5%          0.40%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                         ---          0.25%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                   ---          0.55%(2)
--------------------------------------------------------------------------------
Extra Credit(3)                                          3%          0.40%
                                                         4%          0.55%
                                                         5%          0.70%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge                            0-Year        0.70%(4)
                                                       4-Year        0.60%(4)
--------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(3) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See "Premium Tax Charge."

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.


TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

      The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.


CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                 None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
     attributable to Purchase Payments)                            7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                     None
--------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Account Administration Charge                                   $30(2)
--------------------------------------------------------------------------------
   SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of
     average Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                      1.10%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                  0.60%(4)
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                     2.00%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                        3.70%
--------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments and/or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, however, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(4) The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total rider charges that exceed 2.00% of Contract Value.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)

                                                                    Annual
                                                       Rate(1)   Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum                                        3%         0.25%
Income Benefit Rider                                      5%         0.40%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                    ---         0.25%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider              ---         0.55%(2)
--------------------------------------------------------------------------------
                                                          3%         0.40%
Extra Credit Rider(3)                                     4%         0.55%
                                                          5%         0.70%
--------------------------------------------------------------------------------
Alternative Withdrawal                                  0-Year       0.70%(4)
Charge Rider                                            4-Year       0.60%(4)
--------------------------------------------------------------------------------

(1.) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2.) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for the rider is used in calculating the maximum rider charge of 2.00%.

(3.) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4.) If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


                                                         MINIMUM       MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)        0.35%         4.12%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ending December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007.



EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                1       3        5       10
                                               YEAR   YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the
   end of the applicable time period          $1,393  $2,755   $3,967   $6,813
--------------------------------------------------------------------------------
If you do not surrender or you annuitize
   your Contract                                 773   2,254    3,652    6,813
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.


                                          2008         2007         2006         2005         2004        2003        2002(a)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.83   $     9.18   $     9.03   $     8.67   $     8.51   $     6.87   $     7.00
   End of period ...................   $     5.41   $     9.83   $     9.18   $     9.03   $     8.67   $     8.51   $     6.87
Accumulation units outstanding
at the end of period ...............       21,845       22,084       21,571       26,708       16,171       11,398        6,232
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.54   $    10.52   $    10.00          ---          ---          ---          ---
   End of period ...................   $     6.58   $    11.54   $    10.52          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       42,481       52,166        9,167          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.58   $    10.10   $    10.00          ---          ---          ---          ---
   End of period ...................   $     7.24   $    10.58   $    10.10          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       22,086       20,183            0          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
DIREXION DYNAMIC VP HY BOND(b)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.33   $     9.91   $     9.74   $    10.00          ---          ---          ---
   End of period ...................   $     8.05   $     9.33   $     9.91   $     9.74          ---          ---          ---
Accumulation units outstanding
at the end of period ...............      529,120      611,732      251,606       80,421          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.31   $    10.35   $    10.00          ---          ---          ---          ---
   End of period ...................   $     6.18   $    10.31   $    10.35          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............        1,937       17,811        5,982          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S.
GOVERNMENT SECURITIES II
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.09   $     9.93   $     9.97   $    10.21   $    10.31   $    10.53   $    10.40
   End of period ...................   $    10.06   $    10.09   $     9.93   $     9.97   $    10.21   $    10.31   $    10.53
Accumulation units outstanding
at the end of period ...............      150,880       17,742       19,351       36,566       21,470       15,609        3,950
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.76   $    11.91   $    11.25   $    11.49   $    10.89   $     9.34   $     9.09
   End of period ...................   $     8.32   $    11.76   $    11.91   $    11.25   $    11.49   $    10.89   $     9.34
Accumulation units outstanding
at the end of period ...............      418,730      120,027      108,823      190,532       95,559       63,779          934
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    15.36   $    13.68   $    12.82   $    11.48   $    10.41          ---          ---
   End of period ...................   $     8.43   $    15.36   $    13.68   $    12.82   $    11.48   $    10.41          ---
Accumulation units outstanding
at the end of period ...............      122,970      338,889      140,177      137,015       66,563        3,773          ---
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

                                          2008         2007         2006         2005         2004        2003        2002(a)
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.47   $     9.75   $     9.69   $     9.31   $     9.10          ---          ---
   End of period ...................   $     4.93   $    11.47   $     9.75   $     9.69   $     9.31   $     9.10          ---
Accumulation units outstanding
at the end of period ...............       23,084      312,794       33,333      102,137       12,096        1,818          ---
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INDEX 500
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.37   $    10.31   $     9.33   $     9.33   $     8.83          ---          ---
   End of period ...................   $     6.24   $    10.37   $    10.31   $     9.33   $     9.33   $     8.83          ---
Accumulation units outstanding
at the end of period ...............      119,132      138,881      155,327       40,758      120,813       32,816          ---
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT-GRADE BOND
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............... $    10.44   $    10.47   $    10.51   $    10.77   $    10.80   $    10.75   $    10.36
   End of period ..................... $     9.64   $    10.44   $    10.47   $    10.51   $    10.77   $    10.80   $    10.75
Accumulation units outstanding
at the end of period ...............       77,945       83,884       54,259       41,403       47,000       16,257          128
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
   SECURITIES
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.19   $    10.52   $    10.12   $    10.10   $     9.47   $     7.22   $     7.24
   End of period ...................   $     6.16   $    11.19   $    10.52   $    10.12   $    10.10   $     9.47   $     7.22
Accumulation units outstanding
at the end of period ...............       34,012       26,834       27,582       27,086       30,104       32,959        4,040
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.33   $    11.03   $    10.17   $     9.81   $     8.86   $     7.03   $     7.52
   End of period ...................   $     6.80   $    11.33   $    11.03   $    10.17   $     9.81   $     8.86   $     7.03
Accumulation units outstanding
at the end of period ...............       23,355       15,634       11,994       15,674       10,923       10,571        6,310
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    13.62   $    13.03   $    12.14   $    10.75   $     9.45          ---          ---
   End of period ...................   $     6.20   $    13.62   $    13.03   $    12.14   $    10.75   $     9.45          ---
Accumulation units outstanding
at the end of period ...............       35,592       39,451       36,860       27,914       16,331        9,120          ---
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
   FUND(R)/VA(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.63   $    10.19   $    10.00          ---          ---          ---          ---
   End of period ...................   $     5.72   $     9.63   $    10.19          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       16,844        1,812        2,028          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.25   $     9.98   $    10.00          ---          ---          ---          ---
   End of period ...................   $     9.77   $    10.25   $     9.98          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       89,404       65,492        6,931          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

                                          2008         2007         2006         2005         2004         2003       2002(a)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.75   $    10.16   $    10.54   $    10.79   $    10.35          ---          ---
   End of period ...................   $     9.56   $    10.75   $    10.16   $    10.54   $    10.79   $    10.35          ---
Accumulation units outstanding
at the end of period ...............       75,365       70,494      100,139       54,585       33,151       10,435          ---
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT STOCKSPLUS(R) GROWTH
AND INCOME(d)(f)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.44   $    10.22   $    10.00          ---          ---          ---          ---
   End of period ...................   $     5.73   $    10.44   $    10.22          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............            0            0            0          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.12   $     9.73   $     9.79   $     9.99   $     9.95          ---          ---
   End of period ...................   $    10.15   $    10.12   $     9.73   $     9.79   $     9.99   $     9.95          ---
Accumulation units outstanding
at the end of period ...............      190,058      180,242      109,703       77,347       43,127       35,054          ---
-------------------------------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE AMERIGO
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    14.79   $    13.58   $    12.63   $    12.07   $    11.35          ---          ---
   End of period ...................   $     8.06   $    14.79   $    13.58   $    12.63   $    12.07   $    11.35          ---
Accumulation units outstanding
at the end of period ...............      517,534      586,957      690,043      681,341      376,672      128,233          ---
-------------------------------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE BEROLINA(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.25   $    10.23   $    10.00          ---          ---          ---          ---
   End of period ...................   $     6.23   $    11.25   $    10.23          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............      321,884      349,733       85,971          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE CLERMONT
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.26   $    11.07   $    10.67   $    10.73   $    10.59          ---          ---
   End of period ...................   $     7.54   $    11.26   $    11.07   $    10.67   $    10.73   $    10.59          ---
Accumulation units outstanding
at the end of period ...............      225,570      243,216      394,883      494,386      409,321      104,078          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY
   (FORMERLY RYDEX VT SECTOR ROTATION)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    13.55   $    11.53   $    10.80   $     9.92   $     9.35   $     7.52   $     8.30
   End of period ...................   $     7.69   $    13.55   $    11.53   $    10.80   $     9.92   $     9.35   $     7.52
Accumulation units outstanding
at the end of period ...............       87,235       94,004       82,365      125,216       12,670        8,342        1,183
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT BANKING
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     8.95   $    12.82   $    12.03   $    12.92   $    11.75          ---          ---
   End of period ...................   $     5.05   $     8.95   $    12.82   $    12.03   $    12.92   $    11.75          ---
Accumulation units outstanding
at the end of period ...............       26,529        9,845      113,931      107,516      135,582        3,296          ---
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       13

                                          2008         2007         2006         2005         2004         2003       2002(a)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT BASIC MATERIALS
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    17.16   $    13.38   $    11.42   $    11.46   $     9.90          ---          ---
   End of period ...................   $     8.98   $    17.16   $    13.38   $    11.42   $    11.46   $     9.90          ---
Accumulation units outstanding
at the end of period ...............      432,642      168,361      271,684      133,496      190,300       15,687          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT BIOTECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     6.50   $     6.50   $     7.01   $     6.62   $     6.83          ---          ---
   End of period ...................   $     5.49   $     6.50   $     6.50   $     7.01   $     6.62   $     6.83          ---
Accumulation units outstanding
at the end of period ...............      304,045       38,043       28,773       62,881        3,524          399          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT COMMODITIES STRATEGY(c)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..............   $     9.98   $     7.95   $    10.10   $     9.91
   End of period....................   $     4.87   $     9.98   $     7.95   $    10.10
Accumulation units outstanding
at the end of period................       7,658       164,429        3,996       34,008
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT CONSUMER PRODUCTS
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    13.15   $    12.36   $    10.99   $    11.52   $    10.61          ---          ---
   End of period ...................   $     9.65   $    13.15   $    12.36   $    10.99   $    11.52   $    10.61          ---
Accumulation units outstanding
at the end of period ...............       12,923      241,714      165,087      148,067      153,743        3,752          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT DOW 2X STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    12.60   $    12.17   $     9.73   $    10.56          ---          ---          ---
   End of period ...................   $     4.62   $    12.60   $    12.17   $     9.73          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       40,459       83,487      177,358       88,059          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ELECTRONICS
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     4.46   $     4.78   $     4.87   $     4.89   $     6.54   $     4.02   $     4.66
   End of period ...................   $     2.13   $     4.46   $     4.78   $     4.87   $     4.89   $     6.54   $     4.02
Accumulation units outstanding
at the end of period ...............       27,730        5,381        6,939        4,566        5,893       14,976        5,753
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ENERGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    18.43   $    14.44   $    13.47   $    10.15   $     8.01          ---          ---
   End of period ...................   $     9.53   $    18.43   $    14.44   $    13.47   $    10.15   $     8.01          ---
Accumulation units outstanding
at the end of period ...............      331,943      245,330      158,462      174,322      211,695       17,610          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ENERGY SERVICES
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    15.31   $    11.66   $    10.97   $     7.72   $     6.03          ---          ---
   End of period ...................   $     6.22   $    15.31   $    11.66   $    10.97   $     7.72   $     6.03          ---
Accumulation units outstanding
at the end of period ...............       30,831      201,230       19,712      162,805       29,630          922          ---
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

                                          2008         2007         2006         2005         2004        2003        2002(a)
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO
AGGRESSIVE(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.48   $    10.26   $    10.00          ---          ---          ---          ---
   End of period ...................   $     7.52   $    10.48   $    10.26          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       63,561       61,898            0          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO
CONSERVATIVE(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.24   $    10.04   $    10.00          ---          ---          ---          ---
   End of period ...................   $     8.74   $    10.24   $    10.04          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............        2,418        2,104            0          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO
MODERATE(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.38   $    10.18   $    10.00          ---          ---          ---          ---
   End of period ...................   $     8.20   $    10.38   $    10.18          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............        1,082       12,453            0          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT EUROPE 1.25X STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    14.65   $    13.53   $    10.90   $    10.70   $     9.62          ---          ---
   End of period ...................   $     6.33   $    14.65   $    13.53   $    10.90   $    10.70   $     9.62          ---
Accumulation units outstanding
at the end of period ...............       21,600      237,477       87,082       18,403   $   59,482       48,247          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT FINANCIAL SERVICES
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.08   $    11.68   $    10.44   $    10.55   $     9.40          ---          ---
   End of period ...................   $     4.52   $     9.08   $    11.68   $    10.44   $    10.55   $     9.40          ---
Accumulation units outstanding
at the end of period ...............       23,195        7,767      184,103      170,456      202,251        7,239          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT GOVERNMENT LONG BOND
1.2X STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.96   $    10.42   $    11.23   $    10.89   $    10.48   $    11.01   $    10.09
   End of period ...................   $    15.20   $    10.96   $    10.42   $    11.23   $    10.89   $    10.48   $    11.01
Accumulation units outstanding
at the end of period ...............       46,956      198,159      393,478      388,685      638,967      354,840          279
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT HEALTH CARE
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.60   $     9.46   $     9.39   $     8.86   $     8.71          ---          ---
   End of period ...................   $     6.91   $     9.60   $     9.46   $     9.39   $     8.86   $     8.71          ---
Accumulation units outstanding
at the end of period ...............      351,419       22,899      181,617      209,241      190,661       23,383          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT HEDGED EQUITY(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.00   $    10.12   $    10.00          ---          ---          ---          ---
   End of period ...................   $     7.29   $    10.00   $    10.12          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       14,804       15,543        5,974          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

                                          2008         2007         2006         2005         2004        2003        2002(a)
-------------------------------------------------------------------------------------------------------------------------------
RYDEX INTERNATIONAL OPPORTUNITY
(FORMERLY RYDEX VT INTERNATIONAL
ROTATION)(e)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.00          ---          ---          ---          ---          ---          ---
   End of period ...................   $    10.40          ---          ---          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............            0          ---          ---          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT INTERNET
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     6.10   $     5.77   $     5.49   $     5.81   $     5.24   $     3.33   $     2.83
   End of period ...................   $     3.22   $     6.10   $     5.77   $     5.49   $     5.81   $     5.24   $     3.33
Accumulation units outstanding
at the end of period ...............       18,796        6,133          436       10,098      374,367        5,057        6,796
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE DOW 2X STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     5.47   $     6.27   $     8.37   $     8.60          ---          ---          ---
   End of period ...................   $     8.42   $     5.47   $     6.27   $     8.37          ---          ---          ---
Accumulation units outstanding
at the end of period ...............      212,994            0          ---            0          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE GOVERNMENT LONG BOND
STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     7.09   $     7.76   $     7.49   $     8.25   $     9.65          ---          ---
   End of period ...................   $     4.74   $     7.09   $     7.76   $     7.49   $     8.25   $     9.65          ---
Accumulation units outstanding
at the end of period ...............       22,632      127,448        9,982       27,435       35,220          584          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE MID-CAP STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value: ...........                                                              ---          ---          ---
   Beginning of period .............   $     6.51   $     6.93   $     7.52   $     8.55          ---          ---          ---
   End of period ...................   $     8.37   $     6.51   $     6.93   $     7.52          ---          ---          ---
Accumulation units outstanding
at the end of period ...............          888      204,645          ---            0          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE NASDAQ-100(R)
STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     5.79   $     6.82   $     7.22   $     7.45   $     8.82   $    14.70   $    17.34
   End of period ...................   $     8.21   $     5.79   $     6.82   $     7.22   $     7.45   $     8.82   $    14.70
Accumulation units outstanding
at the end of period ...............        1,323      456,662        4,925        1,411            0      162,221          100
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE RUSSELL 2000(R)
STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     6.57   $     6.51   $     7.72   $     8.32          ---          ---          ---
   End of period ...................   $     7.85   $     6.57   $     6.51   $     7.72          ---          ---          ---
Accumulation units outstanding
at the end of period ...............            0      227,553        1,162        5,508          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE S&P 500 STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     5.79   $     5.99   $     6.77   $     7.12   $     8.28          ---          ---
   End of period ...................   $     7.72   $     5.79   $     5.99   $     6.77   $     7.12   $     8.28          ---
Accumulation units outstanding
at the end of period ...............      507,885      440,988        5,068       53,556       27,025      180,609          ---
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

                                          2008         2007         2006         2005         2004        2003        2002(a)
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT JAPAN 2X STRATEGY (FORMERLY
RYDEX VT JAPAN 1.25X STRATEGY)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.49   $    11.17   $    11.08   $     9.61   $     9.10   $     6.90   $     8.14
   End of period ...................   $     6.10   $     9.49   $    11.17   $    11.08   $     9.61   $     9.10   $     6.90
Accumulation units outstanding
at the end of period ...............      265,255       55,215       31,981       29,995        4,011       14,278        1,378
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT LEISURE
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     8.86   $     9.49   $     8.02   $     8.80   $     7.42          ---          ---
   End of period ...................   $     4.32   $     8.86   $     9.49   $     8.02   $     8.80   $     7.42          ---
Accumulation units outstanding
at the end of period ...............        9,749       10,250      420,687      176,237      232,681        9,787          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT MID CAP 1.5X STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    15.06   $    15.18   $    14.34   $    13.12   $    11.22          ---          ---
   End of period ...................   $     6.52   $    15.06   $    15.18   $    14.34   $    13.12   $    11.22          ---
Accumulation units outstanding
at the end of period ...............       23,187       35,481       24,100       38,356       15,026        1,318          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT MULTI-CAP CORE EQUITY(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.30   $    10.25   $    10.00          ---          ---          ---          ---
   End of period ...................   $     5.44   $     9.30   $    10.25          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............            0            0            0          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT MULTI-HEDGE STRATEGIES
(FORMERLY RYDEX VT ABSOLUTE
RETURN STRATEGIES)(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.03   $    10.09   $    10.00          ---          ---          ---          ---
   End of period ...................   $     7.81   $    10.03   $    10.09          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       48,247        5,672            0          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT NASDAQ-100(R)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.31   $     8.25   $     8.15   $     8.41   $     8.03   $     5.77   $     5.51
   End of period ...................   $     5.18   $     9.31   $     8.25   $     8.15   $     8.41   $     8.03   $     5.77
Accumulation units outstanding
at the end of period ...............       28,394      314,780       74,887       46,279      224,571       30,824          228
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT NASDAQ-100(R) 2X STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     6.33   $     5.16   $     5.14   $     5.53   $     5.05          ---          ---
   End of period ...................   $     1.66   $     6.33   $     5.16   $     5.14   $     5.53   $     5.05          ---
Accumulation units outstanding
at the end of period ...............       61,600       30,564       24,882       33,545       26,899       33,689          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT NOVA
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.19   $     9.49   $     8.31   $     8.34   $     7.60   $     5.70   $     5.98
   End of period ...................   $     4.01   $     9.19   $     9.49   $     8.31   $     8.34   $     7.60   $     5.70
Accumulation units outstanding
at the end of period ...............      136,271      194,959      883,907    1,579,879     1062,820       41,053        4,939
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

                                          2008         2007         2006         2005         2004        2003        2002(a)
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT PRECIOUS METALS
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    25.74   $    22.48   $    19.32   $    16.68   $    20.31   $    15.05   $    12.32
   End of period ...................   $    15.15   $    25.74   $    22.48   $    19.32   $    16.68   $    20.31   $    15.05
Accumulation units outstanding
at the end of period ...............       65,281      117,331        8,077       94,339       92,979        4,087          557
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT REAL ESTATE
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    14.88   $    19.21   $    15.34   $    14.94   $    12.04          ---          ---
   End of period ...................   $     8.32   $    14.88   $    19.21   $    15.34   $    14.94   $    12.04          ---
Accumulation units outstanding
at the end of period ...............       21,253       20,339      256,650      105,637       22,363        9,354          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT RETAILING
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.15   $    10.93   $    10.37   $    10.26   $     9.74          ---          ---
   End of period ...................   $     5.88   $     9.15   $    10.93   $    10.37   $    10.26   $     9.74          ---
Accumulation units outstanding
at the end of period ...............      121,607        6,254      186,739      132,534      163,339           56          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT RUSSELL 2000(R) 1.5X STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    12.77   $    14.30   $    12.35   $    12.41   $    10.35          ---          ---
   End of period ...................   $     5.95   $    12.77   $    14.30   $    12.35   $    12.41   $    10.35          ---
Accumulation units outstanding
at the end of period ...............      136,742       18,996       24,357        9,026       78,584      412,137          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT RUSSELL 2000(R) 2X STRATEGY(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     8.62   $    10.30   $    10.00          ---          ---          ---          ---
   End of period ...................   $     2.79   $     8.62   $    10.30          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       15,106        1,077            0          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT S&P 2X STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.81   $    10.18   $     8.59   $     8.67   $     7.75          ---          ---
   End of period ...................   $     3.01   $     9.81   $    10.18   $     8.59   $     8.67   $     7.75          ---
Accumulation units outstanding
at the end of period ...............       17,071        9,725        8,891       15,812       12,981          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT S&P 500 PURE GROWTH
(FORMERLY RYDEX VT LARGE CAP GROWTH)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.02   $     9.97   $     9.88   $    10.13          ---          ---          ---
   End of period ...................   $     5.78   $    10.02   $     9.97   $     9.88          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       43,820      117,402       40,307      217,341          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT S&P 500 PURE VALUE
(FORMERLY RYDEX VT LARGE CAP VALUE)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.14   $    12.30   $    10.91   $    10.93          ---          ---          ---
   End of period ...................   $     5.48   $    11.14   $    12.30   $    10.91          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       58,873       68,603      124,853       54,847          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

                                          2008         2007         2006         2005         2004        2003        2002(a)
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT S&P MIDCAP 400 PURE
GROWTH (FORMERLY RYDEX VT MID
CAP GROWTH)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.55   $    11.12   $    11.26   $    10.54          ---          ---          ---
   End of period ...................   $     7.07   $    11.55   $    11.12   $    11.26          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       27,629       94,377       18,244       70,626          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT S&P MIDCAP 400 PURE VALUE
(FORMERLY RYDEX VT MID CAP VALUE)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.87   $    13.03   $    11.62   $    11.19          ---          ---          ---
   End of period ...................   $     6.41   $    11.87   $    13.03   $    11.62          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       14,043       22,016       14,046        5,513          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT S&P SMALLCAP 600 PURE GROWTH
(FORMERLY RYDEX VT SMALL CAP GROWTH)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.30   $    11.82   $    11.45   $    11.25          ---          ---          ---
   End of period ...................   $     7.11   $    11.30   $    11.82   $    11.45          ---          ---          ---
Accumulation units outstanding
at the end of period ...............       18,316       24,037       78,516      116,227          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT S&P SMALLCAP 600 PURE VALUE
(FORMERLY RYDEX VT SMALL CAP VALUE)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     9.92   $    13.00   $    11.39   $    11.47          ---          ---          ---
   End of period ...................   $     5.37   $     9.92   $    13.00   $    11.39          ---          ---          ---
Accumulation units outstanding
at the end of period ...............        8,412       12,709      105,058       31,656          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT STRENGTHENING DOLLAR
2X STRATEGY(c)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     7.19   $     8.42   $     9.84   $    10.03          ---          ---          ---
   End of period ...................   $     7.27   $     7.19   $     8.42   $     9.84          ---          ---          ---
Accumulation units outstanding
at the end of period ...............            0           42            0            0          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     6.69   $     6.33   $     6.24   $     6.32   $     6.52   $     4.22   $     4.08
   End of period ...................   $     3.50   $     6.69   $     6.33   $     6.24   $     6.32   $     6.52   $     4.22
Accumulation units outstanding
at the end of period .........             40,804       58,093       40,889       27,869        6,106        1,679        5,034
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT TELECOMMUNICATIONS
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     8.22   $     7.86   $     6.87   $     7.09   $     6.57   $     5.13   $     4.22
   End of period ...................   $     4.31   $     8.22   $     7.86   $     6.87   $     7.09   $     6.57   $     5.13
Accumulation units outstanding
at the end of period ...............      524,132       11,374      204,184      189,042      260,896          ---          110
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT TRANSPORTATION
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.23   $    11.71   $    11.38   $    10.95   $     9.30          ---          ---
   End of period ...................   $     7.33   $    10.23   $    11.71   $    11.38   $    10.95   $     9.30          ---
Accumulation units outstanding
at the end of period ...............       20,589        4,561      142,328      138,529      165,382          ---          ---
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

                                          2008         2007         2006         2005         2004        2003        2002(a)
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT U.S. GOVERNMENT MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     8.42   $     8.46   $     8.51   $     8.71   $     9.07   $     9.47   $     9.62
   End of period ...................   $     8.15   $     8.42   $     8.46   $     8.51   $     8.71   $     9.07   $     9.47
Accumulation units outstanding
at the end of period ...............    2,647,128    1,186,868    1,144,022    1,080,518      955,333    2,261,713       16,781
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT UTILITIES
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $     8.16   $     7.55   $     6.52   $     6.15   $     5.47   $     4.56   $     4.77
   End of period ...................   $     5.50   $     8.16   $     7.55   $     6.52   $     6.15   $     5.47   $     4.56
Accumulation units outstanding
at the end of period ...............       54,230      353,523      576,207      291,931       91,809       43,792        1,606
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VT WEAKENING DOLLAR 2X STRATEGY(c)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    12.73   $    11.25   $    10.06   $     9.98          ---          ---          ---
   End of period ...................   $    10.70   $    12.73   $    11.25   $    10.06          ---          ---          ---
Accumulation units outstanding
at the end of period ...............        5,320        6,587      150,003            0          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
SBL ALL CAP VALUE (FORMERLY SBL EQUITY
INCOME)(e)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.00          ---          ---          ---          ---          ---          ---
   End of period ...................   $    10.51          ---          ---          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............            0          ---          ---          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
SBL GLOBAL
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    15.13   $    14.48   $    12.86   $    11.80   $    10.35          ---          ---
   End of period ...................   $     8.95   $    15.13   $    14.48   $    12.86   $    11.80   $    10.35          ---
Accumulation units outstanding
at the end of period ...............       56,820       72,648       77,121       64,909       22,194        3,700          ---
-------------------------------------------------------------------------------------------------------------------------------
SBL LARGE CAP VALUE(e)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.00          ---          ---          ---          ---          ---          ---
   End of period ...................   $    10.27          ---          ---          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............            0          ---          ---          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
SBL MID CAP GROWTH(e)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.00          ---          ---          ---          ---          ---          ---
   End of period ...................   $    10.48          ---          ---          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............            0          ---          ---          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
SBL MID CAP VALUE(e)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.00          ---          ---          ---          ---          ---          ---
   End of period ...................   $    11.08          ---          ---          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............            0          ---          ---          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

                                          2008         2007         2006         2005         2004        2003        2002(a)
-------------------------------------------------------------------------------------------------------------------------------
SBL SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    21.38   $    20.21   $    18.56   $    16.89   $    14.62          ---          ---
   End of period ...................   $    12.60   $    21.38   $    20.21   $    18.56   $    16.89   $    14.62          ---
Accumulation units outstanding
at the end of period ...............       23,757       25,677       22,876       26,914       13,648        2,330          ---
-------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    30.29   $    24.60   $    20.07   $    16.45   $    13.78          ---          ---
   End of period ...................   $    13.70   $    30.29   $    24.60   $    20.07   $    16.45   $    13.78          ---
Accumulation units outstanding
at the end of period ...............       11,071       11,394       12,503       16,982       17,359       16,959          ---
-------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    13.64   $    12.35   $    10.63   $    10.09   $     8.90          ---          ---
   End of period ...................   $     7.78   $    13.64   $    12.35   $    10.63   $    10.09   $     8.90          ---
Accumulation units outstanding
at the end of period ...............       34,533       28,804       29,583       35,291       38,371       34,000          ---
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT(d)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    10.19   $     9.94   $    10.00          ---          ---          ---          ---
   End of period ...................   $     9.91   $    10.19   $     9.94          ---          ---          ---          ---
Accumulation units outstanding
at the end of period ...............            0        6,212            0          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY VT
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .............   $    11.64   $    11.41   $    10.62   $    10.29   $     9.10          ---          ---
   End of period ...................   $     6.67   $    11.64   $    11.41   $    10.62   $    10.29   $     9.10          ---
Accumulation units outstanding
at the end of period ...............       35,778       39,924       19,539       19,041       16,375       14,219          ---
-------------------------------------------------------------------------------------------------------------------------------

(a)   For the period of August 1, 2002 (date of inception) through December 31,
      2002

(b) For the period of January 26, 2005 (date of inception) through December 31, 2005

(c) For the period of November 15, 2005 (date of inception) through December 31, 2005.

(d) For the period of November 1, 2006 (date of inception) through December 31, 2006.

(e) For the period of November 17, 2008 (date of inception) through December 31, 2008.

(f) The PIMCO VIT StocksPlus Growth & Income Subaccount is no longer available effective May 1, 2009. As a result, you may no longer allocate purchase payments or transfer Contract Value to those Subaccounts.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK -- The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly owned by Security Benefit Mutual Holding Company, a Kansas mutual holding company.


      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the

--------------------------------------------------------------------------------
                                       22

Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12B-1 FEES. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. The Company and SDI anticipate they will receive 12b-1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.



      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive administrative payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated purchase payments.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- Many financial services companies, including insurance companies, have faced unprecedented challenges over the past several months, and the Company ("we") are not immune to those challenges. We know it is important for you to understand how these events may affect your Contract Value and our ability to meet the guarantees under your Contract.

      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account and you have the right to reallocate among the available Subaccounts. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. Guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.


APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may s not select riders with total rider charges in excess of 2.00%:

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Extra Credit at 3%, 4% or 5%;

o     0-Year or 4-Year Alternate Withdrawal Charge.

* Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider which is also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to purchase payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

      In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------

"Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o Any purchase payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner's death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner's death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial purchase payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

      ANNUAL
WITHDRAWAL AMOUNT*          BENEFIT AMOUNT*
--------------------------------------------
        5%                       130%
        6%                       110%
        7%                       100%
--------------------------------------------
* A percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
--------------------------------------------------------------------------------

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------

taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional purchase payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the purchase payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent purchase payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by purchase payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.


      If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount. You should consult a tax adviser before purchasing the Guaranteed Minimum Withdrawal Benefit rider with a Qualified Contract.


EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your purchase payment.

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not

--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------

recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments. If purchase payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no purchase payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional purchase payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                      RATE OF RETURN
  INTEREST RATE      (NET OF EXPENSES)
---------------------------------------
       3%                 -5.00%
       4%                 -1.50%
       5%                  0.80%
---------------------------------------

ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

       0-YEAR SCHEDULE              4-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL    PAYMENT AGE   WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            7%
                                    3            6%
                                    4            5%
                               5 and over        0%
----------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

PURCHASE PAYMENTS -- The minimum initial purchase payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500. The minimum subsequent purchase payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum purchase payment requirement under certain circumstances. Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

      The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. The application form will be provided by the Company. If you submit your application and/or initial purchase payment to your registered representative, the Company will not begin processing the application and initial purchase payment until the Company receives them from your registered representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information

--------------------------------------------------------------------------------
                                       28

--------------------------------------------------------------------------------

to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

      The Company generally will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program. The initial purchase payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent purchase payment to your registered representative, the Company will not begin processing the purchase payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

      You may change the purchase payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

BONUS CREDIT -- During the period that began May 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total

--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------

amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis (or a quarter if transfers were made on a quarterly, semiannual or annual basis), before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS OF CONTRACT VALUE --You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to

--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------

transfers under the Dollar Cost Averaging or Asset Reallocation
Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."


      The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Rydex Subaccounts (excluding the Rydex VT All-Cap Opportunity, Rydex VT Commodities Strategy, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT International Opportunity, Rydex VT Multi-Cap Core Equity, and Rydex VT Multi-Hedge Strategies Subaccounts), which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.


      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------


                                                                                                                NUMBER OF
                                                                                                               ROUND TRIP
                                                 SUBACCOUNT                                                     TRANSFERS
-------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, RVT CLS AdvisorOne Amerigo,
RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Clermont; All Rydex Subaccounts, EXCEPT Rydex VT All-Cap
Opportunity, Rydex VT Commodities Strategy, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential         Unlimited
Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT
International Opportunity, Rydex VT Multi-Cap Core Equity, and Rydex VT Multi-Hedge Strategies
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation, PIMCO VIT Real Return, PIMCO VIT Total Return, Rydex VT All-Cap Opportunity,       4(1)
Rydex VT Commodities Strategy, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio
Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT International
Opportunity, Rydex VT Multi-Cap Core Equity, Rydex VT Multi-Hedge Strategies, SBL All Cap Value, SBL
Global, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid Cap Value, and SBL Small Cap Value
-------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value                                                                                   2(3)
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity                                                                              2(1)
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II                                                                                     1(1)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Fidelity VIP Contrafund, Fidelity VIP Growth
Opportunities, Fidelity VIP Index 500, Fidelity Investment Grade Bond, Franklin Small-Mid Cap Growth
Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap       1(2)
Fund/VA, PIMCO VIT Low Duration, Templeton Developing Markets Securities, Templeton Foreign Securities, and
Van Kampen LIT Government
-------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original

--------------------------------------------------------------------------------
                                       32

--------------------------------------------------------------------------------

transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


      The Company does not limit or restrict transfers to or from the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, AND THE Rydex Subaccounts (excluding certain specified Rydex Subaccounts), which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.


      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

--------------------------------------------------------------------------------
                                       33

--------------------------------------------------------------------------------

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Payment of purchase payments,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits allocated to the particular Subaccount, by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

      In addition to purchase payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions other than transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the base mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

      The base mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the "cut-off time"). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial

--------------------------------------------------------------------------------
                                       34

--------------------------------------------------------------------------------

withdrawals, death benefit payments, and Purchase Payments.


      Any transfer requests involving your Contract, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. The Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.


FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) are permitted after the Annuity Start Date only under Annuity Option 5 (unless the Owner has elected fixed annuity payments under Option 5). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium tax.


      The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.


      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same

--------------------------------------------------------------------------------
                                       35

--------------------------------------------------------------------------------

proportion that Contract Value is allocated among the Subaccounts.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans" and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of

--------------------------------------------------------------------------------
                                       36

--------------------------------------------------------------------------------

death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Bonus Credit was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2, ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from purchase payments before allocating them to Contract Value. However, except as set forth below, the

--------------------------------------------------------------------------------
                                       37

--------------------------------------------------------------------------------

Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

      The withdrawal charge applies to the portion of any withdrawal, consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce purchase payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. Each purchase payment and/or Bonus Credit you make is considered to have a certain "age," depending on the length of time since the purchase payment and/or Bonus Credit was effective. A purchase payment is "age one" in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

 PURCHASE PAYMENT AND BONUS CREDIT      WITHDRAWAL
           AGE (IN YEARS)                 CHARGE
------------------------------------------------------
                 1                          7%
                 2                          7%
                 3                          6%
                 4                          5%
                 5                          4%
                 6                          3%
                 7                          2%
             8 and over                     0%
------------------------------------------------------

      The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily base charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the base charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

--------------------------------------------------------------------------------
                                       38

--------------------------------------------------------------------------------

                                                         ANNUAL MORTALITY AND
CONTRACT VALUE                                            EXPENSE RISK CHARGE
--------------------------------------------------------------------------------
Less than $25,000 .....................................          1.10%
At least $25,000 but less than $100,000 ...............          0.95%
$100,000 or more ......................................          0.85%
--------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge is 1.25% during the Annuity Period, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.


ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the SBL All Cap Value, SBL Global, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid Cap Value, and SBL Small Cap Value Subaccounts; 0.35% for the AIM V.I. International Growth and AIM V.I. Mid Cap Core Equity Subaccounts; 0.40% for the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value and Oppenheimer Main Street Small Cap Fund(R)/VA Subaccounts; 0.45% for each of the Rydex Subaccounts and the PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, and Van Kampen LIT Government Subaccounts; 0.50% for the Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Investment-Grade Bond, Fidelity VIP Growth Opportunities, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina and RVT CLS AdvisorOne Clermont Subaccounts; 0.55% for the Fidelity VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.


ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

--------------------------------------------------------------------------------
                                       39

--------------------------------------------------------------------------------

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with total rider charges that exceed 2.00% of Contract Value.

OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                     Annual
                                                        Rate(1)   Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum                                        3%          0.25%
Income Benefit                                            5%          0.40%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                          ---          0.25%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                    ---          0.55%(2)
--------------------------------------------------------------------------------
                                                          3%          0.40%
Extra Credit(3)                                           4%          0.55%
                                                          5%          0.70%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge                             0-Year        0.70%(4)
                                                        4-Year        0.60%(4)
--------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(3) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

--------------------------------------------------------------------------------
                                       40

--------------------------------------------------------------------------------

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available only as a variable Annuity for use with the Subaccounts. (A fixed Annuity is available only under the provisions of the Guaranteed Minimum Income Benefit Rider.) Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

      The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

      Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. Once annuity payments have commenced under Annuity Option 5, an Owner also cannot change the Annuity Option but can make partial withdrawals or surrender his or her annuity for the Withdrawal Value.

      Under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of
(i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment.

--------------------------------------------------------------------------------
                                       41

--------------------------------------------------------------------------------

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 5 --PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 6 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an "assumed interest rate" of 3 1/2%, compounded annuallY. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising

--------------------------------------------------------------------------------
                                       42

--------------------------------------------------------------------------------

market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-Natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary, if a natural person, will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who, if a natural person, is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will

--------------------------------------------------------------------------------
                                       43

--------------------------------------------------------------------------------

not be binding on the Company until it is received at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your purchase payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b).
Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account

--------------------------------------------------------------------------------
                                       44

--------------------------------------------------------------------------------

balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

      If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


FEDERAL TAX MATTERS


INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.


TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts

--------------------------------------------------------------------------------
                                       45

--------------------------------------------------------------------------------

funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).


      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.


INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii)

--------------------------------------------------------------------------------
                                       46

--------------------------------------------------------------------------------

above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place
(a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior

--------------------------------------------------------------------------------
                                       47

--------------------------------------------------------------------------------

to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.


      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distributions for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.


      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:


      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.



      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary). Distributions are generally not required for 2009.


      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions

--------------------------------------------------------------------------------
                                       48

--------------------------------------------------------------------------------

from such annuities are normally taxable in full as ordinary income to the employee.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000 for 2009. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for 2009 for a married couple filing a joint return and $55,000 for 2009 for a single taxpayer). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $166,000 and $176,000 in 2009. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. Distributions are generally not required for 2009. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bear to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. In 2009, the regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($166,000 to $176,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. This limit will be eliminated beginning in 2010. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and conversions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information

--------------------------------------------------------------------------------
                                       49

--------------------------------------------------------------------------------

as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Distributions are generally not required for 2009. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner (sixth year if 2009 is one of the years included).



      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

      If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.


      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."


      MINIMUM DISTRIBUTION TAX. If the amount distributed from a 403(b) plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a 403(b) plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than
IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with

--------------------------------------------------------------------------------
                                       50

--------------------------------------------------------------------------------

the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION


INVESTMENT ADVISORY FEES -- You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 12 months of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.


VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different

--------------------------------------------------------------------------------
                                       51

--------------------------------------------------------------------------------

fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC PRIVILEGES -- If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your purchase

--------------------------------------------------------------------------------
                                       52

--------------------------------------------------------------------------------

payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2007, 2006 and 2005, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $557,676.61, 733,835.55 and 1,163,892.46, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including advertising expenses, and other expenses of distributing the Contract.


      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account.

--------------------------------------------------------------------------------
                                       53

--------------------------------------------------------------------------------

The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.


      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives. The Selling Broker-Dealer Vantage Securities, Inc. received approximately $10,000, additional compensation in connection with the sale of the Company's variable annuity contracts (including the Contract).

      This additional compensation arrangement is not offered to all Selling Broker Dealers and the terms of this arrangement (and of any other such arrangements that SDI may enter into in the future) and the payments made thereunder may differ substantially among Selling Broker Dealers.


      These payments may be significant, and are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up

--------------------------------------------------------------------------------
                                       54

--------------------------------------------------------------------------------

to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until August 1, 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2008 and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for AdvisorDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT RESISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       55

--------------------------------------------------------------------------------

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that the investment objective of any Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


                         SHARE CLASS
UNDERLYING FUND        (IF APPLICABLE)        INVESTMENT OBJECTIVE        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital          Series I             Growth of capital          Sub-adviser(s):  AIM Funds Management Inc. (AIM
Appreciation Fund                                                         Funds Management Inc. anticipates changing its
                                                                          name to Invesco Trimark Investment Management
                                                                          Inc. on or prior to December 31, 2008); Invesco
                                                                          Global Asset Management (N.A.), Inc.; Invesco
                                                                          Institutional (N.A.), Inc.; Invesco Senior
                                                                          Secured Management, Inc.; Invesco Hong Kong
                                                                          Limited; Invesco Asset Management Limited;
                                                                          Invesco Asset Management (Japan) Limited;
                                                                          Invesco Asset Management Deutschland, GmbH; and
                                                                          Invesco Australia Limited.
----------------------------------------------------------------------------------------------------------------------------
AIM V.I.                  Series II       Long-term growth of capital     Sub-adviser(s):  AIM Funds Management Inc. (AIM
International Growth                                                      Funds Management Inc. anticipates changing its
Fund                                                                      name to Invesco Trimark Investment Management
                                                                          Inc. on or prior to December 31, 2008); Invesco
                                                                          Global Asset Management (N.A.), Inc.; Invesco
                                                                          Institutional (N.A.), Inc.; Invesco Senior
                                                                          Secured Management, Inc.; Invesco Hong Kong
                                                                          Limited; Invesco Asset Management Limited;
                                                                          Invesco Asset Management (Japan) Limited;
                                                                          Invesco Asset Management Deutschland, GmbH; and
                                                                          Invesco Australia Limited.
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core     Series II       Long-term growth of capital     Sub-adviser(s):  AIM Funds Management Inc. (AIM
Equity Fund                                                               Funds Management Inc. anticipates changing its
                                                                          name to Invesco Trimark Investment Management
                                                                          Inc. on or prior to December 31, 2008); Invesco
                                                                          Global Asset Management (N.A.), Inc.; Invesco
                                                                          Institutional (N.A.), Inc.; Invesco Senior
                                                                          Secured Management, Inc.; Invesco Hong Kong
                                                                          Limited; Invesco Asset Management Limited;
                                                                          Invesco Asset Management (Japan) Limited;
                                                                          Invesco Asset Management Deutschland, GmbH; and
                                                                          Invesco Australia Limited.
----------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP                     To maximize total return (income  Rafferty Asset Management, LLC
HY Bond Fund                             plus capital appreciation) by    500 Fifth Avenue, Suite 415
                                          investing primarily in debt     New York, NY 10110-0402
                                             instruments, including
                                          convertible securities, and
                                        derivatives of such instruments,
                                       with an emphasis on lower-quality
                                                debt instruments
----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                Service          Long-term capital growth      The Dreyfus Corporation
International Value                                                       200 Park Avenue
Portfolio                                                                 New York, NY 10166-0039
----------------------------------------------------------------------------------------------------------------------------
Federated Fund for                               Current income           Federated Investment Management Company
U.S. Government                                                           Federated Investors Tower
Securities II                                                             1001 Liberty Avenue
                                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       56

--------------------------------------------------------------------------------

                         SHARE CLASS
UNDERLYING FUND        (IF APPLICABLE)        INVESTMENT OBJECTIVE        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Federated High Income      Service            High current income         Federated Investment Management Company
Bond Fund II                                                              Federated Investors Tower
                                                                          1001 Liberty Avenue
                                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP          Service Class 2   Long-term capital appreciation Fidelity Management & Research Company
Contrafund                                                                82 Devonshire Street
                                                                          Boston, MA 02109-3605
                                                                          (Investment Adviser)
                                                                          FMR Co., Inc.; Fidelity Management Research
                                                                          (U.K.) Inc.; Fidelity Management & Research (Far
                                                                          East) Inc.; and Fidelity Investments Japan
                                                                          Limited (Sub-Advisers)
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth   Service Class 2           Capital growth         Fidelity Management & Research Company
Opportunities                                                             82 Devonshire Street
                                                                          Boston, MA 02109-3605
                                                                          (Investment Adviser)

                                                                          FMR Co., Inc.; Fidelity Management Research
                                                                          (U.K.) Inc.; Fidelity Management & Research (Far
                                                                          East) Inc.; and Fidelity Investments Japan
                                                                          Limited (Sub-Advisers)
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index    Service Class 2      Investment results that     Fidelity Management & Research Company
500                                    correspond to the total return of  82 Devonshire Street
                                        common stocks publicly traded in  Boston, MA 02109-3605
                                       the United States, as represented  (Investment Adviser)
                                                by the S&P 500(R)
                                                                          FMR Co., Inc.
                                                                          (Sub-adviser)

                                                                          Geode
                                                                          53 State Street
                                                                          Boston, MA 02109
                                                                          (Sub-Adviser)
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP          Service Class 2  High level of current income    Fidelity Management & Research Company
Investment Grade Bond                      as is consistent with the      82 Devonshire Street
                                            preservation of capital       Boston, MA 02109-3605
                                                                          (Investment Adviser)

                                                                          Fidelity Investments Money Management, Inc.
                                                                          One Spartan Way
                                                                          Merrimack, NH 03054
                                                                          (Sub-Adviser)
----------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid         Class 2          Long-term capital growth      Franklin Advisers, Inc.
Cap Growth Securities                                                     One Franklin Parkway
Fund                                                                      San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT       Class I        Long-term growth of capital;    Neuberger Berman Management LLC
Guardian                                     current income is a          605 Third Avenue, 2nd Floor
                                               secondary goal             New York, NY 10158-3698
                                                                          (Investment Adviser)

                                                                          Neuberger Berman, LLC
                                                                          605 Third Avenue
                                                                          New York, NY  10158-3698
                                                                          (Sub-Adviser)
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       57

--------------------------------------------------------------------------------

                         SHARE CLASS
UNDERLYING FUND        (IF APPLICABLE)        INVESTMENT OBJECTIVE        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT       Class I             Growth of capital          Neuberger Berman Management LLC
Partners                                                                  605 Third Avenue, 2nd Floor
                                                                          New York, NY 10158-3698
                                                                          (Investment Adviser)

                                                                          Neuberger Berman, LLC
                                                                          605 Third Avenue
                                                                          New York, NY  10158-3698
                                                                          (Sub-Adviser)
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main           Service           This Fund invests in a       OppenheimerFunds, Inc.
Street Small Cap                        well-diversified mix of smaller   Two World Financial Center
Fund(R)/VA                                   company stocks for capital   225 Liberty Street, 11th Floor
                                            appreciation potential.       New York, NY 10281
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low          Administrative      Seeks maximum total return     Pacific Investment Management Company LLC
Duration Portfolio                      consistent with preservation of   840 Newport Center Drive, Suite 100
                                         capital and prudent investment   Newport Beach, CA 92660-6398
                                                   management
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return  Administrative    Maximum real return consistent   Pacific Investment Management Company LLC
Portfolio                              with preservation of real capital  840 Newport Center Drive, Suite 100 and prudent investment management  Newport Beach, CA 92660-6398
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total        Administrative   Maximum total return consistent   Pacific Investment Management Company LLC
Return Portfolio                        with preservation of capital and  840 Newport Center Drive, Suite 100
                                         prudent investment management    Newport Beach, CA 92660-6398
----------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                        Long-term growth of capital     Rydex Investments
Amerigo Fund                            without regard to current income  9601 Blackwell Rd., Suite 500
                                                                          Rockville, MD 20850-6478
                                                                          (Investment Adviser)

                                                                          CLS Investment Firm, LLC
                                                                          4020 South 147th Street
                                                                          Omaha, NE 68137-5401
                                                                          (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                      To provide growth of capital and  Rydex Investments
Berolina                                          total return            9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
                                                                          (Investment Adviser)

                                                                          CLS Investment Firm, LLC
                                                                          4020 South 147th St.
                                                                          Omaha, NE 68137
                                                                          (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                        Current income and growth of    Rydex Investments
Clermont Fund                                       capital               9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
                                                                          (Investment Adviser)

                                                                          CLS Investment Firm, LLC
                                                                          4020 South 147th St.
                                                                          Omaha, NE 68137
                                                                          (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------
Rydex VT All-Cap                         Long-term capital appreciation   Rydex Investments
Opportunity                                                               9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking Fund                         Capital appreciation        Rydex Investments
                                                                          9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       58

--------------------------------------------------------------------------------

                         SHARE CLASS
UNDERLYING FUND        (IF APPLICABLE)        INVESTMENT OBJECTIVE        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic                                Capital appreciation        Rydex Investments
Materials Fund                                                            9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT                                      Capital appreciation        Rydex Investments
Biotechnology Fund                                                        9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities                      Seeks to provide investment     Rydex Investments
Strategies Fund                          results that correlate to the    9601 Blackwell Road, Suite 500
                                         performance of a benchmark for   Rockville, MD 20850-6478
                                        commodities. The Fund's current
                                         benchmark is the GSCI(R) Total
                                                 Return Index.
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer                             Capital appreciation        Rydex Investments
Products Fund                                                             9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x                        Investment results that correlate  Rydex Investments
Strategy                                to the performance of a specific  9601 Blackwell Road, Suite 500
                                                   benchmark              Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                          Capital appreciation        Rydex Investments
Fund                                                                      9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Fund                          Capital appreciation        Rydex Investments
                                                                          9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                               Capital appreciation        Rydex Investments
Services Fund                                                             9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                          The Essential Portfolio       Rydex Investments
Portfolio Aggressive                   Aggressive Fund's objective is to  9601 Blackwell Road, Suite 500 primarily seek growth of capital.  Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                          The Essential Portfolio       Rydex Investments
Portfolio Conservative                  Conservative Fund's objective is  9601 Blackwell Road, Suite 500 to primarily seek preservation of  Rockville, MD 20850-6478 capital and, secondarily, to seek
                                          long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                      The Essential Portfolio Moderate  Rydex Investments
Portfolio Moderate                      Fund's objective is to primarily  9601 Blackwell Road, Suite 500
                                          seek growth of capital and,     Rockville, MD 20850-6478
                                       secondarily, to seek preservation
                                                  of capital.
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x                  Investment results that correlate  Rydex Investments
Strategy                                to the performance of a specific  9601 Blackwell Road, Suite 500
                                                   benchmark              Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial                            Capital appreciation        Rydex Investments
Services Fund                                                             9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Government                         Investment results that       Rydex Investments
Long Bond 1.2x                           correspond to a benchmark for    9601 Blackwell Road, Suite 500
Strategy                                   U.S. Government securities     Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                          Capital appreciation        Rydex Investments
Fund                                                                      9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity                      Seeks to provide capital      Rydex Investments
                                        appreciation consistent with the  9601 Blackwell Road, Suite 500
                                        return and risk characteristics   Rockville, MD 20850-6478
                                          of the long/short hedge fund
                                                   universe.
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       59

--------------------------------------------------------------------------------

                         SHARE CLASS
UNDERLYING FUND        (IF APPLICABLE)        INVESTMENT OBJECTIVE        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Rydex VT                                 Long-term capital appreciation   Rydex Investments
International                                                             9601 Blackwell Road, Suite 500
Opportunity                                                               Rockville, MD 20850-6479
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet Fund                        Capital appreciation        Rydex Investments
                                                                          9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow                      Investment results that will    Rydex Investments
2x Strategy                                match the performance of a     9601 Blackwell Road, Suite 500
                                         specific benchmark on a daily    Rockville, MD 20850-6478
                                                     basis
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                                  Total return            Rydex Investments
Government Long Bond                                                      9601 Blackwell Road, Suite 500
Strategy                                                                  Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                          Investment results that will    Rydex Investments
Mid-Cap Strategy                           match the performance of a     9601 Blackwell Road, Suite 500
                                               specific benchmark         Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                          Investment results that will    Rydex Investments
NASDAQ(R) 100 Strategy                      match the performance of a    9601 Blackwell Road, Suite 500
                                               specific benchmark         Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                          Investment results that will    Rydex Investments
Russell 2000(R) Strategy                    match the performance of a    9601 Blackwell Road, Suite 500
                                               specific benchmark         Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P                      Investment results that will    Rydex Investments
500 Strategy                               inversely correlate to the     9601 Blackwell Road, Suite 500
                                           performance of the S&P 500     Rockville, MD 20850-6478
                                                    Index(TM)
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x                      Investment results that correlate  Rydex Investments
Strategy                                to the performance of a specific  9601 Blackwell Road, Suite 500
                                                   benchmark              Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure Fund                         Capital appreciation        Rydex Investments
                                                                          9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x                     Investment results that will    Rydex Investments
Strategy                                   match the performance of a     9601 Blackwell Road, Suite 500
                                        benchmark for mid-cap securities  Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap                       Long-term capital appreciation   Rydex Investments
Core Equity                                                               9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ(R) 100                      Investment results that will  Rydex Investments
2x Strategy                                match the performance of a     9601 Blackwell Road, Suite 500
                                         specific benchmark on a daily    Rockville, MD 20850-6478
                                                     basis
----------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ(R) 100                      Investment results that will  Rydex Investments
Strategy                                   match the performance of a     9601 Blackwell Road, Suite 500
                                             specific benchmark for       Rockville, MD 20850-6478
                                          over-the-counter securities
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                        Investment results that will    Rydex Investments
                                           match the performance of a     9601 Blackwell Road, Suite 500
                                         specific benchmark on a daily    Rockville, MD 20850-6478
                                                     basis
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious                             Capital appreciation        Rydex Investments
Metals Fund                                                               9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                          Capital appreciation        Rydex Investments
Fund                                                                      9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                            Capital appreciation        Rydex Investments
Fund                                                                      9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       60

--------------------------------------------------------------------------------

                         SHARE CLASS
UNDERLYING FUND        (IF APPLICABLE)        INVESTMENT OBJECTIVE        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell                          Investment results that will    Rydex Investments
2000(R) 1.5x Strategy                        match the performance of a   9601 Blackwell Road, Suite 500
                                       benchmark for small-cap securities Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell                         To provide investment results    Rydex Investments
2000(R) 2x Strategy                       that match the performance of   9601 Blackwell Road, Suite 500
                                        a specific benchmark on a daily   Rockville, MD 20850-6478
                                           basis. The Fund's current
                                            benchmark is 200% of the
                                        performance of the Russell 2000
                                                     Index(R)
----------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x                       Investment results that will    Rydex Investments
Strategy                                   match the performance of a     9601 Blackwell Road, Suite 500
                                         specific benchmark on a daily    Rockville, MD 20850-6478
                                                     basis
----------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure                     Investment results that will    Rydex Investments
Growth                                     match the performance of a     9601 Blackwell Road, Suite 500
                                         benchmark for large cap growth   Rockville, MD 20850-6478
                                                   securities
----------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure                     Investment results that will    Rydex Investments
Value                                      match the performance of a     9601 Blackwell Road, Suite 500
                                         benchmark for large cap value    Rockville, MD 20850-6478
                                                   securities
----------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P Mid Cap                      Investment results that will    Rydex Investments
400 Pure Growth                            match the performance of a     9601 Blackwell Road, Suite 500
                                          benchmark for mid-cap growth    Rockville, MD 20850-6478
                                                   securities
----------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P Mid Cap                      Investment results that will    Rydex Investments
400 Pure Value                             match the performance of a     9601 Blackwell Road, Suite 500
                                          benchmark for mid-cap value     Rockville, MD 20850-6478
                                                   securities
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap                        Investment results that will    Rydex Investments
600 Pure Growth                            match the performance of a     9601 Blackwell Road, Suite 500
                                         benchmark for small-cap growth   Rockville, MD 20850-6478
                                                   securities
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap                        Investment results that will    Rydex Investments
600 Pure Value                             match the performance of a     9601 Blackwell Road, Suite 500
                                         benchmark for small-cap value    Rockville, MD 20850-6478
                                                   securities
----------------------------------------------------------------------------------------------------------------------------
Rydex VT                                  Investment results that will    Rydex Investments
Strengthening Dollar                       match the performance of a     9601 Blackwell Road, Suite 500
2x Strategy                              specific benchmark on a daily    Rockville, MD 20850-6478
                                                     basis
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                           Capital appreciation        Rydex Investments
Fund                                                                      9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT                                      Capital appreciation        Rydex Investments
Telecommunications                                                        9601 Blackwell Road, Suite 500
Fund                                                                      Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT                                      Capital appreciation        Rydex Investments
Transportation Fund                                                       9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S.                             Security of principal, high     Rydex Investments
Government Money                         current income, and liquidity    9601 Blackwell Road, Suite 500
Market Fund                                                               Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities                            Capital appreciation        Rydex Investments
Fund                                                                      9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening                        Investment results that will    Rydex Investments
Dollar 2x Strategy                      match the inverse performance of  9601 Blackwell Road, Suite 500
                                        a specific benchmark on a daily   Rockville, MD 20850-6478
                                                     basis
----------------------------------------------------------------------------------------------------------------------------
SBL All Cap Value                         Long-term growth of capital     Security Investors, LLC
                                                                          One Security Benefit Place
                                                                          Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       61

--------------------------------------------------------------------------------

                         SHARE CLASS
UNDERLYING FUND        (IF APPLICABLE)        INVESTMENT OBJECTIVE        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
SBL Global                                Long-term growth of capital     Security Investors, LLC
                                                                          One Security Benefit Place
                                                                          Topeka, KS 66636-0001
                                                                          (Investment Adviser)

                                                                          Security Global Investors, LLC
                                                                          801 Montgomery St., 2nd Floor
                                                                          San Francisco, CA 94113-5164
                                                                          (Sub-Adviser)
----------------------------------------------------------------------------------------------------------------------------
SBL Large Cap Value                       Long-term growth of capital     Security Investors, LLC
                                                                          One Security Benefit Place
                                                                          Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Value                         Long-term growth of capital     Security Investors, LLC
                                                                          One Security Benefit Place
                                                                          Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Growth                            Capital appreciation        Security Investors, LLC
                                                                          One Security Benefit Place
                                                                          Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------------------
SBL Small Cap Value                      Long term capital appreciation   Security Investors, LLC
                                                                          One Security Benefit Place
                                                                          Topeka, KS 66636-0001

----------------------------------------------------------------------------------------------------------------------------
Templeton Developing       Class 2       Long-term capital appreciation   Templeton Asset Management LTD.
Markets Securities                                                        7 Temasek Boulevard, #38-03
Fund                                                                      Suntec Tower 1, Singapore 038987
----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign          Class 2          Long-term capital growth      Templeton Investment Counsel, LLC
Securities Fund                                                           500 East Broward Blvd., Suite 2100
                                                                          Fort Lauderdale, FL 33394

                                                                          Franklin Templeton Investment Management Limited
                                                                          The Adelphi Building
                                                                          1-11 John Adam Street
                                                                          London WC2N 6HT
                                                                          (Sub-Adviser)
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT            Class II       High current return consistent   Van Kampen Asset Management
Government Portfolio                      with preservation of capital    522 Fifth Avenue
                                                                          New York, NY  10036
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage      Class A       Long-term capital appreciation   Wells Fargo Funds Management, LLC
Small Cap Value Fund                                                      525 Market Street, 12th Floor
                                                                          San Francisco, CA 94105
                                                                          (Investment Adviser)

                                                                          Wells Capital Management Incorporated
                                                                          525 Market Street, 10th Floor
                                                                          San Francisco, CA 94105
                                                                          (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       62

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                           VARIABLE ANNUITY ACCOUNT A

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2009


                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                   ISSUED BY
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                        800 WESTCHESTER AVE., SUITE 641 N
                               RYE BROOK, NY 10573
                                 1-800-355-4570


                                MAILING ADDRESS:
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2009, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.



--------------------------------------------------------------------------------
7910A (R5-08)                                                        32-79108-01

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  5

FINANCIAL STATEMENTS.........................................................  5


--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York (the "Company"), and Variable Annuity Account A (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificate form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING THE EXCESS CHARGE

The base mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net adjustment equal to:

1.   the amount of adjustment per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first adjustment following the Contract Date.

The net adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the OppenheimerFunds Global Subaccount and no Riders, the Excess Charge would be computed as follows:

---------------------------------------------------------
Mortality and Expense Risk Charge..........         0.95%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Base Charge.........................     -   0.85%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross monthly subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net adjustment amount would be as follows:

--------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date......        $10.00
Accumulation Unit Value
   as of Reinvestment Date................        $ 9.975
                                                  -------
Gross Adjustment Per Unit.................        $ 0.025
Less:  Excess Charge Per Unit.............    -   $ 0.00085
                                                  ---------
Net Adjustment Per Unit...................        $ 0.02415
Times:  Number of Accumulation Units......    x       5,000
                                                  ---------
Net Adjustment Amount.....................        $  120.75
--------------------------------------------------------------

The net adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the OppenheimerFunds Global Subaccount, as follows:
$0.02415 (net adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the adjustment reinvestment.


--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 6. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are not payable after the Annuity Start Date.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for tax year 2009. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,000, can be made to a 403(b) annuity during the 2009 tax year. The $5,500 limit may also be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit for 2009 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.


Quotations of yield for the Rydex Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of "effective


--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------

yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:


              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of August 1, 2002, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the level of Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       5

                        FINANCIAL STATEMENTS

                        First Security Benefit Life Insurance and Annuity Company of New York (An Indirect Wholly Owned Subsidiary of Security Benefit Mutual Holding Company) Years Ended December 31, 2008, 2007, and 2006
                        With Report of Independent Registered Public
                        Accounting Firm

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Financial Statements

                  Years Ended December 31, 2008, 2007, and 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .....................  1

Audited Financial Statements

Balance Sheets ..............................................................  2
Statements of Income ........................................................  3
Statements of Changes in Stockholder's Equity ...............................  4
Statements of Cash Flows ....................................................  5
Notes to Financial Statements ...............................................  6

[LOGO] ERNST & YOUNG                               ERNST & YOUNG LLP
                                                   One Kansas City Place
                                                   1200 Main Street, Suite 2500
                                                   Kansas City, Missouri 64105

                                                   Tel: 816 474 5200
                                                   www.ey.com

             Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance
   and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2008 and 2007, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 3, 2009

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                                 Balance Sheets

                                                               DECEMBER 31
                                                            2008         2007
                                                         -----------------------
                                                              (In Thousands)
ASSETS
Bonds available-for-sale                                 $   12,898   $  10,884
Policy loans                                                    159         130
Cash and cash equivalents                                     2,944       1,123
Deferred policy acquisition costs                             5,823       5,659
Deferred sales inducement costs                               4,214       4,677
Income taxes receivable                                         141         173
Due from affiliates                                             162           -
Reinsurance recoverable                                       1,806         456
Other assets                                                     73         152
Separate account assets                                     135,887     176,157
                                                         -----------------------
Total assets                                             $  164,107   $ 199,411
                                                         =======================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity account values            $   12,688   $   8,862
   Due to affiliates                                              -         324
   Deferred income tax liability                              1,695         530
   Other liabilities                                            379         376
   Separate account liabilities                             135,887     176,157
                                                         -----------------------
Total liabilities                                           150,649     186,249

Stockholder's equity:
   Common stock ($10 par value; 200,000 nonconvertible
      shares authorized, issued, and outstanding)             2,000       2,000
   Additional paid-in capital                                 8,600       8,600
   Accumulated other comprehensive income                        47          56
   Retained earnings                                          2,811       2,506
                                                         -----------------------
Total stockholder's equity                                   13,458      13,162
                                                         -----------------------
Total liabilities and stockholder's equity               $  164,107   $ 199,411
                                                         =======================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Statements of Income

                                                        YEAR ENDED DECEMBER 31
                                                        2008     2007    2006
                                                      --------------------------
                                                           (In Thousands)
Assets
   Asset-based fees                                   $ 3,712  $ 3,652  $ 2,927
   Net investment income                                  610      594      326
   Other revenues                                           2        -        1
   Realized capital loss                                    -        -       (5)
                                                      --------------------------
Total revenues                                          4,324    4,246    3,249

Benefits and expenses:
   Interest credited to annuity account balances          357      324      108
   Commissions and other operating expenses             3,616    3,045    2,167
                                                      --------------------------
Total benefits and expenses                             3,973    3,369    2,275
                                                      --------------------------

Income before income tax expense                          351      877      974
Income tax expense                                         46      175      378
                                                      --------------------------
Net income                                            $   305  $   702  $   596
                                                      ==========================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                  Statements of Changes in Stockholder's Equity

                                                               ACCUMULATED
                                                 ADDITIONAL       OTHER                       TOTAL
                                       COMMON      PAID-IN     COMPREHENSIVE   RETAINED   STOCKHOLDER'S
                                        STOCK      CAPITAL     INCOME (LOSS)   EARNINGS       EQUITY
                                      ------------------------------------------------------------------
                                                              (In Thousands)
      ASSETS
Balance at January 1, 2006            $  2,000   $    6,600   $          (19)  $  1,208   $       9,789
   Comprehensive income:
      Net income                             -            -                -        596             596
      Other comprehensive income             -            -                4          -               4
                                                                                          -------------
   Comprehensive income                                                                             600
   Capital contribution from parent          -        2,000                -          -           2,000
                                      ------------------------------------------------------------------
Balance at December 31, 2006             2,000        8,600              (15)     1,804          12,389
   Comprehensive income:
      Net income                             -            -                -        702             702
      Other comprehensive income             -            -               71          -              71
                                                                                          -------------
   Comprehensive income                                                                             773
                                      ------------------------------------------------------------------
Balance at December 31, 2007             2,000        8,600               56      2,506          13,162
   Comprehensive income:
      Net income                             -            -                -        305             305
      Other comprehensive loss               -            -               (9)         -              (9)
                                                                                          -------------
   Comprehensive income                                                                             296
                                      ------------------------------------------------------------------
Balance at December 31, 2008          $  2,000   $    8,600   $           47   $  2,811   $      13,458
                                      ==================================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                            Statements of Cash Flows

                                                                      YEAR ENDED DECEMBER 31
                                                                  2008         2007         2006
                                                               -------------------------------------
                                                                           (In Thousands)
ASSETS
Net income                                                     $      305   $      702   $      596
Adjustments to reconcile net income to net cash and cash
   equivalents provided by (used in) operating activities:
   Interest credited to annuity account balances                      357          324          108
   Policy acquisition costs deferred                               (1,382)      (2,198)      (1,885)
   Amortization of deferred policy acquisition costs                  896          714          391
   Sales inducement costs deferred                                   (512)      (1,408)      (1,272)
   Amortization of sales inducement costs                             975          685          564
   Deferred income taxes                                            1,172          486          239
   Change in assets and liabilities:
      Income taxes receivable                                          32         (135)        (198)
      Due from/to affiliates                                         (486)         651         (162)
      Other assets                                                     79         (172)         189
      Other liabilities                                                 3          230          (91)
      Other changes in operating assets and liabilities               252          255          124
                                                               -------------------------------------
Net cash and cash equivalents provided by (used in)
   operating activities                                             1,691          134       (1,397)

INVESTING ACTIVITIES
Sales, maturities, or repayments of bonds available-for-sale        3,099        1,700        2,507
Acquisitions of bonds available-for-sale                           (4,817)      (4,174)      (5,303)
Net increase in policy loans                                          (29)        (130)           -
                                                               -------------------------------------
Net cash and cash equivalents used in investing activities         (1,747)      (2,604)      (2,796)

FINANCING ACTIVITIES
Deposits to annuity account balances                                5,671        4,471        6,746
Withdrawals from annuity account balances                          (3,794)      (2,782)      (2,874)
Capital contribution from parent                                        -            -        2,000
                                                               -------------------------------------
Net cash and cash equivalents provided by financing
   activities                                                       1,877        1,689        5,872
                                                               -------------------------------------
Increase (decrease) in cash and cash equivalents                    1,821         (781)       1,679
Cash and cash equivalents at beginning of year                      1,123        1,904          225
                                                               -------------------------------------
Cash and cash equivalents at end of year                       $    2,944   $    1,123   $    1,904
                                                               =====================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash (received) paid during the year for:
   Income taxes                                                $   (1,158)  $     (176)  $      138
                                                               =====================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                          Notes to Financial Statements

                                December 31, 2008

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation, which is a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

USE OF ESTIMATES

The preparation of financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standards (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and it did not have an impact on the financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued SOP 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts (SOP 05-01). SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 resulting in these transactions now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization in 2007.

In September of 2006, the FASB issued SFAS No. 157, Fair Value Measurements. The statement established a framework for measuring fair value and expands disclosures about fair value measurements. The Company adopted SFAS No. 157 on January 1, 2008. The effects of the adoption are more fully described in Note 6.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No. 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS 159 also establishes related presentation and disclosure requirements. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. The Company has elected not to utilize the fair value option provided by SFAS No. 159.

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles. SFAS No. 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements. This statement was effective 60 days following September 16, 2008, the date of the SEC's approval of the Public Company Accounting Oversight Board (PCAOB) amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The Company adopted SFAS No. 162 in 2008, and it did not have a material impact on the financial statements.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds are classified as available-for-sale and carried at fair value with related unrealized gains and losses reflected as a component of other comprehensive income (loss), net of applicable income taxes. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the statements of income as a component of realized capital loss.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs, but are included in deferred sales inducement costs on the balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for 2009, 11.5% for 2010 through 2013, and 8.5%, thereafter), mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of other comprehensive income or loss net of applicable income taxes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

                                                          2008          2007
                                                      --------------------------
                                                            (In Thousands)

Balance at beginning of year                          $     5,659   $     4,175
   Cost deferred during the year                            1,382         2,198
   Amortized to expense during the year                      (896)         (714)
   Effect of unrealized gains                                (322)            -
                                                      --------------------------
Balance at end of year                                $     5,823   $     5,659
                                                      ==========================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 15.23% and 18.75% of the December 31, 2008, deferred policy acquisition costs balance in each of the years 2009 through 2013.

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                          2008          2007
                                                      --------------------------
                                                            (In Thousands)

Balance at beginning of year                          $     4,677   $     3,954
   Costs deferred during year                                 512         1,408
   Amortized to expense during year                          (975)         (685)
                                                      --------------------------
Balance at end of year                                $     4,214   $     4,677
                                                      ==========================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.0% to 5.65% during 2008, from 3.0% to 5.8% during 2007, and from 3.0% to 5.55% during 2006.

RECOGNITION OF REVENUES

Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance Commissioners' statutory accounting practices as the basis of its statutory accounting practices. In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company's minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations were $9,758,000 and $11,034,000 at December 31, 2008 and 2007, respectively. Statutory net income of the insurance operations was a loss of $1,371,000, $197,000, and $22,000 for the years ended December 31, 2008, 2007, and 2006, respectively.

The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2009, the Company cannot pay dividends without prior approval of the New York Insurance Commissioner.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds available-for-sale at December 31, 2008 and 2007, is as follows:

                                                             2008
                                      ----------------------------------------------------
                                                       GROSS       GROSS
                                       AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                          COST         GAINS       LOSSES        VALUE
                                      ----------------------------------------------------
                                                         (In Thousands)
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies          $     1,081   $       95   $        -   $     1,176
Obligations of government-sponsored
   enterprises                             11,423          299            -        11,722
                                      ----------------------------------------------------
Total bonds                           $    12,504   $      394   $        -   $    12,898
                                      ====================================================

                                                             2007
                                      ----------------------------------------------------
                                                       GROSS       GROSS
                                       AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                          COST         GAINS       LOSSES        VALUE
                                      ----------------------------------------------------
                                                         (In Thousands)
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies          $     1,709   $        8   $        -   $     1,717
Obligations of government-sponsored
   enterprises                              9,087           90          (10)        9,167
                                      ----------------------------------------------------
Total bonds                           $    10,796   $       98   $      (10)  $    10,884
                                      ====================================================

At December 31, 2008, the Company had no securities in an unrealized loss position. At December 31, 2007, the Company had three securities in an unrealized loss position for greater than 12 months. Unrealized losses on these securities were approximately $10,000 with a related fair value of $768,000. The Company's portfolio consists entirely of investment grade (rated AAA) fixed maturity securities with an average price of $103.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds available-for-sale at December 31, 2008, by contractual maturity are shown below. Expected maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without penalties.

                                                      AMORTIZED       FAIR
                                                         COST         VALUE
                                                     --------------------------
                                                           (In Thousands)

Due after one year through five years                $     1,081   $     1,176
Obligations of government-sponsored enterprises           11,423        11,722
                                                     --------------------------
                                                     $    12,504   $    12,898
                                                     ==========================

At December 31, 2008, bonds available-for-sale with a carrying amount of $628,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income for the years ended December 31, 2008, 2007, and 2006, are summarized as follows:

                                          2008          2007         2006
                                      ----------------------------------------
                                                     (In Thousands)

Interest on bonds                     $       590   $       540   $       280
Other                                          20            54            46
                                      ----------------------------------------
Net investment income                 $       610   $       594   $       326
                                      ========================================

Proceeds from the sale of bonds available-for-sale and related gains for 2008 were $450,035 and $35, respectively, while there were no sales of bonds available-for-sale during the years ended December 31, 2007 and 2006.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

3. OTHER COMPREHENSIVE INCOME

The components of other comprehensive income (loss) are as follows:

                                                                       UNREALIZED GAINS
                                                                          (LOSSES) ON
                                                                          AVAILABLE-
                                                                           FOR-SALE
                                                                          SECURITIES
                                                                       ----------------
                                                                        (In Thousands)
Accumulated other comprehensive loss at January 1, 2006                $            (19)
   Other comprehensive income (loss):
     Unrealized gains on available-for-sale securities                               21
     Losses reclassified into earnings from other comprehensive loss                 (5)
     Change in deferred income taxes                                                (12)
                                                                       ----------------
   Total other comprehensive income                                                   4
                                                                       ----------------
Accumulated other comprehensive loss at December 31, 2006                           (15)
   Other comprehensive income (loss):
     Unrealized gains on available-for-sale securities                              120
     Change in deferred income taxes                                                (49)
                                                                       ----------------
   Total other comprehensive income                                                  71
                                                                       ----------------
Accumulated other comprehensive income at December 31, 2007                          56
   Other comprehensive income (loss):
     Unrealized gains on available-for-sale securities                              306
     Effect on deferred policy acquisition costs                                   (322)
     Change in deferred income taxes                                                  7
                                                                       ----------------
   Total other comprehensive loss                                                    (9)
                                                                       ----------------
Accumulated other comprehensive income at December 31, 2008            $             47
                                                                       ================

4. INCOME TAXES

The Company files a consolidated life/nonlife federal and state income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of the Company's federal tax returns. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, deferred sales inducement costs, and unrealized capital gains and losses on bonds available-for-sale.

Deferred income taxes consist of the following for the years ended as of December 31, 2008 and 2007:

                                                        2008           2007
                                                    ----------------------------
                                                           (In Thousands)

Deferred income tax liabilities                     $     (3,783)  $     (3,784)
Deferred income tax assets                                 2,088          3,254
                                                    ----------------------------
Net deferred income tax liability                   $     (1,695)  $       (530)
                                                    ============================

Income tax expense (benefit) consists of the following for the years ended December 31, 2008, 2007, and 2006:

                                           2008          2007           2006
                                      ------------------------------------------
                                                     (In Thousands)

Current expense (benefit)             $     (1,126)  $       (311)  $       139
Deferred expense                             1,172            486           239
                                      ------------------------------------------
Income tax expense                    $         46   $        175   $       378
                                      ==========================================

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD). During 2006, the State of New York changed its interpretation of the tax laws, and the Company was required to pay state income taxes for the years 2003 through 2005 in the amount of $170,000 and accrued taxes for 2006 in the amount of $29,000. This resulted in an increase in the effective tax rate, which impacted deferred income taxes. At December 31, 2008 and 2007, income taxes (payable to) receivable from affiliates were $(101,000) and $132,000, respectively, included in income taxes receivable on the balance sheets.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the DRD related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is likely that any such regulations would apply prospectively only. For the years ended December 31, 2008, and 2007, the Company recorded a benefit related to the separate account DRD of approximately $302,000 and $397,000, respectively.

The Company recognizes interest accrued related to the unrecognized tax benefits in interest expense.

5. RELATED-PARTY TRANSACTIONS

The Company paid $154,399, $440,645, and $254,000 in 2008, 2007, and 2006,
respectively, to affiliates for providing management, investment, and administrative services. These expenses are included in commissions and other operating expenses in the statements of income.

6. CONDENSED FAIR VALUE INFORMATION

SFAS No. 157, Fair Value Measurements, defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

In accordance with SFAS No. 157, the Company groups it financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. These levels are as follows:

      Level 1 - Valuations are based on unadjusted quoted prices in active markets for identical assets or liabilities.

      Level 2 - Valuations are based upon quoted prices for instruments similar to other instruments in active markets, quoted prices for instruments in inactive markets, and valuation techniques for which significant assumptions are observable in the market. Valuations are obtained from third-party pricing services or inputs that are observable or derived principally from or corroborated by observable market data.

      Level 3 - Valuations of assets and liabilities are generated from techniques that use significant assumptions not observable in the market, such as option pricing models, discounted cash flow models, and spread-based models using the best information available in the circumstances.

Assets measured at fair value on a recurring basis as of December 31, 2008 and 2007, are as follows:

                                                   2008
                           -----------------------------------------------------
                                               FAIR VALUE HIERARCHY LEVEL
                                         ---------------------------------------
                            FAIR VALUE     LEVEL 1       LEVEL 2       LEVEL 3
                           -----------------------------------------------------
                                                  (In Thousands)

Cash and cash equivalents  $     2,944   $     2,944   $         -   $        -
Bonds available-for-sale        12,898             -        12,178          720
Separate account assets        135,887       135,887             -            -
                           -----------------------------------------------------
Total assets               $   151,729   $   138,831   $    12,178   $      720
                           =====================================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The changes for all Level 3 assets measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2008, are as follows:

                                                TOTAL
                                         REALIZED/UNREALIZED    PURCHASES,
                            BALANCE,      GAINS AND LOSSES      ISSUANCES,     BALANCE,
                           JANUARY 1,     INCLUDED IN OTHER     SALES AND    DECEMBER 31,
                              2008      COMPREHENSIVE INCOME   SETTLEMENTS       2008
                           ---------------------------------------------------------------
                                                   (In Thousands)
ASSETS
Bonds available-for sale   $        -   $                 12   $       708   $        720

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents: Because of the nature of these assets, carrying amount approximates fair value. Fair value of cash equivalents is determined using public quotations, when available.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

      Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

      Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

      Separate account assets: The assets held in the separate account are comprised of actively traded mutual funds that have daily quoted NAVs and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets reported in the balance sheets approximate their fair values.

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                     DECEMBER 31, 2008            DECEMBER 31, 2007
                                 --------------------------------------------------------
                                  CARRYING        FAIR         CARRYING         FAIR
                                   AMOUNT         VALUE         AMOUNT          VALUE
                                 --------------------------------------------------------
                                                        (In Thousands)
Bonds (Note 2)                   $   12,898   $     12,898   $     10,884   $     10,884
Policy loans                            159            162            130            133
Separate account assets             135,887        135,887        176,157        176,157
Individual and group annuities      (11,874)       (10,535)        (8,558)        (8,160)

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

7. REINSURANCE

Principal reinsurance ceded transactions for the years ended December 31, 2008, 2007, and 2006, are summarized as follows, with the balances resulting from the 2004 and 1995 transfers of the Company's life insurance business to an affiliate:

                                       2008            2007            2006
                                  ----------------------------------------------
Reinsurance ceded:
   Premiums paid                  $     152,293   $     198,529   $     106,519
                                  ==============================================
   Claim recoveries               $      15,500   $      16,870   $      15,500
                                  ==============================================
   Surrenders recovered           $           2   $       2,101   $       6,993
                                  ==============================================

All of the individual life insurance as well as the living benefit riders of the Company are reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. The Company evaluates the financial condition of its reinsurer to minimize its exposure to credit risk and losses from reinsurance insolvencies. At December 31, 2008 and 2007, the Company had established receivables totaling $1,806,000 and $456,000, respectively, which are included in other assets, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2008 and 2007, was $209,000 and $224,000, respectively.

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB).

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

      o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                   2008                                2007
                    -----------------------------------------------------------------------
                                              WEIGHTED                            WEIGHTED
                                     NET       AVERAGE                   NET      AVERAGE
                      ACCOUNT       AMOUNT    ATTAINED     ACCOUNT      AMOUNT    ATTAINED
                       VALUE       AT RISK      AGE         VALUE      AT RISK      AGE
                    -----------------------------------------------------------------------
                                            (Dollars in Thousands)
Return of premium   $    73,206   $  15,341      63      $   88,708   $     157      61
Step-up                  64,518      20,676      64          89,926         860      64
                    -----------------------              ----------------------
Total GMDB          $   137,724   $  36,017      63      $  178,634   $   1,017      62
                    =======================              ======================

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2008 and 2007, was $576,000 and $175,000,
respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. No liability for GMIBs on variable annuity contracts is reflected in the general account as of December 31, 2008 and 2007.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company will recalculate its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions, as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2008:

      o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 8.5%.

      o     Long-term equity volatility of 18%.

      o     Long-term bond volatility of 5%.

      o     Mortality is 100% of Annuity 2000 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less assets fees (varies by product).

      o     Lapse rates vary by product and duration.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

      o     SFAS No. 157 adjustments to above:

            - Current level volatility surface (3 months - 5 years) graded to long term average at end of projection.

            - Discount rate used is swap spread of Merrill Lynch Insurance Index added to current swap curve.

            -     Policyholder lapse rates set to 90% of the above rates.

9. LEASE COMMITMENTS

The Company has aggregate future lease commitments at December 31, 2008, of $22,000 for noncancelable operating leases in 2009 and $-0- for the years thereafter. Office rent expense of $27,000 in 2008, $29,000 in 2007, and $30,000 in 2006 is included in commissions and other operating expenses in the statements of income.

FINANCIAL STATEMENTS

Variable Annuity Account A -
AdvisorDesigns Variable Annuity
Year Ended December 31, 2008
With Report of Independent Registered Public Accounting Firm

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ....................   1

Audited Financial Statements

Statements of Assets and Liabilities .......................................   3
Statements of Operations ...................................................  19
Statements of Changes in Net Assets ........................................  35
Notes to Financial Statements ..............................................  55

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account A - AdvisorDesigns
   Variable Annuity
   and
The Board of Directors
First Security Benefit Life Insurance and
  Annuity Company of New York

We have audited the accompanying statements of assets and liabilities of certain of the respective subaccounts of Variable Annuity Account A (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York comprised of the AIM V.I. Capital Appreciation, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Direxion Dynamic VP HY Bond, Dreyfus VIF International Value, Federated Fund for U.S. Government Securities II, Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment-Grade Bond, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT StocksPLUS Growth and Income, PIMCO VIT Total Return, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Clermont, Rydex VT Absolute Return Strategies, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Hedged Equity, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100 Strategy, Rydex VT Inverse Russell 2000 Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 1.25x Strategy, Rydex VT Large Cap Growth, Rydex VT Large Cap Value, Rydex VT Leisure, Rydex VT Mid Cap Growth, Rydex VT Mid Cap Value, Rydex VT Mid Cap 1.5x Strategy, Rydex VT Nova, Rydex VT NASDAQ-100, Rydex VT NASDAQ-100 2x Strategy, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 2x Strategy, Rydex VT Sector Rotation, Rydex VT Small Cap Growth, Rydex VT Small Cap

Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy, SBL Global, SBL Small Cap Value, Templeton Developing Markets Securities, Templeton Foreign Securities, Van Kampen LIT Government, and Wells Fargo Advantage Opportunity VT subaccounts as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account A that are available for investment by contract owners of the AdvisorDesigns Variable Annuity at December 31, 2008, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ Ernst & Young LLP

April 10, 2009

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Assets and Liabilities

                                December 31, 2008

                                   AIM V.I.         AIM V.I.        AIM V.I.        DIREXION      DREYFUS VIF
                                   CAPITAL       INTERNATIONAL      MID CAP        DYNAMIC VP    INTERNATIONAL
                                 APPRECIATION       GROWTH        CORE EQUITY       HY BOND          VALUE
                                -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $      118,149   $     279,605   $     159,879   $   4,258,332   $      11,976
                                -------------------------------------------------------------------------------
Total assets                           118,149         279,605         159,879       4,258,332          11,976
                                -------------------------------------------------------------------------------

Liabilities:
   Payable to related parties                -               -               -               -               -
                                -------------------------------------------------------------------------------
Net assets                      $     118,149    $     279,605   $     159,879   $   4,258,332   $      11,976
                                ===============================================================================

Units outstanding                       21,845          42,481          22,086         529,120           1,937

Unit value                      $         5.41   $        6.58   $        7.24   $        8.05   $        6.18

Mutual funds, at cost           $      177,714   $     453,940   $     248,864   $   4,273,991   $      19,988
Mutual fund shares                       6,995          14,540          18,765         260,130           1,366

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                FEDERATED FUND
                                   FOR U.S.                                      FIDELITY VIP
                                  GOVERNMENT     FEDERATED HIGH   FIDELITY VIP      GROWTH       FIDELITY VIP
                                 SECURITIES II   INCOME BOND II    CONTRAFUND    OPPORTUNITIES     INDEX 500
                                ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $    1,518,349   $    3,483,809   $  1,035,719   $     113,827   $    742,970
                                ------------------------------------------------------------------------------
Total assets                         1,518,349        3,483,809      1,035,719         113,827        742,970
                                ------------------------------------------------------------------------------
Liabilities:
   Payable to related parties                -                -              -               -              -
                                ------------------------------------------------------------------------------
Net assets                      $    1,518,349   $    3,483,809   $  1,035,719   $     113,827   $    742,970
                                ==============================================================================

Units outstanding                      150,880          418,730        122,970          23,084        119,132

Unit value                      $        10.06   $         8.32   $       8.43   $        4.93   $       6.24

Mutual funds, at cost           $    1,496,156   $    3,904,207   $  1,950,734   $     231,577   $  1,104,128
Mutual fund shares                     132,607          695,371         68,409          11,474          7,543

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                     FRANKLIN                                      OPPENHEIMER
                                   FIDELITY VIP     SMALL-MID       NEUBERGER       NEUBERGER      MAIN STREET
                                    INVESTMENT-     CAP GROWTH      BERMAN AMT      BERMAN AMT      SMALL CAP
                                    GRADE BOND      SECURITIES       GUARDIAN        PARTNERS        FUND/VA
                                  ------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $     751,848   $     209,481   $     158,784   $     220,834   $      96,300
                                  ------------------------------------------------------------------------------
Total assets                            751,848         209,481         158,784         220,834          96,300
                                  ------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                -               -               -               -               -
                                  ------------------------------------------------------------------------------
Net assets                        $     751,848   $     209,481   $     158,784   $     220,834   $      96,300
                                  ==============================================================================

Units outstanding                        77,945          34,012          23,355          35,592          16,844

Unit value                        $        9.64   $        6.16   $        6.80   $        6.20   $        5.72

Mutual funds, at cost             $     796,560   $     298,703   $     230,177   $     506,900   $     135,978
Mutual fund shares                       64,703          17,828          12,754          31,060           9,137

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                                    PIMCO VIT
                                                                    STOCKSPLUS                       RVT CLS
                                     PIMCO VIT      PIMCO VIT       GROWTH AND      PIMCO VIT       ADVISORONE
                                   LOW DURATION    REAL RETURN        INCOME       TOTAL RETURN      AMERIGO
                                  ------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $     873,262   $     720,559   $           3   $   1,929,365   $   4,170,643
                                  ------------------------------------------------------------------------------
Total assets                            873,262         720,559               3       1,929,365       4,170,643
                                  ------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                -               -               3               -               -
                                  ------------------------------------------------------------------------------
Net assets                        $     873,262   $     720,559   $           -   $   1,929,365   $   4,170,643
                                  ==============================================================================

Units outstanding                        89,404          75,365               -         190,058         517,534

Unit value                        $        9.77   $        9.56   $        5.73   $       10.15   $        8.06

Mutual funds, at cost             $     911,937   $     807,764   $           -   $   1,965,998   $   6,368,540
Mutual fund shares                       90,213          63,993               -         187,135         192,728

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                                    RYDEX VT
                                      RVT CLS       RVT CLS         ABSOLUTE
                                    ADVISORONE     ADVISORONE        RETURN          RYDEX VT     RYDEX VT BASIC
                                     BEROLINA       CLERMONT       STRATEGIES        BANKING         MATERIALS
                                  -------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $   2,005,916   $   1,701,104   $     376,872   $     133,732   $   3,884,296
                                  -------------------------------------------------------------------------------
Total assets                          2,005,916       1,701,104         376,872         133,732       3,884,296
                                  -------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                -               -               -               -               -
                                  -------------------------------------------------------------------------------
Net assets                        $   2,005,916   $   1,701,104   $     376,872   $     133,732   $   3,884,296
                                  ===============================================================================

Units outstanding                       321,884         225,570          48,247          26,529         432,642

Unit value                        $        6.23   $        7.54   $        7.81   $        5.05   $        8.98

Mutual funds, at cost             $   3,180,105   $   2,575,393   $     439,804   $     143,682   $   4,206,001
Mutual fund shares                      124,514          94,036          17,972           9,980         200,428

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                     RYDEX VT       RYDEX VT
                                    RYDEX VT       COMMODITIES      CONSUMER       RYDEX VT DOW      RYDEX VT
                                  BIOTECHNOLOGY      STRATEGY       PRODUCTS       2X STRATEGY     ELECTRONICS
                                  -------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $   1,669,244   $      37,313   $     124,771   $     187,024   $      59,044
                                  -------------------------------------------------------------------------------
Total assets                          1,669,244          37,313         124,771         187,024          59,044
                                  -------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                -               -               -               -               -
                                  -------------------------------------------------------------------------------
Net assets                        $   1,669,244   $      37,313   $     124,771   $     187,024   $      59,044
                                  ===============================================================================

Units outstanding                       304,045           7,658          12,923          40,459          27,730

Unit value                        $        5.49   $        4.87   $        9.65   $        4.62   $        2.13

Mutual funds, at cost             $   1,696,727   $      74,736   $     151,121   $     186,948   $      93,178
Mutual fund shares                       87,716           3,253           4,535          19,381           8,658

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                                       RYDEX VT        RYDEX VT        RYDEX VT
                                                                      ESSENTIAL       ESSENTIAL       ESSENTIAL
                                     RYDEX VT         RYDEX VT        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                      ENERGY      ENERGY SERVICES     AGGRESSIVE     CONSERVATIVE      MODERATE
                                  --------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $   3,161,562   $       191,734   $     478,306   $      21,146   $       8,874
                                  --------------------------------------------------------------------------------
Total assets                          3,161,562           191,734         478,306          21,146           8,874
                                  --------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                -                 -               -               -               -
                                  --------------------------------------------------------------------------------
Net assets                        $   3,161,562   $       191,734   $     478,306   $      21,146   $       8,874
                                  ================================================================================

Units outstanding                       331,943            30,831          63,561           2,418           1,082

Unit value                        $        9.53   $          6.22   $        7.52   $        8.74   $        8.20

Mutual funds, at cost             $   3,315,240   $       437,813   $     639,520   $      24,347   $      10,768
Mutual fund shares                      154,298            13,521          26,324             973             427

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                                    RYDEX VT
                                     RYDEX VT        RYDEX VT       GOVERNMENT
                                   EUROPE 1.25X     FINANCIAL       LONG BOND        RYDEX VT       RYDEX VT
                                     STRATEGY        SERVICES     1.2X STRATEGY    HEALTH CARE    HEDGED EQUITY
                                  ------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $     136,720   $     104,896   $     713,948   $   2,430,054   $     108,030
                                  ------------------------------------------------------------------------------
Total assets                            136,720         104,896         713,948       2,430,054         108,030
                                  ------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                -               -               -               -               -
                                  ------------------------------------------------------------------------------
Net assets                        $     136,720   $     104,896   $     713,948   $   2,430,054   $     108,030
                                  ==============================================================================

Units outstanding                        21,600          23,195          46,956         351,419          14,804

Unit value                        $        6.33   $        4.52   $       15.20   $        6.91   $        7.29

Mutual funds, at cost             $     227,418   $     119,094   $     534,594   $   3,081,241   $     149,589
Mutual fund shares                       10,808           9,193          41,412         114,517           5,629

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                                    RYDEX VT
                                                                     INVERSE                         RYDEX VT
                                                     RYDEX VT       GOVERNMENT       RYDEX VT        INVERSE
                                     RYDEX VT      INVERSE DOW      LONG BOND      INVERSE MID-     NASDAQ-100
                                     INTERNET      2X STRATEGY       STRATEGY      CAP STRATEGY      STRATEGY
                                  ------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $      60,572   $   1,793,038   $     107,272   $       7,433   $      10,873
                                  ------------------------------------------------------------------------------
Total assets                             60,572       1,793,038         107,272           7,433          10,873
                                  ------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                -               -               -               -               -
                                  ------------------------------------------------------------------------------
Net assets                        $      60,572   $   1,793,038   $     107,272   $       7,433   $      10,873
                                  ==============================================================================

Units outstanding                        18,796         212,994          22,632             888           1,323

Unit value                        $        3.22   $        8.42   $        4.74   $        8.37   $        8.21

Mutual funds, at cost             $      90,528   $   2,759,599   $     138,334   $       8,975   $      11,261
Mutual fund shares                        6,156          50,352           7,888             159             434

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                     RYDEX VT          RYDEX VT        RYDEX VT        RYDEX VT        RYDEX VT
                                  INVERSE RUSSELL    INVERSE S&P     JAPAN 1.25X      LARGE CAP       LARGE CAP
                                   2000 STRATEGY    500 STRATEGY      STRATEGY         GROWTH           VALUE
                                  --------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $           118   $   3,920,620   $   1,617,732   $     253,048   $     322,871
                                  --------------------------------------------------------------------------------
Total assets                                  118       3,920,620       1,617,732         253,048         322,871
                                  --------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                118               -               -               -               -
                                  --------------------------------------------------------------------------------
Net assets                        $             -   $   3,920,620   $   1,617,732   $     253,048   $     322,871
                                  ================================================================================

Units outstanding                               -         507,885         265,255          43,820          58,873

Unit value                        $          7.85   $        7.72   $        6.10   $        5.78   $        5.48

Mutual funds, at cost             $             -   $   4,667,509   $   1,610,116   $     266,205   $     575,373
Mutual fund shares                              -          67,088         107,277          15,364          35,248

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                     RYDEX VT                       RYDEX VT
                                     RYDEX VT        MID CAP         RYDEX VT        MID CAP        RYDEX VT
                                      LEISURE         GROWTH      MID CAP VALUE   1.5X STRATEGY       NOVA
                                  ------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $      42,111   $     194,984   $      90,062   $     151,080   $     547,235
                                  ------------------------------------------------------------------------------
Total assets                             42,111         194,984          90,062         151,080         547,235
                                  ------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                -               -               -               -               -
                                  ------------------------------------------------------------------------------
Net assets                        $      42,111   $     194,984   $      90,062   $     151,080   $     547,235
                                  ==============================================================================

Units outstanding                         9,749          27,629          14,043          23,187         136,271

Unit value                        $        4.32   $        7.07   $        6.41   $        6.52   $        4.01

Mutual funds, at cost             $     112,923   $     251,723   $     166,348   $     209,454   $     560,137
Mutual fund shares                        1,382          10,344          10,364          15,401         120,272

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                    RYDEX VT
                                     RYDEX VT       NASDAQ-100       RYDEX VT          RYDEX VT       RYDEX VT
                                    NASDAQ-100     2X STRATEGY    PRECIOUS METALS    REAL ESTATE      RETAILING
                                  --------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $     147,066   $      99,088   $       988,722   $     176,658   $     714,281
                                  --------------------------------------------------------------------------------
Total assets                            147,066          99,088           988,722         176,658         714,281
                                  --------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                -               -                 -               -               -
                                  --------------------------------------------------------------------------------
Net assets                        $     147,066   $      99,088   $       988,722   $     176,658   $     714,281
                                  ================================================================================

Units outstanding                        28,394          61,600            65,281          21,253         121,607

Unit value                        $        5.18   $        1.66   $         15.15   $        8.32   $        5.88

Mutual funds, at cost             $     156,608   $      95,688   $       920,620   $     262,828   $     720,946
Mutual fund shares                       14,006          12,084           107,005          10,089          94,858

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                     RYDEX VT        RYDEX VT                                          RYDEX VT
                                   RUSSELL 2000    RUSSELL 2000    RYDEX VT S&P       RYDEX VT        SMALL CAP
                                  1.5X STRATEGY    2X STRATEGY     2X STRATEGY    SECTOR ROTATION       GROWTH
                                  --------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $     814,495   $      42,266   $      51,413   $       671,036   $     130,258
                                  --------------------------------------------------------------------------------
Total assets                            814,495          42,266          51,413           671,036         130,258
                                  --------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                -               -               -                 -               -
                                  --------------------------------------------------------------------------------
Net assets                        $     814,495   $      42,266   $      51,413   $       671,036   $     130,258
                                  ================================================================================

Units outstanding                       136,742          15,106          17,071            87,235          18,316

Unit value                        $        5.95   $        2.79   $        3.01   $          7.69   $        7.11

Mutual funds, at cost             $     787,999   $      72,899   $      59,072   $     1,023,862   $     171,972
Mutual fund shares                       49,155           5,735           8,346            74,148           7,326

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                     RYDEX VT
                                    RYDEX VT      STRENGTHENING
                                    SMALL CAP       DOLLAR 2X        RYDEX VT          RYDEX VT           RYDEX VT
                                      VALUE          STRATEGY       TECHNOLOGY    TELECOMMUNICATIONS   TRANSPORTATION
                                  ------------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $      45,182   $          85   $     142,595   $        2,257,520   $      150,702
                                  ------------------------------------------------------------------------------------
Total assets                             45,182              85         142,595            2,257,520          150,702
                                  ------------------------------------------------------------------------------------

Liabilities:

    Payable to related parties                -              85               -                    -                -
                                  ------------------------------------------------------------------------------------
Net assets                        $      45,182   $           -   $     142,595   $        2,257,520   $      150,702
                                  ====================================================================================

Units outstanding                         8,412               -          40,804              524,132           20,589

Unit value                        $        5.37   $        7.27   $        3.50   $             4.31   $         7.33

Mutual funds, at cost             $      66,334   $          87   $     272,794   $        2,871,412   $      180,561
Mutual fund shares                        4,443               4          20,226              284,322           13,813

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                                     RYDEX VT
                                   RYDEX VT U.S.                    WEAKENING
                                    GOVERNMENT       RYDEX VT       DOLLAR 2X                       SBL SMALL
                                   MONEY MARKET     UTILITIES        STRATEGY       SBL GLOBAL      CAP VALUE
                                  ------------------------------------------------------------------------------
Assets:
    Mutual funds, at value        $  21,581,729   $     298,234   $      56,925   $     508,721   $     299,365
                                  ------------------------------------------------------------------------------
Total assets                         21,581,729         298,234          56,925         508,721         299,365
                                  ------------------------------------------------------------------------------

Liabilities:
    Payable to related parties                -               -               -               -               -
                                  ------------------------------------------------------------------------------
Assets and Liabilities            $  21,581,729   $     298,234   $      56,925   $     508,721   $     299,365
                                  ==============================================================================

Units outstanding                     2,647,128          54,230           5,320          56,820          23,757

Unit value                        $        8.15   $        5.50   $       10.70   $        8.95   $       12.60

Mutual funds, at cost             $  21,581,729   $     300,851   $      59,594   $     737,531   $     471,225
Mutual fund shares                   21,581,729          19,353           2,268          68,746          16,913

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                     TEMPLETON                     WELLS FARGO
                                    DEVELOPING      TEMPLETON       ADVANTAGE
                                      MARKETS        FOREIGN       OPPORTUNITY
                                    SECURITIES      SECURITIES          VT
                                  ----------------------------------------------
Assets:
    Mutual funds, at value        $     151,715   $     268,539   $     238,704
                                  ----------------------------------------------
Total assets                            151,715         268,539         238,704
                                  ----------------------------------------------

Liabilities:
    Payable to related parties                -               -               -
                                  ----------------------------------------------
Assets and Liabilities            $     151,715   $     268,539   $     238,704
                                  ==============================================

Units outstanding                        11,071          34,533          35,778

Unit value                        $       13.70   $        7.78   $        6.67

Mutual funds, at cost             $     206,897   $     312,847   $     508,203
Mutual fund shares                       25,118          24,957          23,494

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2008

                                           AIM V.I.        AIM V.I.        AIM V.I.        DIREXION      DREYFUS VIF
                                           CAPITAL      INTERNATIONAL      MID CAP        DYNAMIC VP    INTERNATIONAL
                                         APPRECIATION       GROWTH       CORE EQUITY       HY BOND          VALUE
                                         -----------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $          -   $       1,824   $       2,746   $      42,271   $       1,945
   Expenses:
     Mortality and expense risk charge         (1,287)         (4,049)         (1,942)        (11,755)           (757)
     Administration charge                       (908)         (1,667)           (800)         (5,532)           (357)
                                         -----------------------------------------------------------------------------
Net investment income (loss)                   (2,195)         (3,892)              4          24,984             831

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                    -           5,304          24,308               -          16,872
     Realized capital gain (loss) on
       sales of fund shares                    (6,926)       (110,248)        (35,415)        (95,020)        (64,425)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (81,040)       (156,734)        (88,318)        (25,113)         (6,431)
                                         -----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (87,966)       (261,678)        (99,425)       (120,133)        (53,984)
                                         -----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (90,161)  $    (265,570)  $     (99,421)  $     (95,149)  $     (53,153)
                                         =============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                         FEDERATED FUND
                                            FOR U.S.                                        FIDELITY VIP
                                           GOVERNMENT     FEDERATED HIGH    FIDELITY VIP       GROWTH      FIDELITY VIP
                                         SECURITIES II    INCOME BOND II     CONTRAFUND    OPPORTUNITIES     INDEX 500
                                         --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       21,165   $      119,761   $      12,036   $         252   $      19,963
   Expenses:
     Mortality and expense risk charge           (5,438)         (11,327)        (14,858)         (2,776)         (8,581)
     Administration charge                       (3,839)          (6,663)         (8,740)         (1,633)         (5,553)
                                         --------------------------------------------------------------------------------
Net investment income (loss)                     11,888          101,771         (11,562)         (4,157)          5,829

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                      -                -          47,639               -          10,894
     Realized capital gain (loss) on
       sales of fund shares                      (4,536)         (56,959)     (1,073,894)       (263,579)        (25,159)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               18,709         (424,798)        (20,063)       (226,536)       (454,987)
                                         --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    14,173         (481,757)     (1,046,318)       (490,115)       (469,252)
                                         --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $       26,061   $     (379,986)  $  (1,057,880)  $    (494,272)  $    (463,423)
                                         ================================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                          FRANKLIN SMALL-                                    OPPENHEIMER
                                          FIDELITY VIP        MID CAP         NEUBERGER       NEUBERGER      MAIN STREET
                                          INVESTMENT -         GROWTH         BERMAN AMT      BERMAN AMT      SMALL CAP
                                           GRADE BOND        SECURITIES       GUARDIAN         PARTNERS        FUND/VA
                                         ---------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      35,210    $             -   $       1,220   $       2,274   $          40
   Expenses:
     Mortality and expense risk charge          (7,335)            (2,106)         (1,518)         (4,682)           (601)
     Administration charge                      (4,315)            (1,487)         (1,071)         (3,305)           (283)
                                         ---------------------------------------------------------------------------------
Net investment income (loss)                    23,560             (3,593)         (1,369)         (5,713)           (844)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   710             30,707           8,361          71,745             835
     Realized capital gain (loss) on
       sales of fund shares                    (14,678)               (94)         (4,075)       (195,941)        (17,395)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (54,749)          (156,167)        (90,024)       (279,784)        (38,865)
                                         ---------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (68,717)          (125,554)        (85,738)       (403,980)        (55,425)
                                         ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     (45,157)   $      (129,147)  $     (87,107)  $    (409,693)  $     (56,269)
                                         =================================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                           PIMCO VIT
                                                                           STOCKSPLUS                       RVT CLS
                                            PIMCO VIT      PIMCO VIT       GROWTH AND      PIMCO VIT      ADVISORONE
                                          LOW DURATION    REAL RETURN        INCOME       TOTAL RETURN      AMERIGO
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      61,107   $      31,590   $         184   $     206,993   $      18,854
   Expenses:
     Mortality and expense risk charge         (13,169)         (7,672)            (28)        (39,526)        (59,168)
     Administration charge                      (8,521)         (4,965)            (18)        (25,576)        (34,805)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                    39,417          18,953             138         141,891         (75,119)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                14,485           1,040               -          33,805          93,666
     Realized capital gain (loss) on
       sales of fund shares                   (119,767)        (29,384)            244        (116,427)       (163,078)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (54,651)        (87,681)             (2)        (89,436)     (3,419,835)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (159,933)       (116,025)            242        (172,058)     (3,489,247)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (120,516)  $     (97,072)  $         380   $     (30,167)  $  (3,564,366)
                                         ==============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                            RYDEX VT
                                            RVT CLS         RVT CLS         ABSOLUTE
                                           ADVISORONE      ADVISORONE        RETURN         RYDEX VT        RYDEX VT
                                            BEROLINA        CLERMONT       STRATEGIES       BANKING      BASIC MATERIAL
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      37,355   $      23,577   $       2,165   $         954   $      25,638
   Expenses:
     Mortality and expense risk charge         (27,687)        (19,854)         (2,106)         (1,261)        (16,994)
     Administration charge                     (16,286)        (11,679)         (1,115)           (668)         (8,997)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                    (6,618)         (7,956)         (1,056)           (975)           (353)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                38,657          32,982               -               -         258,651
     Realized capital gain (loss) on
       sales of fund shares                   (107,402)       (171,681)         (1,989)       (291,135)       (227,440)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (1,550,538)       (680,447)        (61,442)          1,966        (548,462)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (1,619,283)       (819,146)        (63,431)       (289,169)       (517,251)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (1,625,901)  $    (827,102)  $     (64,487)  $    (290,144)  $    (517,604)
                                         ==============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                            RYDEX VT        RYDEX VT
                                            RYDEX VT      COMMODITIES       CONSUMER      RYDEX VT DOW     RYDEX VT
                                         BIOTECHNOLOGY      STRATEGY        PRODUCTS      2X STRATEGY     ELECTRONICS
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $       2,483   $         247   $       2,254   $           -
   Expenses:
     Mortality and expense risk charge          (6,487)        (10,481)        (15,078)         (2,182)           (645)
     Administration charge                      (3,434)         (5,549)         (7,982)         (1,156)           (341)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                    (9,921)        (13,547)        (22,813)         (1,084)           (986)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -               -           3,395               -               -
     Realized capital gain (loss) on
       sales of fund shares                   (243,426)        303,080        (672,400)       (385,090)        (31,476)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (11,827)        (78,333)         23,215         136,551         (33,726)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (255,253)        224,747        (645,790)       (248,539)        (65,202)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (265,174)  $     211,200   $    (668,603)  $    (249,623)  $     (66,188)
                                         ==============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                              RYDEX VT       RYDEX VT       RYDEX VT
                                                                             ESSENTIAL       ESSENTIAL      ESSENTIAL
                                            RYDEX VT         RYDEX VT        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                             ENERGY      ENERGY SERVICES     AGGRESSIVE    CONSERVATIVE     MODERATE
                                         -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $             -   $       6,180   $        841   $         183
   Expenses:
     Mortality and expense risk charge         (17,595)          (21,557)         (5,035)          (231)           (501)
     Administration charge                      (9,315)          (11,413)         (2,666)          (122)           (266)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                   (26,910)          (32,970)         (1,521)           488            (584)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                99,637            27,403          12,072            242              72
     Realized capital gain (loss) on
       sales of fund shares                   (288,017)           74,468          (2,115)          (603)           (471)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              46,463          (403,055)       (173,509)        (3,618)         (4,989)
                                         -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (141,917)         (301,184)       (163,552)        (3,979)         (5,388)
                                         -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (168,827)  $      (334,154)  $    (165,073)  $     (3,491)  $      (5,972)
                                         ===============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                           RYDEX VT
                                            RYDEX VT        RYDEX VT      GOVERNMENT
                                          EUROPE 1.25X     FINANCIAL       LONG BOND        RYDEX VT       RYDEX VT
                                            STRATEGY        SERVICES     1.2X STRATEGY    HEALTH CARE    HEDGED EQUITY
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       1,758   $           -   $      24,801   $           -   $       1,427
   Expenses:
     Mortality and expense risk charge          (4,225)         (1,299)         (7,466)        (10,596)         (1,162)
     Administration charge                      (2,237)           (688)         (3,952)         (5,610)           (615)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                    (4,704)         (1,987)         13,383         (16,206)           (350)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 5,654               -               -         107,127               -
     Realized capital gain (loss) on
       sales of fund shares                   (464,804)        (99,846)        281,968        (129,631)         (4,616)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             157,965           4,744         111,280        (652,774)        (32,965)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (301,185)        (95,102)        393,248        (675,278)        (37,581)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (305,889)  $     (97,089)  $     406,631   $    (691,484)  $     (37,931)
                                         ==============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                            RYDEX VT
                                                                            INVERSE                         RYDEX VT
                                                            RYDEX VT       GOVERNMENT       RYDEX VT         INVERSE
                                            RYDEX VT      INVERSE DOW      LONG BOND      INVERSE MID-     NASDAQ-100
                                            INTERNET      2X STRATEGY       STRATEGY      CAP STRATEGY      STRATEGY
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $       5,503   $         577   $          51   $         302
   Expenses:
     Mortality and expense risk charge            (607)         (1,553)         (3,020)        (11,902)        (12,644)
     Administration charge                        (321)           (822)         (1,599)         (6,301)         (6,694)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                      (928)          3,128          (4,042)        (18,152)        (19,036)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -         335,982               -               -               -
     Realized capital gain (loss) on
       sales of fund shares                    (24,487)        (20,763)        (23,480)          4,581         161,459
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (29,340)       (966,561)         36,555          94,127         154,063
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (53,827)       (651,342)         13,075          98,708         315,522
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     (54,755)  $    (648,214)  $       9,033   $      80,556   $     296,486
                                         ==============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                             RYDEX VT         RYDEX VT        RYDEX VT        RYDEX VT        RYDEX VT
                                         INVERSE RUSSELL    INVERSE S&P     JAPAN 1.25X      LARGE CAP       LARGE CAP
                                          2000 STRATEGY     500 STRATEGY      STRATEGY         GROWTH          VALUE
                                         --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           (45)  $         992   $       1,523   $           -   $       4,688
   Expenses:
     Mortality and expense risk charge            (8,956)        (17,277)         (2,842)         (2,691)         (5,687)
     Administration charge                        (4,741)         (9,147)         (1,505)         (1,425)         (3,011)
                                         --------------------------------------------------------------------------------
Net investment income (loss)                     (13,742)        (25,432)         (2,824)         (4,116)         (4,010)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                       -               -               -               -          69,028
     Realized capital gain (loss) on
       sales of fund shares                       96,917         293,355        (171,309)       (133,077)       (346,221)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                24,118        (545,582)         74,239          14,055         (52,393)
                                         --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    121,035        (252,227)        (97,070)       (119,022)       (329,586)
                                         --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $       107,293   $    (277,659)  $     (99,894)  $    (123,138)  $    (333,596)
                                         ================================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                            RYDEX VT                       RYDEX VT
                                           RYDEX VT         MID CAP         RYDEX VT        MID CAP        RYDEX VT
                                            LEISURE          GROWTH      MID CAP VALUE   1.5X STRATEGY       NOVA
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $           -   $           -   $           -   $      12,433
   Expenses:
     Mortality and expense risk charge            (560)         (3,368)         (2,043)         (3,870)        (19,295)
     Administration charge                        (297)         (1,783)         (1,082)         (2,049)        (10,215)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                      (857)         (5,151)         (3,125)         (5,919)        (17,077)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                27,487               -          26,467               -               -
     Realized capital gain (loss) on
       sales of fund shares                    (14,349)       (202,232)       (101,962)       (468,172)       (994,301)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (54,962)         25,521         (45,456)         23,269          14,019
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (41,824)       (176,711)       (120,951)       (444,903)       (980,282)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     (42,681)  $    (181,862)  $    (124,076)  $    (450,822)  $    (997,359)
                                         ==============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                            RYDEX VT
                                            RYDEX VT       NASDAQ-100        RYDEX VT        RYDEX VT       RYDEX VT
                                           NASDAQ-100     2X STRATEGY    PRECIOUS METALS   REAL ESTATE     RETAILING
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $         457   $         189   $             -   $     1,682   $           -
   Expenses:
     Mortality and expense risk charge          (9,320)         (2,030)          (15,347)       (5,094)           (722)
     Administration charge                      (4,934)         (1,075)           (8,125)       (2,697)           (382)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                   (13,797)         (2,916)          (23,472)       (6,109)         (1,104)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -               -                 -        16,941              82
     Realized capital gain (loss) on
       sales of fund shares                   (595,726)       (299,052)         (326,096)     (164,836)        (70,981)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (81,331)          8,052               192         2,594          26,786
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (677,057)       (291,000)         (325,904)     (145,301)        (44,113)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (690,854)  $    (293,916)  $      (349,376)  $  (151,410)  $     (45,217)
                                         ==============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            RYDEX VT       RYDEX VT                                         RYDEX VT
                                          RUSSELL 2000   RUSSELL 2000    RYDEX VT S&P      RYDEX VT         SMALL CAP
                                         1.5X STRATEGY    2X STRATEGY    2X STRATEGY    SECTOR ROTATION      GROWTH
                                         -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $         189   $        979   $           -   $             -   $           -
   Expenses:
     Mortality and expense risk charge          (2,287)          (274)         (3,547)           (8,369)         (3,068)
     Administration charge                      (1,211)          (145)         (1,878)           (4,430)         (1,624)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                    (3,309)           560          (5,425)          (12,799)         (4,692)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -              -               -             2,758               -
     Realized capital gain (loss) on
       sales of fund shares                   (864,886)       (44,085)     (3,318,307)          (26,898)       (176,346)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              50,377        (29,620)          5,495          (483,937)         (1,149)
                                         -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (814,509)       (73,705)     (3,312,812)         (508,077)       (177,495)
                                         -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (817,818)  $    (73,145)  $  (3,318,237)  $      (520,876)  $    (182,187)
                                         ===============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                          RYDEX VT
                                           RYDEX VT    STRENGTHENING
                                          SMALL CAP      DOLLAR 2X       RYDEX VT           RYDEX VT           RYDEX VT
                                            VALUE         STRATEGY      TECHNOLOGY     TELECOMMUNICATIONS   TRANSPORTATION
                                         -----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     2,203   $           -   $           -   $            8,061   $             -
   Expenses:
     Mortality and expense risk charge        (3,947)         (1,354)         (3,123)              (3,789)           (4,625)
     Administration charge                    (2,090)           (717)         (1,654)              (2,006)           (2,449)
                                         -----------------------------------------------------------------------------------
Net investment income (loss)                  (3,834)         (2,071)         (4,777)               2,266            (7,074)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   -               -          26,649              751,673            14,360
     Realized capital gain (loss) on
       sales of fund shares                 (826,435)        (33,677)       (225,670)            (136,358)         (670,222)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            31,701               3        (123,827)            (613,495)          (10,498)
                                         -----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (794,734)        (33,674)       (322,848)               1,820          (666,360)
                                         -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (798,568)  $     (35,745)  $    (327,625)  $            4,086   $      (673,434)
                                         ===================================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                          RYDEX VT
                                         RYDEX VT U.S.                    WEAKENING
                                          GOVERNMENT       RYDEX VT       DOLLAR 2X                     SBL SMALL
                                         MONEY MARKET      UTILITIES      STRATEGY      SBL GLOBAL      CAP VALUE
                                         ---------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     311,011   $       1,435   $        -   $           -   $           -
   Expenses:
     Mortality and expense risk charge        (248,423)         (7,718)        (695)         (6,731)         (4,269)
     Administration charge                    (131,518)         (4,086)        (368)         (1,980)         (1,256)
                                         ---------------------------------------------------------------------------
Net investment income (loss)                   (68,930)        (10,369)      (1,063)         (8,711)         (5,525)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -           3,797            -               -               -
     Realized capital gain (loss) on
       sales of fund shares                          -        (702,749)     (15,279)        (23,485)        (25,506)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                   -         290,582        6,938        (341,714)       (186,098)
                                         ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                        -        (408,370)      (8,341)       (365,199)       (211,604)
                                         ---------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     (68,930)  $    (418,739)  $   (9,404)  $    (373,910)  $    (217,129)
                                         ===========================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                          TEMPLETON                                 WELLS FARGO
                                          DEVELOPING     TEMPLETON     VAN KAMPEN    ADVANTAGE
                                           MARKETS        FOREIGN          LIT       OPPORTUNITY
                                          SECURITIES     SECURITIES    GOVERNMENT        VT
                                         -------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     6,947   $       7,564   $    1,698   $      8,236
   Expenses:
     Mortality and expense risk charge        (2,184)         (2,735)        (147)        (3,460)
     Administration charge                    (1,542)         (1,930)         (78)        (2,239)
                                         -------------------------------------------------------
Net investment income (loss)                   3,221           2,899        1,473          2,537

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions              52,070          30,956            -         97,217
     Realized capital gain (loss) on
       sales of fund shares                    3,651           1,250         (956)       (55,432)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (237,401)       (197,169)        (438)      (233,361)
                                         -------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (181,680)       (164,963)      (1,394)      (191,576)
                                         -------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (178,459)  $    (162,064)  $       79   $   (189,039)
                                         =======================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2008 and 2007

                                      AIM V.I. CAPITAL APPRECIATION      AIM V.I. INTERNATIONAL GROWTH
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (2,195)    $     (2,509)     $     (3,892)    $     (2,011)
     Capital gains distributions                  -                -             5,304                -
     Realized capital gain (loss)
       on sales of fund shares               (6,926)           9,498          (110,248)         (17,375)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (81,040)          10,202          (156,734)         (18,296)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                 (90,161)          17,191          (265,570)         (37,682)

   From contract owner transactions:
     Variable annuity deposits                1,211            2,132             3,758           20,491
     Contract owner maintenance
       charges                               (1,226)          (1,517)           (3,362)          (1,434)
     Terminations and withdrawals            (2,858)         (64,966)          (36,527)         (34,913)
     Transfers between subaccounts,
       net                                   (6,009)          66,304           (21,006)         559,389
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (8,882)           1,953           (57,137)         543,533
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   (99,043)          19,144          (322,707)         505,851
Net assets at beginning of year             217,192          198,048           602,312           96,461
                                      ------------------------------------------------------------------
Net assets at end of year             $     118,149     $    217,192      $    279,605     $    602,312
                                      ==================================================================

                                       AIM V.I. MID CAP CORE EQUITY        DIREXION DYNAMIC VP HY BOND
                                         2008              2007              2008             2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $          4     $     (1,502)     $     24,984      $     61,065
     Capital gains distributions            24,308            2,963                 -                 -
     Realized capital gain (loss)
       on sales of fund shares             (35,415)             595           (95,020)          (67,958)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (88,318)            (667)          (25,113)          (35,874)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                (99,421)           1,389           (95,149)          (42,767)

   From contract owner transactions:
     Variable annuity deposits                 500            1,414           100,649            41,856
     Contract owner maintenance
       charges                              (2,864)          (1,801)          (13,103)          (23,564)
     Terminations and withdrawals          (31,665)         (13,698)          (65,017)         (136,832)
     Transfers between subaccounts,
       net                                  79,793          226,232        (1,373,420)        3,370,630
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           45,764          212,147        (1,350,891         3,252,090
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (53,657)         213,536        (1,446,040         3,209,323
Net assets at beginning of year            213,536                -         5,704,372         2,495,049
                                      ------------------------------------------------------------------
Net assets at end of year             $    159,879     $    213,536      $  4,258,332      $  5,704,372
                                      ==================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                             FEDERATED FUND FOR U.S.
                                     DREYFUS VIF INTERNATIONAL VALUE        GOVERNMENT SECURITIES II
                                          2008              2007             2008              2007
                                     -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)    $          831    $        (198)    $      11,888    $       6,096
     Capital gains distributions             16,872            9,529                 -                -
     Realized capital gain (loss)
       on sales of fund shares              (64,425)          (3,908)           (4,536)            (854)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (6,431)          (1,740)           18,709            2,853
                                     -------------------------------------------------------------------
   Net increase (decrease) in               (53,153)           3,683            26,061            8,095
     net assets from operations

   From contract owner
     transactions:
     Variable annuity deposits                2,290           10,204            93,801            1,653
     Contract owner maintenance
       charges                                 (320)            (938)           (7,409           (2,100)
     Terminations and withdrawals           (11,866)         (12,187)          (40,411)         (19,757)
     Transfers between
       subaccounts, net                    (108,587)         120,940         1,267,303             (968)
                                     -------------------------------------------------------------------
   Net increase (decrease) in net          (118,483)         118,019         1,313,284          (21,172)
     assets from contract owner
     transactions
                                     -------------------------------------------------------------------
Net increase (decrease) in net             (171,636)         121,702         1,339,345          (13,077)
   assets
Net assets at beginning of year             183,612           61,910           179,004          192,081
                                     -------------------------------------------------------------------
Net assets at end of year            $       11,976    $     183,612     $   1,518,349    $     179,004
                                     ===================================================================

                                      FEDERATED HIGH INCOME BOND II         FIDELITY VIP CONTRAFUND
                                         2008              2007              2008             2007
                                     -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)    $     101,771    $      64,877     $     (11,562)    $      (2,402)
     Capital gains distributions                 -                -            47,639         1,229,123
     Realized capital gain (loss)
       on sales of fund shares             (56,959)          29,184        (1,073,894)          110,417
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (424,798)         (44,804)          (20,063)       (1,002,236)
                                     -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (379,986)          49,257        (1,057,880)          334,902

   From contract owner
     transactions:
     Variable annuity deposits             369,779          182,703             2,082            38,681
     Contract owner maintenance
       charges                             (12,380)         (20,461)          (18,386)          (36,907)
     Terminations and withdrawals         (111,150)        (321,092)         (118,149)         (279,898)
     Transfers between
       subaccounts, net                  2,206,181          224,777        (2,974,981)        3,229,008
                                     -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        2,452,430           65,927        (3,109,434)        2,950,884
                                     -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                2,072,444          115,184        (4,167,314)        3,285,786
Net assets at beginning of year          1,411,365        1,296,181         5,203,033         1,917,247
                                     -------------------------------------------------------------------
Net assets at end of year            $   3,483,809    $   1,411,365     $   1,035,719     $   5,203,033
                                     ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                       FIDELITY VIP GROWTH OPPORTUNITIES        FIDELITY VIP INDEX 500
                                           2008                2007             2008              2007
                                       --------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)      $      (4,157)     $     (15,202)    $       5,829    $      30,003
     Capital gains distributions                   -                  -            10,894                -
     Realized capital gain (loss)
       on sales of fund shares              (263,579)             8,292           (25,159)         148,816
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (226,536)            85,063          (454,987)        (130,304)
                                       --------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (494,272)            78,153          (463,423)          48,515

   From contract owner
     transactions:
     Variable annuity deposits                    50             33,974               409            4,669
     Contract owner maintenance
       charges                                  (877)           (14,904)           (6,926)         (11,246)
     Terminations and withdrawals             (6,036)          (170,398)          (59,133)        (211,171)
     Transfers between
       subaccounts, net                   (2,973,079)         3,336,397          (168,313)           8,737
                                       --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         (2,979,942)         3,185,069          (233,963         (209,011)
                                       --------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (3,474,214)         3,263,222          (697,386         (160,496)
Net assets at beginning of year            3,588,041            324,819         1,440,356        1,600,852
                                       --------------------------------------------------------------------
Net assets at end of year              $     113,827      $   3,588,041     $     742,970    $   1,440,356
                                       ====================================================================

                                                                                 FRANKLIN SMALL-MID
                                       FIDELITY VIP INVESTMENT-GRADE BOND       CAP GROWTH SECURITIES
                                             2008              2007              2008             2007
                                       ---------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)        $      23,560    $      13,087     $      (3,593)    $      (4,469)
     Capital gains distributions                   710                -            30,707            21,665
     Realized capital gain (loss)
       on sales of fund shares                 (14,678)            (923)              (94)            5,301
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (54,749)           7,830          (156,167)            4,620
                                       ---------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                (45,157)          19,994          (129,147)           27,117

   From contract owner
     transactions:
     Variable annuity deposits                   5,197           59,779                 2                 -
     Contract owner maintenance
       charges                                  (7,946)          (7,269)           (1,824)           (2,255)
     Terminations and withdrawals              (82,693)         (75,387)                -              (175)
     Transfers between
       subaccounts, net                          7,018          309,962            40,000           (14,563)
                                       ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              (78,424)         287,085            38,178           (16,993)
                                       ---------------------------------------------------------------------
Net increase (decrease) in net
   assets                                     (123,581)         307,079           (90,969)           10,124
Net assets at beginning of year                875,429          568,350           300,450           290,326
                                       ---------------------------------------------------------------------
Net assets at end of year                $     751,848    $     875,429     $     209,481     $     300,450
                                       =====================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                       NEUBERGER BERMAN AMT GUARDIAN      NEUBERGER BERMAN AMT PARTNERS
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (1,369)   $      (1,895)    $      (5,713)   $      (3,858)
     Capital gains distributions              8,361                -            71,745           59,055
     Realized capital gain (loss)
       on sales of fund shares               (4,075)           8,810          (195,941)          16,032
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (90,024)             572          (279,784)         (30,439)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (87,107)           7,487          (409,693)          40,790

   From contract owner
     transactions:
     Variable annuity deposits                  102           19,812               153           35,849
     Contract owner maintenance
       charges                               (2,123)          (1,709)           (6,554)          (5,024)
     Terminations and withdrawals           (32,234)         (18,564)          (59,673)         (30,710)
     Transfers between
       subaccounts, net                     103,110           37,661           159,201           16,212
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            68,855           37,200            93,127           16,327
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   (18,252)          44,687          (316,566)          57,117
Net assets at beginning of year             177,036          132,349           537,400          480,283
                                      ------------------------------------------------------------------
Net assets at end of year             $     158,784    $     177,036     $     220,834    $     537,400
                                      ==================================================================

                                    OPPENHEIMER MAIN STREET SMALL CAP
                                                 FUND /VA                    PIMCO VIT LOW DURATION
                                          2008              2007              2008             2007
                                    ---------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)   $          (844)   $        (171)    $      39,417     $      13,608
     Capital gains distributions                835              628            14,485                 -
     Realized capital gain (loss)
       on sales of fund shares              (17,395)             244          (119,767)              365
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (38,865)            (623)          (54,651)           16,051
                                    ---------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (56,269)              78          (120,516)           30,024

   From contract owner
     transactions:
     Variable annuity deposits                1,000            1,652           107,533            21,268
     Contract owner maintenance
       charges                                 (298)             (99)          (16,563)           (5,582)
     Terminations and withdrawals            (1,378)            (178)          (61,271)          (20,681)
     Transfers between
       subaccounts, net                     135,796           (4,674)          292,777           577,084
                                    ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           135,120           (3,299)          322,476           572,089
                                    ---------------------------------------------------------------------
Net increase (decrease) in net
   assets                                    78,851           (3,221)          201,960           602,113
Net assets at beginning of year              17,449           20,670           671,302            69,189
                                    ---------------------------------------------------------------------
Net assets at end of year           $        96,300    $      17,449     $     873,262     $     671,302
                                    =====================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                          PIMCO VIT
                                                                          STOCKSPLUS
                                                                          GROWTH AND
                                          PIMCO VIT REAL RETURN             INCOME
                                          2008              2007             2008
                                      -------------------------------------------------
Increase (decrease) Net Assets:
   From operations:
     Net investment income (loss)     $      18,953    $      24,148     $         138
     Capital gains distributions              1,040            1,727                 -
     Realized capital gain (loss)
       on sales of fund shares              (29,384)         (24,915)              244
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (87,681)          63,131                (2)
                                      -------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (97,072)          64,091               380

   From contract owner
     transactions:
     Variable annuity deposits              412,813            5,888                 -
     Contract owner maintenance
       charges                               (7,569)          (8,392)              (18)
     Terminations and withdrawals           (27,700)         (60,964)             (101)
     Transfers between
       subaccounts, net                    (317,538)        (260,772)             (261)
                                      -------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            60,006         (324,240)             (380)
                                      -------------------------------------------------
Net increase (decrease) in net
   assets                                   (37,066)        (260,149)                -
Net assets at beginning of year             757,625        1,017,774                 -
                                      -------------------------------------------------
Net assets at end of year             $     720,559    $     757,625     $           -
                                      =================================================
                                         PIMCO VIT TOTAL RETURN           RVT CLS ADVISORONE AMERIGO
                                          2008             2007              2008              2007
                                     -------------------------------------------------------------------
Increase (decrease) Net Assets:
   From operations:
     Net investment income (loss)    $     141,891     $      46,296    $     (75,119)    $     (86,980)
     Capital gains distributions            33,805                 -           93,666           325,202
     Realized capital gain (loss)
       on sales of fund shares            (116,427)              464         (163,078)          420,949
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (89,436)           63,446       (3,419,835)          327,122
                                     -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (30,167)          110,206       (3,564,366)          986,293

   From contract owner
     transactions:
     Variable annuity deposits              16,167            28,910           55,460           142,063
     Contract owner maintenance
       charges                             (46,639)          (14,550)         (79,632)         (113,543)
     Terminations and withdrawals         (345,888)         (138,046)        (902,211)       (1,316,305)
     Transfers between
       subaccounts, net                    511,404           770,150          (17,395)         (393,040)
                                     -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          135,044           646,464         (943,778)       (1,680,825)
                                     -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  104,877           756,670       (4,508,144)         (694,532)
Net assets at beginning of year          1,824,488         1,067,818        8,678,787         9,373,319
                                     -------------------------------------------------------------------
Net assets at end of year            $   1,929,365     $   1,824,488    $   4,170,643     $   8,678,787
                                     ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                       RVT CLS ADVISORONE BEROLINA        RVT CLS ADVISORONE CLERMONT
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (6,618)   $     (46,706)    $      (7,956)   $      13,328
     Capital gains distributions             38,657           53,278            32,982          380,506
     Realized capital gain (loss)
       on sales of fund shares             (107,402)          54,674          (171,681)         189,576
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (1,550,538)         374,561          (680,447)        (436,669)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (1,625,901)         435,807          (827,102)         146,741

   From contract owner
     transactions:
     Variable annuity deposits               30,522           40,425            30,491          168,796
     Contract owner maintenance
       charges                              (31,158)         (37,611)          (24,587)         (32,371)
     Terminations and withdrawals          (360,966)        (444,396)         (367,986)        (459,972)
     Transfers between
       subaccounts, net                      59,892        3,060,251           150,877       (1,456,480)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (301,710)       2,618,669          (211,205)      (1,780,027)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,927,611)       3,054,476        (1,038,307)      (1,633,286)
Net assets at beginning of year           3,933,527          879,051         2,739,411        4,372,697
                                      ------------------------------------------------------------------
Net assets at end of year             $   2,005,916    $   3,933,527     $   1,701,104    $   2,739,411
                                      ==================================================================

                                            RYDEX VT ABSOLUTE
                                            RETURN STRATEGIES                   RYDEX VT BANKING
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (1,056)   $       1,605     $        (975)    $      (6,991)
     Capital gains distributions                  -              542                 -                 -
     Realized capital gain (loss)
       on sales of fund shares               (1,989)             290          (291,135)          (83,007)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (61,442)          (1,490)            1,966           (21,733)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (64,487)             947          (290,144)         (111,731)

   From contract owner
     transactions:
     Variable annuity deposits                2,266           56,344             1,634             2,683
     Contract owner maintenance
       charges                               (3,277)            (308)           (1,280)           (7,326)
     Terminations and withdrawals            (6,017)          (6,934)          (14,754)          (90,726)
     Transfers between
       subaccounts, net                     391,471            6,867           350,146        (1,166,029)
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           384,443           55,969           335,746        (1,261,398)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   319,956           56,916            45,602        (1,373,129)
Net assets at beginning of year              56,916                -            88,130         1,461,259
                                      -------------------------------------------------------------------
Net assets at end of year             $     376,872    $      56,916     $     133,732     $      88,130
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                         RYDEX VT BASIC MATERIALS            RYDEX VT BIOTECHNOLOGY
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $        (353)   $     (53,596)    $      (9,921)   $      (6,359)
     Capital gains distributions            258,651          198,723                 -                -
     Realized capital gain (loss)
       on sales of fund shares             (227,440)         713,190          (243,426)        (158,941)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (548,462)          52,004           (11,827)          (7,756)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (517,604)         910,321          (265,174)        (173,056)

   From contract owner
     transactions:
     Variable annuity deposits               49,061          121,869             7,236           38,874
     Contract owner maintenance
       charges                              (22,496)         (47,304)           (9,782)          (5,513)
     Terminations and withdrawals          (145,187)        (386,963)          (55,974)         (52,472)
     Transfers between
       subaccounts, net                   1,630,775       (1,343,470)        1,745,900          252,331
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         1,512,153       (1,655,868)        1,687,380          233,220
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   994,549         (745,547)        1,422,206           60,164
Net assets at beginning of year           2,889,747        3,635,294           247,038          186,874
                                      ------------------------------------------------------------------
Net assets at end of year             $   3,884,296    $   2,889,747     $   1,669,244    $     247,038
                                      ==================================================================

                                      RYDEX VT COMMODITIES STRATEGY        RYDEX VT CONSUMER PRODUCTS
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $     (13,547)   $      (4,415)    $     (22,813)    $     (10,497)
     Capital gains distributions                  -                -             3,395            53,200
     Realized capital gain (loss)
       on sales of fund shares              303,080           24,405          (672,400)          198,387
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (78,333)          44,051            23,215          (179,727)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             211,200           64,041          (668,603)           61,363

   From contract owner
     transactions:
     Variable annuity deposits               70,036           13,288            30,054            10,232
     Contract owner maintenance
       charges                              (13,971)          (3,137)          (18,179)          (20,097)
     Terminations and withdrawals           (94,292)         (12,000)         (111,987)         (164,867)
     Transfers between
       subaccounts, net                  (1,776,886)       1,547,258        (2,286,200)        1,251,511
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (1,815,113)       1,545,409        (2,386,312)        1,076,779
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,603,913)       1,609,450        (3,054,915)        1,138,142
Net assets at beginning of year           1,641,226           31,776         3,179,686         2,041,544
                                      -------------------------------------------------------------------
Net assets at end of year             $      37,313    $   1,641,226     $     124,771     $   3,179,686
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                         RYDEX VT DOW 2X STRATEGY             RYDEX VT ELECTRONICS
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (1,084)   $      (1,734)    $        (986)   $      (4,149)
     Capital gains distributions                  -          105,928                 -                -
     Realized capital gain (loss)
       on sales of fund shares             (385,090)        (253,468)          (31,476)         (18,480)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          136,551          (54,224)          (33,726)            (237)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (249,623)        (203,498)          (66,188)         (22,866)

   From contract owner
     transactions:
     Variable annuity deposits                1,653           37,345             1,166              747
     Contract owner maintenance
       charges                               (2,216)          (7,398)             (709)          (3,110)
     Terminations and withdrawals           (19,271)         (32,103)           (5,114)         (51,304)
     Transfers between
       subaccounts, net                    (595,454)        (900,304)          105,892           67,391
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (615,288)        (902,460)          101,235           13,724
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (864,911)      (1,105,958)           35,047           (9,142)
Net assets at beginning of year           1,051,935        2,157,893            23,997           33,139
                                      ------------------------------------------------------------------
Net assets at end of year             $     187,024    $   1,051,935     $      59,044    $      23,997
                                      ==================================================================

                                             RYDEX VT ENERGY                RYDEX VT ENERGY SERVICES
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $     (26,910)   $     (30,221)    $     (32,970)    $     (43,858)
     Capital gains distributions             99,637          423,223            27,403           167,384
     Realized capital gain (loss)
       on sales of fund shares             (288,017)        (213,187)           74,468           427,783
     Change in unrealized
       appreciation/depreciation on
       investments during the year           46,463          117,222          (403,055)          176,748
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (168,827)         297,037          (334,154)          728,057

   From contract owner
     transactions:
     Variable annuity deposits              101,715          151,452            32,933           148,832
     Contract owner maintenance
       charges                              (19,940)         (27,808)          (25,776)          (39,857)
     Terminations and withdrawals          (132,346)        (221,171)         (197,944)         (259,547)
     Transfers between
       subaccounts, net                  (1,139,625)       2,031,810        (2,364,598)        2,273,911
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (1,190,196)       1,934,283        (2,555,385)        2,123,339
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,359,023)       2,231,320        (2,889,539)        2,851,396
Net assets at beginning of year           4,520,585        2,289,265         3,081,273           229,877
                                      -------------------------------------------------------------------
Net assets at end of year             $   3,161,562    $   4,520,585     $     191,734     $   3,081,273
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                            RYDEX VT ESSENTIAL                 RYDEX VT ESSENTIAL
                                           PORTFOLIO AGGRESSIVE              PORTFOLIO CONSERVATIVE
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (1,521)   $      12,495     $         488    $         466
     Capital gains distributions             12,072            2,955               242              253
     Realized capital gain (loss)
       on sales of fund shares               (2,115)             920              (603)               4
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (173,509)          12,295            (3,618)             417
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (165,073)          28,665            (3,491)           1,140

   From contract owner
     transactions:
     Variable annuity deposits                2,100          623,517             2,267           20,401
     Contract owner maintenance
       charges                               (4,051)          (3,415)              (66)               -
     Terminations and withdrawals                 -                -            (7,347)               -
     Transfers between
       subaccounts, net                      (3,403)             (34)            8,242                -
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (5,354)         620,068             3,096           20,401
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (170,427)         648,733              (395)          21,541
Net assets at beginning of year             648,733                -            21,541                -
                                      ------------------------------------------------------------------
Net assets at end of year             $     478,306    $     648,733     $      21,146    $      21,541
                                      ==================================================================
                                            RYDEX VT ESSENTIAL
                                            PORTFOLIO MODERATE           RYDEX VT EUROPE 1.25X STRATEGY
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $        (584)   $       1,709     $      (4,704)    $      45,002
     Capital gains distributions                 72              362             5,654           292,656
     Realized capital gain (loss)
       on sales of fund shares                 (471)              83          (464,804)          173,085
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (4,989)           3,095           157,965          (315,592)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (5,972)           5,249          (305,889)          195,151

   From contract owner
     transactions:
     Variable annuity deposits                2,237          114,219            10,755            53,627
     Contract owner maintenance
       charges                                 (360)            (903)           (2,862)          (22,741)
     Terminations and withdrawals                 -                -           (39,865)         (222,565)
     Transfers between
       subaccounts, net                    (116,398)          10,802        (3,004,984)        2,296,947
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (114,521)         124,118        (3,036,956)        2,105,268
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (120,493)         129,367        (3,342,845)        2,300,419
Net assets at beginning of year             129,367                -         3,479,565         1,179,146
                                      -------------------------------------------------------------------
Net assets at end of year             $       8,874    $     129,367     $     136,720     $   3,479,565
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                         RYDEX VT GOVERNMENT LONG BOND
                                       RYDEX VT FINANCIAL SERVICES               1.2X STRATEGY
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (1,987)   $     (16,986)    $      13,383    $      58,186
     Capital gains distributions                  -           12,070                 -                -
     Realized capital gain (loss)
       on sales of fund shares              (99,846)         (33,082)          281,968          (26,694)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            4,744         (161,712)          111,280          119,713
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (97,089)        (199,710)          406,631          151,205

   From contract owner
     transactions:
     Variable annuity deposits                    -            6,659            33,869           37,487
     Contract owner maintenance
       charges                               (2,204)         (15,610)           (4,766)         (25,025)
     Terminations and withdrawals           (14,171)        (157,988)          (60,611)        (252,428)
     Transfers between
       subaccounts, net                     147,852       (1,713,118)       (1,831,849)      (1,839,863)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           131,477       (1,880,057)       (1,863,357)      (2,079,829)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                    34,388       (2,079,767)       (1,456,726)      (1,928,624)
Net assets at beginning of year              70,508        2,150,275         2,170,674        4,099,298
                                      ------------------------------------------------------------------
Net assets at end of year             $     104,896    $      70,508     $     713,948    $   2,170,674
                                      ==================================================================

                                           RYDEX VT HEALTH CARE              RYDEX VT HEDGED EQUITY
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $     (16,206)   $     (18,535)    $        (350)    $       5,176
     Capital gains distributions            107,127            3,806                 -             2,266
     Realized capital gain (loss)
       on sales of fund shares             (129,631)         199,011            (4,616)            2,757
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (652,774)         (89,913)          (32,965)           (7,158)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (691,484)          94,369           (37,931)            3,041

   From contract owner
     transactions:
     Variable annuity deposits               19,392            5,356             4,789            10,476
     Contract owner maintenance
       charges                              (13,586)         (14,758)             (928)             (856)
     Terminations and withdrawals           (58,869)        (159,368)           (5,169)           (2,900)
     Transfers between
       subaccounts, net                   2,954,741       (1,422,783)           (8,203)           85,252
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         2,901,678       (1,591,553)           (9,511)           91,972
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 2,210,194       (1,497,184)          (47,442)           95,013
Net assets at beginning of year             219,860        1,717,044           155,472            60,459
                                      -------------------------------------------------------------------
Net assets at end of year             $   2,430,054    $     219,860     $     108,030     $     155,472
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                                RYDEX VT INVERSE
                                            RYDEX VT INTERNET                   DOW 2X STRATEGY
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $        (928)   $      (2,682)    $       3,128    $         (20)
     Capital gains distributions                  -                -           335,982                -
     Realized capital gain (loss)
       on sales of fund shares              (24,487)          51,425           (20,763)          (1,017)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (29,340)            (592)         (966,561)               -
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (54,755)          48,151          (648,214)          (1,037)

   From contract owner
     transactions:
     Variable annuity deposits                  960            4,722                 -              271
     Contract owner maintenance
       charges                                 (621)          (1,421)           (3,263)              (7)
     Terminations and withdrawals            (5,215)         (10,878)           (7,982)             (17)
     Transfers between
       subaccounts, net                      82,802           (5,691)        2,452,497              790
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            77,926          (13,268)        2,441,252            1,037
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                    23,171           34,883         1,793,038                -
Net assets at beginning of year              37,401            2,518                 -                -
                                      ------------------------------------------------------------------
Net assets at end of year             $      60,572    $      37,401     $   1,793,038    $           -
                                      ==================================================================
                                       RYDEX VT INVERSE GOVERNMENT              RYDEX VT INVERSE
                                           LONG BOND STRATEGY                   MID-CAP STRATEGY
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (4,042)   $      41,012     $     (18,152)    $      40,048
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares              (23,480)         (64,192)            4,581           (62,376)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           36,555          (68,301)           94,127           (95,669)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations               9,033          (91,481)           80,556          (117,997)

   From contract owner
     transactions:
     Variable annuity deposits               12,983            1,660            25,860             4,145
     Contract owner maintenance
       charges                               (2,565)          (2,590)          (13,969)           (3,384)
     Terminations and withdrawals           (23,294)         (13,109)         (107,273)           (7,582)
     Transfers between
       subaccounts, net                    (792,059)         931,266        (1,308,573)        1,455,650
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (804,935)         917,227        (1,403,955)        1,448,829
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (795,902)         825,746        (1,323,399)        1,330,832
Net assets at beginning of year             903,174           77,428         1,330,832                 -
                                      -------------------------------------------------------------------
Net assets at end of year             $     107,272    $     903,174     $       7,433     $   1,330,832
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                             RYDEX VT INVERSE                   RYDEX VT INVERSE
                                           NASDAQ-100 STRATEGY               RUSSELL 2000 STRATEGY
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $     (19,036)   $      89,927     $     (13,742)   $        (660)
     Capital gains distributions                  -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares              161,459         (188,177)           96,917          (21,836)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          154,063         (154,153)           24,118          (23,922)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             296,486         (252,403)          107,293          (46,418)

   From contract owner
     transactions:
     Variable annuity deposits               30,650            2,026            26,071            4,023
     Contract owner maintenance
       charges                              (13,592)          (6,934)           (9,954)          (2,866)
     Terminations and withdrawals           (93,495)         (71,038)          (36,220)          (7,054)
     Transfers between
       subaccounts, net                  (2,853,474)       2,939,008        (1,582,023)       1,539,585
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (2,929,911)       2,863,062        (1,602,126)       1,533,688
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (2,633,425)       2,610,659        (1,494,833)       1,487,270
Net assets at beginning of year           2,644,298           33,639         1,494,833            7,563
                                      ------------------------------------------------------------------
Net assets at end of year             $      10,873    $   2,644,298     $           -    $   1,494,833
                                      ==================================================================

                                             RYDEX VT INVERSE
                                             S&P 500 STRATEGY             RYDEX VT JAPAN 1.25X STRATEGY
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $     (25,432)   $     114,185     $      (2,824)    $      25,313
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares              293,355         (171,087)         (171,309)          (82,157)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (545,582)        (198,242)           74,239           (17,958)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (277,659)        (255,144)          (99,894)          (74,802)

   From contract owner
     transactions:
     Variable annuity deposits               57,334              579             1,966             2,610
     Contract owner maintenance
       charges                              (22,103)          (7,102)           (4,549)           (4,662)
     Terminations and withdrawals          (165,604)         (69,911)          (23,893)          (27,834)
     Transfers between
       subaccounts, net                   1,777,146        2,852,690         1,220,086           271,718
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         1,646,773        2,776,256         1,193,610           241,832
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 1,369,114        2,521,112         1,093,716           167,030
Net assets at beginning of year           2,551,506           30,394           524,016           356,986
                                      -------------------------------------------------------------------
Net assets at end of year             $   3,920,620    $   2,551,506     $   1,617,732     $     524,016
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                        RYDEX VT LARGE CAP GROWTH           RYDEX VT LARGE CAP VALUE
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (4,116)   $     (13,482)    $      (4,010)   $      (3,268)
     Capital gains distributions                  -           26,550            69,028          108,544
     Realized capital gain (loss)
       on sales of fund shares             (133,077)          11,615          (346,221)          57,654
     Change in unrealized
       appreciation/depreciation on
       investments during the year           14,055          (33,014)          (52,393)        (211,210)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (123,138)          (8,331)         (333,596)         (48,280)

   From contract owner
     transactions:
     Variable annuity deposits                    -            3,272               813           37,468
     Contract owner maintenance
       charges                               (2,739)         (11,078)           (6,447)         (14,753)
     Terminations and withdrawals           (11,842)         (33,373)          (60,051)        (114,766)
     Transfers between
       subaccounts, net                    (785,964)         824,390           (42,508)        (630,919)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (800,545)         783,211          (108,193)        (722,970)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (923,683)         774,880          (441,789)        (771,250)
Net assets at beginning of year           1,176,731          401,851           764,660        1,535,910
                                      ------------------------------------------------------------------
Net assets at end of year             $     253,048    $   1,176,731     $     322,871    $     764,660
                                      ==================================================================

                                             RYDEX VT LEISURE               RYDEX VT MID CAP GROWTH
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $        (857)   $     (22,969)    $      (5,151)    $     (10,637)
     Capital gains distributions             27,487           15,736                 -            79,593
     Realized capital gain (loss)
       on sales of fund shares              (14,349)         277,032          (202,232)           57,418
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (54,962)        (262,456)           25,521           (77,728)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (42,681)           7,343          (181,862)           48,646

   From contract owner
     transactions:
     Variable annuity deposits                    -           18,290               427             3,615
     Contract owner maintenance
       charges                                 (612)         (18,435)           (3,359)           (6,668)
     Terminations and withdrawals               (42)        (165,199)           (5,549)          (52,827)
     Transfers between
       subaccounts, net                      (5,306)      (3,742,897)         (704,723)          894,368
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (5,960)      (3,908,241)         (713,204)          838,488
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   (48,641)      (3,900,898)         (895,066)          887,134
Net assets at beginning of year              90,752        3,991,650         1,090,050           202,916
                                      -------------------------------------------------------------------
Net assets at end of year             $      42,111    $      90,752     $     194,984     $   1,090,050
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          RYDEX VT MID CAP VALUE         RYDEX VT MID-CAP 1.5X STRATEGY
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (3,125)   $      (6,124)    $      (5,919)   $       1,513
     Capital gains distributions             26,467              243                 -           67,028
     Realized capital gain (loss)
       on sales of fund shares             (101,962)          51,111          (468,172)        (105,063)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (45,456)         (37,006)           23,269           (2,120)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (124,076)           8,224          (450,822)         (38,642)

   From contract owner
     transactions:
     Variable annuity deposits                   25           48,863             3,288           28,052
     Contract owner maintenance
       charges                               (2,302)          (8,610)           (5,631)          (5,412)
     Terminations and withdrawals            (5,535)         (50,280)          (23,137)         (33,096)
     Transfers between
       subaccounts, net                     (39,417)          80,159            93,175          217,455
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (47,229)          70,132            67,695          206,999
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (171,305)          78,356          (383,127)         168,357
Net assets at beginning of year             261,367          183,011           534,207          365,850
                                      ------------------------------------------------------------------
Net assets at end of year             $      90,062    $     261,367     $     151,080    $     534,207
                                      ==================================================================

                                              RYDEX VT NOVA                   RYDEX VT NASDAQ-100
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $     (17,077)   $     (58,868)    $     (13,797)    $     (28,103)
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares             (994,301)       1,185,066          (595,726)          303,474
     Change in unrealized
       appreciation/depreciation on
       investments during the year           14,019         (920,408)          (81,331)           48,214
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (997,359)         205,790          (690,854)          323,585

   From contract owner
     transactions:
     Variable annuity deposits               25,348           20,312            16,600            42,620
     Contract owner maintenance
       charges                              (24,772)         (72,142)          (10,688)          (23,873)
     Terminations and withdrawals          (137,351)        (638,917)          (71,994)         (188,602)
     Transfers between
       subaccounts, net                    (110,619)      (6,120,454)       (2,027,654)        2,159,628
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (247,394)      (6,811,201)       (2,093,736)        1,989,773
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,244,753)      (6,605,411)       (2,784,590)        2,313,358
Net assets at beginning of year           1,791,988        8,397,399         2,931,656           618,298
                                      -------------------------------------------------------------------
Net assets at end of year             $     547,235    $   1,791,988     $     147,066     $   2,931,656
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                      RYDEX VT NASDAQ-100 2X STRATEGY       RYDEX VT PRECIOUS METALS
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (2,916)   $       (2,003)   $     (23,472)   $     (16,914)
     Capital gains distributions                  -                 -                -                -
     Realized capital gain (loss)
       on sales of fund shares             (299,052)          (13,979)        (326,096)         (30,226)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            8,052            (7,185)             192           55,025
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (293,916)          (23,167)        (349,376)           7,885

   From contract owner
     transactions:
     Variable annuity deposits                    -            10,220           65,395           48,343
     Contract owner maintenance
       charges                               (1,534)           (1,137)         (21,083)         (15,741)
     Terminations and withdrawals           (24,568)           (1,652)        (165,459)        (123,326)
     Transfers between
       subaccounts, net                     225,595            81,226       (1,560,583)       2,921,109
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           199,493            88,657       (1,681,730)       2,830,385
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   (94,423)           65,490       (2,031,106)       2,838,270
Net assets at beginning of year             193,511           128,021        3,019,828          181,558
                                      ------------------------------------------------------------------
Net assets at end of year             $      99,088    $      193,511    $     988,722    $   3,019,828
                                      ==================================================================

                                           RYDEX VT REAL ESTATE                RYDEX VT RETAILING
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (6,109)   $     (20,896)    $      (1,104)    $     (18,181)
     Capital gains distributions             16,941           42,601                82            34,273
     Realized capital gain (loss)
       on sales of fund shares             (164,836)         329,534           (70,981)           26,545
     Change in unrealized
       appreciation/depreciation on
       investments during the year            2,594         (537,512)           26,786           (69,015)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (151,410)        (186,273)          (45,217)          (26,378)

   From contract owner
     transactions:
     Variable annuity deposits               15,700           43,054               150             3,920
     Contract owner maintenance
       charges                               (6,960)         (22,827)           (1,270)          (15,001)
     Terminations and withdrawals           (36,733)        (241,205)           (3,885)         (152,406)
     Transfers between
       subaccounts, net                      53,609       (4,219,309)          707,269        (1,795,602)
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            25,616       (4,440,287)          702,264        (1,959,089)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (125,794)      (4,626,560)          657,047        (1,985,467)
Net assets at beginning of year             302,452        4,929,012            57,234         2,042,701
                                      -------------------------------------------------------------------
Net assets at end of year             $     176,658    $     302,452     $     714,281     $      57,234
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          RYDEX VT RUSSELL 2000              RYDEX VT RUSSELL 2000
                                              1.5X STRATEGY                        2X STRATEGY
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (3,309)   $         983     $         560    $        (116)
     Capital gains distributions                  -           16,914                 -              110
     Realized capital gain (loss)
       on sales of fund shares             (864,886)         (20,232)          (44,085)           6,111
     Change in unrealized
       appreciation/depreciation on
       investments during the year           50,377          (38,662)          (29,620)          (1,014)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (817,818)         (40,997)          (73,145)           5,091

   From contract owner
     transactions:
     Variable annuity deposits                    -            8,560               547           10,208
     Contract owner maintenance
       charges                               (3,701)          (3,824)             (292)             (60)
     Terminations and withdrawals           (21,554)          (5,121)           (3,403)            (173)
     Transfers between
       subaccounts, net                   1,414,967          (64,565)          109,270           (5,777)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         1,389,712          (64,950)          106,122            4,198
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   571,894         (105,947)           32,977            9,289
Net assets at beginning of year             242,601          348,548             9,289                -
                                      ------------------------------------------------------------------
Net assets at end of year             $     814,495    $     242,601     $      42,266    $       9,289
                                      ==================================================================

                                         RYDEX VT S&P 2X STRATEGY           RYDEX VT SECTOR ROTATION
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (5,425)   $        (246)    $     (12,799)    $     (14,908)
     Capital gains distributions                  -            9,978             2,758            92,321
     Realized capital gain (loss)
       on sales of fund shares           (3,318,307)          11,042           (26,898)           17,780
     Change in unrealized
       appreciation/depreciation on
       investments during the year            5,495          (21,122)         (483,937)          117,895
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (3,318,237)            (348)         (520,876)          213,088

   From contract owner
     transactions:
     Variable annuity deposits                    6           12,908             7,492            15,223
     Contract owner maintenance
       charges                               (5,656)            (621)          (11,525)          (13,397)
     Terminations and withdrawals           (53,925)          (2,851)          (20,678)          (33,535)
     Transfers between
       subaccounts, net                   3,333,819           (4,214)          (57,132)          143,328
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         3,274,244            5,222           (81,843)          111,619
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   (43,993)           4,874          (602,719)          324,707
Net assets at beginning of year              95,406           90,532         1,273,755           949,048
                                      -------------------------------------------------------------------
Net assets at end of year             $      51,413    $      95,406     $     671,036     $   1,273,755
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                        RYDEX VT SMALL CAP GROWTH           RYDEX VT SMALL CAP VALUE
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (4,692)   $      (9,566)    $      (3,834)   $      (3,980)
     Capital gains distributions                  -           25,847                 -           23,058
     Realized capital gain (loss)
       on sales of fund shares             (176,346)         (33,511)         (826,435)         (10,572)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (1,149)         (40,992)           31,701          (31,710)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (182,187)         (58,222)         (798,568)         (23,204)

   From contract owner
     transactions:
     Variable annuity deposits                  306            1,670               237            1,878
     Contract owner maintenance
       charges                               (3,678)          (7,206)           (6,527)          (4,144)
     Terminations and withdrawals            (9,478)         (72,038)          (24,570)         (30,917)
     Transfers between
       subaccounts, net                      53,572         (519,843)          748,643       (1,183,834)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            40,722         (597,417)          717,783       (1,217,017)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (141,465)        (655,639)          (80,785)      (1,240,221)
Net assets at beginning of year             271,723          927,362           125,967        1,366,188
                                      ------------------------------------------------------------------
Net assets at end of year             $     130,258    $     271,723     $      45,182    $     125,967
                                      ==================================================================

                                         RYDEX VT STRENGTHENING
                                           DOLLAR 2X STRATEGY                  RYDEX VT TECHNOLOGY
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (2,071)   $          (6)    $      (4,777)    $     (14,110)
     Capital gains distributions                  -                -            26,649                 -
     Realized capital gain (loss)
       on sales of fund shares              (33,677)             423          (225,670)           52,397
     Change in unrealized
       appreciation/depreciation on
       investments during the year                3               (7)         (123,827)          (16,644)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (35,745)             410          (327,625)           21,643

   From contract owner
     transactions:
     Variable annuity deposits                1,953                -             2,531            31,826
     Contract owner maintenance
       charges                               (2,305)              (1)           (4,054)          (10,679)
     Terminations and withdrawals           (20,232)             (29)          (18,063)         (162,587)
     Transfers between
       subaccounts, net                      56,026              (77)          101,000           249,846
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            35,442             (107)           81,414           108,406
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                      (303)             303          (246,211)          130,049
Net assets at beginning of year                 303                -           388,806           258,757
                                      -------------------------------------------------------------------
Net assets at end of year             $           -    $         303     $     142,595     $     388,806
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                       RYDEX VT TELECOMMUNICATIONS          RYDEX VT TRANSPORTATION
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $       2,266    $     (33,441)    $      (7,074)   $     (16,825)
     Capital gains distributions            751,673                -            14,360           26,414
     Realized capital gain (loss)
       on sales of fund shares             (136,358)         221,002          (670,222)         102,910
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (613,495)        (124,418)          (10,498)         (80,890)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations               4,086           63,143          (673,434)          31,609

   From contract owner
     transactions:
     Variable annuity deposits                2,162           59,639             2,248            5,477
     Contract owner maintenance
       charges                               (4,837)         (26,459)           (5,910)         (14,273)
     Terminations and withdrawals           (18,315)        (258,778)          (32,778)        (141,906)
     Transfers between
       subaccounts, net                   2,180,943       (1,349,432)          813,918       (1,500,830)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         2,159,953       (1,575,030)          777,478       (1,651,532)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 2,164,039       (1,511,887)          104,044       (1,619,923)
Net assets at beginning of year              93,481        1,605,368            46,658        1,666,581
                                      ------------------------------------------------------------------
Net assets at end of year             $   2,257,520    $      93,481     $     150,702    $      46,658
                                      ==================================================================

                                      RYDEX VT U.S. GOVERNMENT MONEY
                                                  MARKET                       RYDEX VT UTILITIES
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $     (68,930)   $     314,427     $     (10,369)    $         716
     Capital gains distributions                  -                -             3,797           289,844
     Realized capital gain (loss)
       on sales of fund shares                    -                -          (702,749)          648,008
     Change in unrealized
       appreciation/depreciation on
       investments during the year                -                -           290,582          (623,180)
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (68,930)         314,427          (418,739)          315,388

   From contract owner
     transactions:
     Variable annuity deposits            7,667,687       10,626,971             2,598            97,357
     Contract owner maintenance
       charges                             (353,797)        (133,829)           (7,450)          (34,330)
     Terminations and withdrawals        (3,145,982)      (1,513,773)          (51,878)         (244,519)
     Transfers between
       subaccounts, net                   7,488,079       (8,982,874)       (2,110,789)       (1,598,808)
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        11,655,987           (3,505)       (2,167,519)       (1,780,300)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                11,587,057          310,922        (2,586,258)       (1,464,912)
Net assets at beginning of year           9,994,672        9,683,750         2,884,492         4,349,404
                                      -------------------------------------------------------------------
Net assets at end of year             $  21,581,729    $   9,994,672     $     298,234     $   2,884,492
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                            RYDEX VT WEAKENING
                                            DOLLAR 2X STRATEGY                     SBL GLOBAL
                                          2008              2007             2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (1,063)   $       7,020     $      (8,711)   $     (12,913)
     Capital gains distributions                  -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares              (15,279)         (66,395)          (23,485)         143,792
     Change in unrealized
       appreciation/depreciation on
       investments during the year            6,938            6,255          (341,714)         (27,313)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (9,404)         (53,120)         (373,910)         103,566

   From contract owner
     transactions:
     Variable annuity deposits                   29              633             2,159            8,956
     Contract owner maintenance
       charges                                 (675)            (233)           (8,904)         (14,261)
     Terminations and withdrawals            (3,905)          (2,703)          (87,104)        (144,595)
     Transfers between
       subaccounts, net                     (12,991)      (1,548,074)         (123,092)          28,824
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (17,542)      (1,550,377)         (216,941)        (121,076)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   (26,946)      (1,603,497)         (590,851)         (17,510)
Net assets at beginning of year              83,871        1,687,368         1,099,572        1,117,082
                                      ------------------------------------------------------------------
Net assets at end of year             $      56,925    $      83,871     $     508,721    $   1,099,572
                                      ==================================================================
                                                                              TEMPLETON DEVELOPING
                                           SBL SMALL CAP VALUE                 MARKETS SECURITIES
                                          2008              2007              2008             2007
                                      -------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $      (5,525)   $     (12,098)    $       3,221     $       2,663
     Capital gains distributions                  -                -            52,070            23,568
     Realized capital gain (loss)
       on sales of fund shares              (25,506)         102,692             3,651            18,942
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (186,098)         (32,554)         (237,401)           26,894
                                      -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (217,129)          58,040          (178,459)           72,067

   From contract owner
     transactions:
     Variable annuity deposits                2,672           62,121                 -                80
     Contract owner maintenance
       charges                               (2,578)         (10,856)           (2,212)           (2,223)
     Terminations and withdrawals            (6,288)        (127,304)          (12,780)           (1,678)
     Transfers between
       subaccounts, net                     (26,134)         104,704                 -           (30,590)
                                      -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (32,328)          28,665           (14,992)          (34,411)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (249,457)          86,705          (193,451)           37,656
Net assets at beginning of year             548,822          462,117           345,166           307,510
                                      -------------------------------------------------------------------
Net assets at end of year             $     299,365    $     548,822     $     151,715     $     345,166
                                      ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                                                           WELLS FARGO ADVANTAGE
                                       TEMPLETON FOREIGN SECURITIES     VAN KAMPEN LIT GOVERNMENT              OPPORTUNITY VT
                                           2008            2007            2008             2007           2008            2007
                                      ----------------------------------------------------------------------------------------------
Increase (decrease) in Net Assets:
   From operations:
     Net investment income (loss)     $       2,899   $       1,967   $       1,473   $         (90)  $       2,537   $      (2,600)
     Capital gains distributions             30,956          17,445               -               -          97,217          20,649
     Realized capital gain (loss)
       on sales of fund shares                1,250          10,419            (956)              1         (55,432)         36,691
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (197,169)         19,802            (438)            438        (233,361)        (61,107)
                                      ----------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (162,064)         49,633              79             349        (189,039)         (6,367)

   From contract owner
     transactions:
     Variable annuity deposits                    -               -              25               -               -          11,958
     Contract owner maintenance
       charges                               (2,225)         (2,635)            (95)            (43)         (2,819)         (1,927)
     Terminations and withdrawals                (2)           (357)           (398)            (31)        (27,410)       (104,472)
     Transfers between
       subaccounts, net                      40,000         (19,266)        (62,908)         63,022          (6,650)        342,568
                                      ----------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            37,773         (22,258)        (63,376)         62,948         (36,879)        248,127
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (124,291)         27,375         (63,297)         63,297        (225,918)        241,760
Net assets at beginning of year             392,830         365,455          63,297               -         464,622         222,862
                                      ----------------------------------------------------------------------------------------------
Net assets at end of year             $     268,539   $     392,830   $           -   $      63,297   $     238,704   $     464,622
                                      ==============================================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                          Notes to Financial Statements
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account A - AdvisorDesigns Variable Annuity (the Account) is a deferred variable annuity account offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise Variable Annuity Account A, a separate account of FSBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                   SUBACCOUNT                                                     MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                        AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. International Growth                        AIM V.I. International Growth Fund (Series II)
AIM V.I. Mid Cap Core Equity                         AIM V.I. Mid Cap Core Equity Fund (Series II)
Direxion Dynamic VP HY Bond                          Direxion Dynamic VP HY Bond Fund
Dreyfus VIF International Value                      Dreyfus VIF International Value Portfolio (Service Class)
Federated Fund for U.S. Government Securities II     Federated Fund for U.S. Government Securities II
Federated High Income Bond II                        Federated High Income Bond Fund II (Service Class)
Fidelity VIP Contrafund                              Fidelity VIP Contrafund (Service Class 2)
Fidelity VIP Growth Opportunities                    Fidelity VIP Growth Opportunities (Service Class 2)
Fidelity VIP Index 500                               Fidelity VIP Index 500 (Service Class 2)
Fidelity VIP Investment-Grade Bond                   Fidelity VIP Investment Grade Bond (Service Class 2)
Franklin Small-Mid Cap Growth Securities             Franklin Small-Mid Cap Growth Securities Fund (Class 2)
Neuberger Berman AMT Guardian                        Neuberger Berman AMT Guardian (Class I)
Neuberger Berman AMT Partners                        Neuberger Berman AMT Partners (Class I)
Oppenheimer Main Street Small Cap Fund/VA            Oppenheimer Main Street Small Cap Fund/VA (Service Class)
PIMCO VIT Low Duration                               PIMCO Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                                PIMCO Real Return Portfolio (Administrative Class)
PIMCO VIT StocksPLUS Growth and Income (1)           PIMCO VIT StockPLUS Growth and Income (Administrative Class)
PIMCO VIT Total Return                               PIMCO VIT Total Return Portfolio (Administrative Class)
RVT CLS AdvisorOne Amerigo                           RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Berolina                          RVT CLS AdvisorOne Berolina
RVT CLS AdvisorOne Clermont                          RVT CLS AdvisorOne Clermont Fund
Rydex VT Absolute Return Strategies                  Rydex VT Absolute Return Strategies
Rydex VT Banking                                     Rydex VT Banking Fund
Rydex VT Basic Materials                             Rydex VT Basic Materials Fund
Rydex VT Biotechnology                               Rydex VT Biotechnology Fund
Rydex VT Commodities Strategy                        Rydex VT Commodities Strategies Fund

(1) This subaccount was available for investment in 2007; however, there was no activity until 2008.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                   SUBACCOUNT                                                     MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products                           Rydex VT Consumer Products Fund
Rydex VT Dow 2x Strategy                             Rydex VT Dow 2x Strategy
Rydex VT Electronics                                 Rydex VT Electronics Fund
Rydex VT Energy                                      Rydex VT Energy Fund
Rydex VT Energy Services                             Rydex VT Energy Services Fund
Rydex VT Essential Portfolio Aggressive              Rydex VT Essential Portfolio Aggressive
Rydex VT Essential Portfolio Conservative            Rydex VT Essential Portfolio Conservative
Rydex VT Essential Portfolio Moderate                Rydex VT Essential Portfolio Moderate
Rydex VT Europe 1.25x Strategy                       Rydex VT Europe 1.25x Strategy
Rydex VT Financial Services                          Rydex VT Financial Services Fund
Rydex VT Government Long Bond 1.2x Strategy          Rydex VT Government Long Bond 1.2x Strategy
Rydex VT Health Care                                 Rydex VT Health Care Fund
Rydex VT Hedged Equity                               Rydex VT Hedged Equity
Rydex VT International Rotation (4)                  Rydex VT International Rotation
Rydex VT Internet                                    Rydex VT Internet Fund
Rydex VT Inverse Dow 2x Strategy                     Rydex VT Inverse Dow 2x Strategy
Rydex VT Inverse Government Long Bond Strategy       Rydex VT Inverse Government Long Bond Strategy
Rydex VT Inverse Mid Cap Strategy                    Rydex VT Inverse Mid-Cap Strategy
Rydex VT Inverse NASDAQ-100 Strategy (3)             Rydex VT Inverse NASDAQ-100 Strategy
Rydex VT Inverse Russell 2000 Strategy               Rydex VT Inverse Russell 2000 Strategy
Rydex VT Inverse S&P 500 Strategy                    Rydex VT Inverse S&P 500 Strategy
Rydex VT Japan 1.25x Strategy                        Rydex VT Japan 1.25x Strategy
Rydex VT Large Cap Growth                            Rydex VT Large Cap Growth Fund
Rydex VT Large Cap Value                             Rydex VT Large Cap Value Fund
Rydex VT Leisure                                     Rydex VT Leisure Fund
Rydex VT Mid Cap Growth                              Rydex VT Mid Cap Growth Fund
Rydex VT Mid Cap Value                               Rydex VT Mid Cap Value Fund
Rydex VT Mid Cap 1.5x Strategy                       Rydex VT Mid-Cap 1.5x Strategy
Rydex VT Multi-Cap Core Equity (2)                   Rydex VT Multi-Cap Core Equity
Rydex VT Nova                                        Rydex VT Nova Fund
Rydex VT NASDAQ-100 (3)                              Rydex VT NASDAQ-100 Strategy
Rydex VT NASDAQ-100 2x Strategy (3)                  Rydex VT NASDAQ-100 2x Strategy
Rydex VT Precious Metals                             Rydex VT Precious Metals Fund
Rydex VT Real Estate                                 Rydex VT Real Estate Fund

(2) This subaccount was available for investment in 2008 & 2007; however, there was no activity.

(3) Prior to May 1, 2008 this was Rydex VT Inverse OTC Strategy, Rydex VT OTC, and Rydex VT OTC 2x Strategy respectively.

(4) This subaccount was available for investment in 2008; however, there was no activity.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                   SUBACCOUNT                                                     MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                                   Rydex VT Retailing Fund
Rydex VT Russell 2000 1.5x Strategy                  Rydex VT Russell 2000 1.5x Strategy
Rydex VT Russell 2000 2x Strategy                    Rydex VT Russell 2000 2x Strategy
Rydex VT S&P 2x Strategy                             Rydex VT S&P 500 2x Strategy
Rydex VT Sector Rotation                             Rydex VT Sector Rotation Fund
Rydex VT Small Cap Growth                            Rydex VT Small Cap Growth Fund
Rydex VT Small Cap Value                             Rydex VT Small Cap Value Fund
Rydex VT  Strengthening Dollar 2x Strategy           Rydex VT Strengthening Dollar 2x Strategy
Rydex VT Technology                                  Rydex VT Technology Fund
Rydex VT Telecommunications                          Rydex VT Telecommunications Fund
Rydex VT Transportation                              Rydex VT Transportation Fund
Rydex VT U.S. Government Money  Market               Rydex VT U.S. Government Money Market Fund
Rydex VT Utilities                                   Rydex VT Utilities Fund
Rydex VT Weakening Dollar 2x Strategy                Rydex VT Weakening Dollar 2x Strategy
SBL All Cap Value (4)                                SBL All Cap Value
SBL Global                                           SBL Global
SBL Large Cap Value (4)                              SBL Large Cap Value
SBL Mid Cap Growth (4)                               SBL Mid Cap Growth
SBL Mid Cap Value (4)                                SBL Mid Cap Value
SBL Small Cap Value                                  SBL Small Cap Value
Templeton Developing Markets Securities              Templeton Developing Markets Securities (Class 2)
Templeton Foreign Securities                         Templeton Foreign Securities (Class 2)
Van Kampen LIT Government                            Van Kampen LIT Government Portfolio (Class II)
Wells Fargo Advantage Opportunity VT                 Wells Fargo Advantage Small Cap Value Fund (Class A)

(4) These subaccounts were available for investment in 2008; however, there was no activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

AIM Funds Management Inc. has engaged various subadvisors to provide subadvisory services to AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. Rafferty Asset Management, LLC serves as the investment advisor for the Direxion Dynamic VP HY Bond Fund. The Dreyfus Corporation serves as investment advisor for the Dreyfus VIF International Value Portfolio. Federated Investment Management Company serves as investment advisor for the Federated Fund for U.S. Government Securities II and Federated High Income Bond Fund II.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fidelity Management & Research Company (FMR) has engaged FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.), Inc., Fidelity Management & Research (Far
East), Inc., and Fidelity Investments Japan Limited to provide subadvisory services to Fidelity VIP Contrafund and Fidelity VIP Growth Opportunities. FMR has engaged FMRC and Geode to provide subadvisory services to Fidelity VIP Index
500. FMR has engaged Fidelity Investments Money Management, Inc. (FIMM) to provide subadvisory services to Fidelity VIP Investment Grade Bond. Franklin Advisers, Inc. serves as investment advisor for Franklin Small-Mid Cap Growth Securities Fund. Neuberger Berman Management, Inc. (NBMI) has engaged Neuberger Berman, LLC, to provide subadvisory services for Newberger Berman AMT Guardian and Neuberger Berman AMT Partners. OppenheimerFunds, Inc. serves as investment advisor for Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment advisor for PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, PIMCO VIT StocksPLUS Growth and Income, and PIMCO VIT Total Return Portfolio. Rydex Investments serves as investment advisor for Rydex VT Dow 2x Strategy, Rydex VT Absolute Return Strategies, Rydex VT Banking Fund, Rydex VT Basic Materials Fund, Rydex VT Biotechnology Fund, Rydex VT Commodities Strategies Fund, Rydex VT Consumer Products Fund, Rydex VT Electronics Fund, Rydex VT Energy Fund, Rydex VT Energy Services Fund, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services Fund, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care Fund, Rydex VT Hedged Equity, Rydex VT Internet Fund, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ 100 Strategy, Rydex VT Inverse Russell 2000 Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 1.25x Strategy, Rydex VT Large Cap Growth Fund, Rydex VT Large Cap Value Fund, Rydex VT Leisure Fund, Rydex VT Mid Cap Growth Fund, Rydex VT Mid Cap Value Fund, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT Multi-Cap Core Equity, Rydex VT NASDAQ 100 2x Strategy, Rydex VT NASDAQ 100 Strategy, Rydex VT Nova Fund, Rydex VT Precious Metals Fund, Rydex VT Real Estate Fund, Rydex VT Retailing Fund, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT Sector Rotation Fund, Rydex VT Small Cap Growth Fund, Rydex VT Small Cap Value Fund, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology Fund, Rydex VT Telecommunications Fund, Rydex VT Transportation Fund, Rydex VT U.S. Government Money Market Fund, Rydex VT Utilities Fund, and Rydex VT Weakening Dollar 2x Strategy. Rydex Investments has engaged CLS Investment Firm, LLC to provide subadvisory service to RVT CLS AdvisorOne Amerigo Fund, RVT CLS AdvisorOne Berolina, and RVT CLS AdvisorOne Clermont Fund. Under terms of the investment advisory contracts, portfolio investments of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for SBL All Cap Value, SBL Large Cap Value, SBL Mid Cap Growth, and SBL Mid Cap Value. SI has engaged Security Global Investors to provide subadvisory services to SBL Global and Wells Capital Management to provide subadvisory services to SBL Small Cap Value.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Templeton Asset Management Ltd. serves as investment advisor for the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services to Templeton Foreign Securities Fund. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Government Portfolio. Wells Fargo Funds Management, LLC has engaged Wells Capital Management Incorporated to provide subadvisory services to Wells Fargo Advantage Opportunity VT Fund.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the Statements of Assets and Liabilities at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                      COST OF        PROCEEDS
SUBACCOUNT                                           PURCHASES      FROM SALES
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                      $    131,269   $     142,346
AIM V.I. International Growth                           315,165         370,890
AIM V.I. Mid Cap Core Equity                            254,453         184,377
Direxion Dynamic VP HY Bond                          11,817,802      13,143,709
Dreyfus VIF International Value                          91,325         192,105
Federated Fund for U.S. Government Securities II      1,477,625         152,453
Federated High Income Bond II                         2,899,072         344,871
Fidelity VIP Contrafund                                 747,544       3,820,901
Fidelity VIP Growth Opportunities                        84,668       3,068,767
Fidelity VIP Index 500                                  149,588         366,828
Fidelity VIP Investment-Grade Bond                      243,792         297,946
Franklin Small-Mid Cap Growth Securities                 70,701           5,409
Neuberger Berman AMT Guardian                           154,670          78,823
Neuberger Berman AMT Partners                           919,911         760,752
Oppenheimer Main Street Small Cap Fund/VA               168,459          33,348
PIMCO VIT Low Duration                                7,124,417       6,748,039

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                      COST OF        PROCEEDS
SUBACCOUNT                                           PURCHASES      FROM SALES
--------------------------------------------------------------------------------

PIMCO VIT Real Return                              $    903,910   $     823,911
PIMCO VIT StocksPLUS Growth and Income                   14,710          14,949
PIMCO VIT Total Return                                7,166,115       6,855,375
RVT CLS AdvisorOne Amerigo                              859,674       1,784,905
RVT CLS AdvisorOne Berolina                             462,630         732,301
RVT CLS AdvisorOne Clermont                             405,198         591,377
Rydex VT Absolute Return Strategies                     434,085          50,698
Rydex VT Banking                                      1,908,101       1,573,330
Rydex VT Basic Materials                              8,255,971       6,485,520
Rydex VT Biotechnology                                5,433,156       3,755,697
Rydex VT Commodities Strategy                           967,531       2,796,191
Rydex VT Consumer Products                            3,284,833       5,690,563
Rydex VT Dow 2x Strategy                              3,443,970       4,060,342
Rydex VT Electronics                                    309,088         208,839
Rydex VT Energy                                       8,692,753       9,810,222
Rydex VT Energy Services                              3,303,296       5,864,248
Rydex VT Essential Portfolio Aggressive                  93,013          87,816
Rydex VT Essential Portfolio Conservative                13,437           9,611
Rydex VT Essential Portfolio Moderate                     2,517         117,550
Rydex VT Europe 1.25x Strategy                          880,657       3,916,663
Rydex VT Financial Services                           1,064,806         935,316
Rydex VT Government Long Bond 1.2x Strategy           5,638,177       7,488,151
Rydex VT Health Care                                  4,653,154       1,660,555
Rydex VT Hedged Equity                                   13,448          23,309
Rydex VT Internet                                       361,333         284,335
Rydex VT Inverse Dow 2x Strategy                      2,888,240         107,878
Rydex VT Inverse Government Long Bond Strategy        3,090,775       3,899,752
Rydex VT Inverse Mid-Cap Strategy                     3,311,303       4,733,410
Rydex VT Inverse NASDAQ-100 Strategy                 12,821,806      15,770,753
Rydex VT Inverse Russell 2000 Strategy                4,120,022       5,735,772
Rydex VT Inverse S&P 500 Strategy                    11,588,931       9,967,590
Rydex VT Japan 1.25x Strategy                         2,462,088       1,271,302
Rydex VT Large Cap Growth                               625,673       1,430,334
Rydex VT Large Cap Value                              1,561,988       1,605,163
Rydex VT Leisure                                         44,778          24,108
Rydex VT Mid Cap Growth                                 766,259       1,484,614

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                      COST OF        PROCEEDS
SUBACCOUNT                                           PURCHASES      FROM SALES
--------------------------------------------------------------------------------

Rydex VT Mid Cap Value                             $    556,121   $     580,008
Rydex VT Mid-Cap 1.5x Strategy                        3,345,391       3,283,615
Rydex VT Nova                                        12,707,728      12,972,199
Rydex VT NASDAQ-100                                  11,313,596      13,421,129
Rydex VT NASDAQ-100 2x Strategy                      10,932,976      10,736,399
Rydex VT Precious Metals                              6,271,311       7,976,513
Rydex VT Real Estate                                  2,547,565       2,511,117
Rydex VT Retailing                                    1,020,839         319,597
Rydex VT Russell 2000 1.5x Strategy                   3,425,297       2,038,894
Rydex VT Russell 2000 2x Strategy                       211,839         105,157
Rydex VT S&P 500 2x Strategy                          9,980,818       6,711,999
Rydex VT Sector Rotation                                198,065         289,949
Rydex VT Small Cap Growth                             2,248,003       2,211,973
Rydex VT Small Cap Value                              2,952,482       2,238,533
Rydex VT Strengthening Dollar 2x Strategy               984,617         951,161
Rydex VT Technology                                   1,981,291       1,878,005
Rydex VT Telecommunications                           3,662,190         748,298
Rydex VT Transportation                               3,032,109       2,247,345
Rydex VT U.S. Government Money Market               103,592,583      92,005,526
Rydex VT Utilities                                    3,044,987       5,219,078
Rydex VT Weakening Dollar 2x Strategy                   224,262         242,867
SBL Global                                               86,036         311,688
SBL Small Cap Value                                     200,815         238,668
Templeton Developing Markets Securities                  59,017          18,718
Templeton Foreign Securities                             78,511           6,883
Van Kampen LIT Government                                17,538          79,441
Wells Fargo Advantage Opportunity VT                    176,906         114,031

ANNUITY RESERVES

As of December 31, 2008, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

Statement of Financial Accounting Standard No. 157

On January 1, 2008, FSBL and its respective Variable Accounts (VAs) adopted SFAS No. 157, Fair Value Measurements, which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). SFAS No. 157 does not expand the use of fair value to any new circumstances.

Under SFAS No. 157, the Financial Accounting Standards Board (FASB) clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, SFAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. SFAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The SFAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The three levels within the SFAS No. 157 hierarchy are as follows:

      o Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

      o Level 2: Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the assets or liabilities.

      o Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2008.

The adoption of SFAS No. 157 on January 1, 2008 did not have an impact on the Account's financial condition, results of operations, or cash flows.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

2. VARIABLE ANNUITY CONTRACT CHARGES

FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount's average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%.

ADMINISTRATIVE
    CHARGE                            SUBACCOUNT
--------------------------------------------------------------------------------
     0.25%       SBL Funds

     0.35%       AIM V.I. International Growth and AIM V.I. Mid Cap Core Equity

     0.40% Direxion Dynamic VP HY Bond, Dreyfus VIF International Value Fund, and Oppenheimer Main Street Small Cap Fund/VA

     0.45% Van Kampen LIT Government Fund, Rydex VT Funds (Except RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berlina, and RVT CLS AdvisorOne Clermont)

     0.50% Federated High Income Bond II and Fidelity Funds, (except Fidelity VIP Index 500), RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berlina, and RVT CLS AdvisorOne Clermont.

     0.55% Fidelity VIP Index 500, Wells Fargo Advantage Opportunity VT, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT StocksPLUS Growth and Income, and PIMCO VIT Total Return.

     0.60% AIM V.I. Capital Appreciation, Federated U.S. Government Securities II, Franklin Small-Mid Cap Growth Series, Neuberger Funds, Templeton Funds.

FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:

                                                      2008                                        2007
                                   ------------------------------------------   -----------------------------------------
                                                                     NET                                         NET
                                       UNITS         UNITS         INCREASE        UNITS         UNITS         INCREASE
SUBACCOUNT                            ISSUED        REDEEMED      (DECREASE)      ISSUED        REDEEMED      (DECREASE)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation            21,066        (21,305)         (239)        14,465        (13,952)          513
AIM V.I. International Growth            38,146        (47,831)       (9,685)       191,228       (148,230)       42,998
AIM V.I. Mid Cap Core Equity             31,020        (29,117)        1,903         24,503         (4,320)       20,183
Direxion Dynamic VP HY Bond           1,432,190     (1,514,802)      (82,612)     1,172,972       (812,846)      360,126
Dreyfus VIF International Value          14,963        (30,837)      (15,874)        24,205        (12,376)       11,829
Federated Fund for U.S.
   Government Securities I              154,456        (21,318)      133,138          8,134         (9,742)       (1,608)
Federated High Income Bond II           358,979        (60,276)      298,703        367,956       (356,753)       11,203
Fidelity VIP Contrafund                  72,665       (288,584)     (215,919)       313,396       (114,685)      198,711
Fidelity VIP Growth Opportunities        15,220       (304,930)     (289,710)       301,338        (21,878)      279,460
Fidelity VIP Index 500                   24,386        (44,135)      (19,749)        64,927        (81,374)      (16,447)
Fidelity VIP Investment Grade Bond       29,905        (35,844)       (5,939)        45,177        (15,552)       29,625
Franklin Small-Mid Cap
   Growth Securities                      7,382           (204)        7,178            816         (1,563)         (747)
Neuberger Berman AMT Guardian            18,335        (10,614)        7,721         11,448         (7,808)        3,640
Neuberger Berman AMT Partners            73,229        (77,088)       (3,859)        40,152        (37,560)        2,592
Oppenheimer Main
   Street Small Cap/VA                   21,122         (6,091)       15,031            798         (1,014)         (216)
PIMCO VIT Low Duration                  707,130       (683,219)       23,911         66,355         (7,794)       58,561
PIMCO VIT Real Return                   131,418       (126,547)        4,871         31,270        (60,915)      (29,645)
PIMCO VIT StocksPLUS Growth and
   Income                                 3,245         (3,245)            -              -              -             -
PIMCO VIT Total Return                  744,255       (734,439)        9,816        206,487       (135,948)       70,539
RVT CLS AdvisorOne Amerigo               97,465       (166,888)      (69,423)       153,191       (256,277)     (103,086)
RVT CLS AdvisorOne Berolina              56,576        (84,425)      (27,849)       343,153        (79,391)      263,762
RVT CLS AdvisorOne Clermont              54,766        (72,412)      (17,646)        92,610       (244,276)     (151,666)
Rydex VT Absolute
   Return Strategies                     47,820         (5,245)       42,575          6,523           (850)        5,673
Rydex VT Banking                        312,327       (295,643)       16,684         82,937       (187,022)     (104,085)
Rydex VT Basic Material                 734,505       (470,224)      264,281        578,103       (681,426)     (103,323)
Rydex VT Biotechnology                  930,666       (664,664)      266,002        591,206       (581,936)        9,270
Rydex VT Commodities Strategy           104,583       (261,354)     (156,771)       472,049       (311,616)      160,433
Rydex VT Consumer Products              300,679       (529,470)     (228,790)       312,979       (236,352)       76,627
Rydex VT Dow 2x Strategy                464,494       (507,522)      (43,028)       662,764       (756,634)      (93,870)
Rydex VT Electronics                     90,801        (68,452)       22,349        683,256       (684,814)       (1,558)
Rydex VT Energy                         711,492       (624,879)       86,613        826,888       (740,020)       86,868
Rydex VT Energy Services                246,641       (417,040)     (170,399)     1,037,495       (855,977)      181,518
Rydex VT Essential
   Portfolio Aggressive                   9,749         (8,086)        1,663         63,005         (1,107)       61,898

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                      2008                                        2007
                                   ------------------------------------------   -----------------------------------------
                                                                     NET                                         NET
                                       UNITS         UNITS         INCREASE        UNITS         UNITS         INCREASE
SUBACCOUNT                            ISSUED        REDEEMED      (DECREASE)      ISSUED        REDEEMED      (DECREASE)
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                        1,319         (1,005)          314          4,186         (2,083)        2,103
   Portfolio Conservative
Rydex VT Essential
   Portfolio Moderate                       377        (11,748)      (11,371)        13,580         (1,127)       12,453
Rydex VT Europe 1.25x Strategy          103,269       (319,146)     (215,877)       481,445       (331,051)      150,394
Rydex VT Financial Services             160,385       (144,957)       15,428        110,808       (287,144)     (176,336)
Rydex VT Government Long
   Bond 1.2x Strategy                   615,385       (766,588)     (151,203)       588,745       (784,063)     (195,318)
Rydex VT Health Care                    572,171       (243,651)      328,520        150,940       (309,658)     (158,718)
Rydex VT Hedged Equity                    4,468         (5,207)         (739)        19,517         (9,947)        9,570
Rydex VT Internet                        72,875        (60,212)       12,663        767,835       (762,139)        5,696
Rydex VT Inverse Dow 2x Strategy        229,808        (16,815)      212,993         41,302        (41,302)            -
Rydex VT Inverse Government
   Long Bond Strategy                   498,643       (603,459)     (104,816)       542,879       (425,412)      117,467
Rydex VT Inverse Mid-Cap Strategy       486,957       (690,715)     (203,758)       414,840       (210,195)      204,645
Rydex VT Inverse
   NASDAQ-100 Strategy                2,043,604     (2,498,943)     (455,339)     2,851,005     (2,399,267)      451,738
Rydex VT Inverse
   Russell 2000 Strategy                618,241       (845,794)     (227,553)     1,314,796     (1,088,405)      226,391
Rydex VT Inverse S&P 500 Strategy     2,400,064     (2,333,167)       66,897        985,060       (549,141)      435,919
Rydex VT Japan 1.25x Strategy           384,157       (174,117)      210,040        347,020       (323,786)       23,234
Rydex VT Large Cap Growth                88,642       (162,224)      (73,582)       337,138       (260,043)       77,095
Rydex VT Large Cap Value                169,220       (178,951)       (9,731)       433,472       (489,722)      (56,250)
Rydex VT Leisure                          6,161         (6,662)         (501)       169,284       (579,721)     (410,437)
Rydex VT Mid Cap Growth                  80,059       (146,807)      (66,748)       450,183       (374,050)       76,133
Rydex VT Mid Cap Value                   51,557        (59,531)       (7,974)       400,493       (392,523)        7,970
Rydex VT Mid-Cap 1.5x Strategy          275,550       (287,844)      (12,294)       339,101       (327,720)       11,381
Rydex VT Nova                         2,145,358     (2,204,046)      (58,688)       789,053     (1,478,001)     (688,948)
Rydex VT OTC                          1,458,069     (1,744,456)     (286,387)     2,455,054     (2,215,161)      239,893
Rydex VT OTC 2x Strategy              2,931,845     (2,900,809)       31,036      1,350,605     (1,344,863)        5,742
Rydex VT Precious Metals                314,939       (366,989)      (52,050)       244,163       (134,909)      109,254
Rydex VT Real Estate                    203,246       (202,331)          915        103,001       (339,312)     (236,311)
Rydex VT Retailing                      163,834        (48,481)      115,353         63,802       (244,287)     (180,485)
Rydex VT Russell 2000
   1.5x Strategy                        390,189       (272,443)      117,746        324,350       (329,711)       (5,361)
Rydex VT Russell 2000 2x Strategy        38,237        (24,208)       14,029         25,037        (23,960)        1,077
Rydex VT S&P 500 2x Strategy          1,780,650     (1,773,304)        7,346         37,846        (37,012)          834
Rydex VT Sector Rotation                 22,682        (29,450)       (6,768)        26,695        (15,056)       11,639
Rydex VT Small Cap Growth               216,386       (222,107)       (5,721)       223,124       (277,604)      (54,480)
Rydex VT Small Cap Value                325,122       (329,419)       (4,297)       120,597       (212,946)      (92,349)
Rydex VT Strengthening
   Dollar 2x Strategy                   136,846       (136,888)          (42)        10,703        (10,661)           42
Rydex VT Technology                     334,496       (351,785)      (17,289)       577,335       (560,131)       17,204
Rydex VT Telecommunications             672,990       (160,232)      512,758        830,225     (1,023,035)     (192,810)
Rydex VT Transportation                 314,105       (298,077)       16,028         64,635       (202,403)     (137,768)

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                      2008                                        2007
                                   ------------------------------------------   -----------------------------------------
                                                                     NET                                         NET
                                       UNITS         UNITS         INCREASE        UNITS         UNITS         INCREASE
SUBACCOUNT                            ISSUED        REDEEMED      (DECREASE)      ISSUED        REDEEMED      (DECREASE)
-------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S.                        15,738,477    (14,278,217)    1,460,260     11,840,821    (11,797,975)       42,846
   Government Money Market
Rydex VT Utilities                      506,152       (805,445)     (299,293)       597,344       (820,028)     (222,684)
Rydex VT Weakening
   Dollar 2x Strategy                    22,083        (23,351)       (1,268)        14,430       (157,845)     (143,415)
SBL Global                               19,380        (35,208)      (15,828)       115,707       (120,180)       (4,473)
SBL Small Cap Value                      14,030        (15,950)       (1,920)       228,721       (225,920)        2,801
Templeton Developing
   Markets Securities                       336           (660)         (324)           341         (1,449)       (1,108)
Templeton Foreign Securities              5,935           (206)        5,729            897         (1,676)         (779)
Van Kampen LIT Government                 7,238        (13,450)       (6,212)         6,220             (8)        6,212
Wells Fargo Advantage
   Opportunity VT                        10,505        (14,651)       (4,146)        60,541        (40,155)       20,386

4. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Units                                      21,845            22,084            21,571           26,708            16,171
Unit value                                  $5.41             $9.83             $9.18            $9.03             $8.67
Net assets                               $118,149          $217,192          $198,048         $241,186          $140,264
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.45%            1.45%             1.45%
Investment income ratio**                      -%                -%             0.07%            0.07%                -%
Total return***                          (44.96)%             7.10%             1.68%            4.10%             1.88%

AIM V.I. INTERNATIONAL GROWTH (3)
Units                                      42,481            52,166             9,167                -                 -
Unit value                                  $6.58            $11.54            $10.52               $-                $-
Net assets                               $279,605          $602,312           $96,461               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.45%               -%                -%
Investment income ratio**                   0.41%             0.63%             0.14%               -%                -%
Total return***                          (42.98)%             9.71%             5.22%               -%                -%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
Units                                      22,086            20,183                 -                -                 -
Unit value ****                             $7.24            $10.58            $10.10               $-                $-
Assets and Liabilities                   $159,879          $213,536                $-               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%                -%               -%                -%
Investment income ratio**                   1.47%             0.09%                -%               -%                -%
Total return***                          (31.57)%             4.77%                -%               -%                -%

DIREXION DYNAMIC VP HY BOND (1)
Units                                     529,120           611,732           251,606           80,421                 -
Unit value                                  $8.05             $9.33             $9.91            $9.74                $-
Net assets                             $4,258,332        $5,704,373        $2,495,049         $783,091                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.25%            1.25%                -%
Investment income ratio**                   0.85%             2.23%             6.55%            2.47%                -%
Total return***                          (13.72)%           (5.88)%             1.79%          (2.64)%                -%

DREYFUS VIF INTERNATIONAL VALUE
(3)
Units                                       1,937            17,811             5,982                -                 -
Unit value                                  $6.18            $10.31            $10.35               $-                $-
Net assets                                $11,976          $183,612           $61,910               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.25%               -%                -%
Investment income ratio**                   1.99%             0.87%                -%               -%                -%
Total return***                          (40.06)%           (0.42)%             3.54%               -%                -%

FEDERATED FUND FOR U.S.
GOVERNMENT SECURITIES II
Units                                     150,880            17,742            19,351           36,566            21,470
Unit value                                 $10.06            $10.09             $9.93            $9.97            $10.21
Net assets                             $1,518,349          $179,004          $192,081         $364,486          $219,375
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.45%            1.45%             1.45%
Investment income ratio**                   2.49%             4.67%             4.28%            3.52%             5.49%
Total return***                           (0.30)%             1.64%           (0.40)%          (2.42)%           (0.97)%

FEDERATED HIGH INCOME BOND II
Units                                     418,730           120,027           108,823          190,532            95,559
Unit value                                  $8.32            $11.76            $11.91           $11.25            $11.49
Net assets                             $3,483,809        $1,411,365        $1,296,181       $2,143,316        $1,097,975
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.35%            1.35%             1.45%
Investment income ratio**                   4.89%             6.78%             3.51%            6.74%             6.06%
Total return***                          (29.25)%           (1.23)%             5.85%          (2.09)%             5.51%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
Units                                     122,970           338,889           140,177          137,015            66,563
Unit value                                  $8.43            $15.36            $13.68           $12.82            $11.48
Net assets                             $1,035,719        $5,203,033        $1,917,247       $1,756,358          $764,017
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.35%            1.35%             1.35%
Investment income ratio**                   0.39%             1.01%             0.98%            0.09%             0.03%
Total return***                          (45.12)%            12.28%             6.69%           11.68%            10.28%

FIDELITY VIP GROWTH OPPORTUNITIES
Units                                      23,084           312,794            33,333           40,758            12,096
Unit value                                  $4.93            $11.47             $9.75            $9.69             $9.31
Net assets                               $113,827        $3,588,041          $324,819         $394,744          $112,569
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.35%            1.35%             1.35%
Investment income ratio**                   0.01%                -%             0.74%            0.29%             0.33%
Total return***                          (57.02)%            17.64%             0.65%            4.05%             2.31%

FIDELITY VIP INDEX 500
Units                                     119,132           138,881           155,327          102,137           120,813
Unit value                                  $6.24            $10.37            $10.31            $9.33             $9.33
Net assets                               $742,970        $1,440,356        $1,600,852         $952,915        $1,126,603
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.40%            1.40%             1.40%
Investment income ratio**                   1.83%             3.16%             1.21%            1.70%             0.74%
Total return***                          (39.83)%             0.62%            10.47%            0.05%             5.66%

FIDELITY VIP
INVESTMENT-GRADE BOND
Units                                      77,945            83,884            54,259           41,403            47,000
Unit value                                  $9.64            $10.44            $10.47           $10.51            $10.77
Net assets                               $751,848          $875,429          $568,350         $435,002          $506,164
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.35%            1.35%             1.35%
Investment income ratio**                   4.33%             3.18%             3.45%            3.53%             2.78%
Total return***                           (7.66)%           (0.36)%           (0.30)%          (2.45)%           (0.28)%

FRANKLIN SMALL-MID CAP GROWTH
Units                                      34,012            26,834            27,582           27,086            30,104
Unit value                                  $6.16            $11.19            $10.52           $10.12            $10.10
Net assets                               $209,481          $300,450          $290,326         $274,093          $303,957
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.45%            1.45%             1.45%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (44.95)%             6.37%             3.97%            0.23%             6.65%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN
Units                                      23,355            15,634            11,994           15,674            10,923
Unit value                                  $6.80            $11.33            $11.03           $10.17             $9.81
Net assets                               $158,784          $177,036          $132,349         $159,492          $107,121
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.45%            1.45%             1.45%
Investment income ratio**                   0.73%             0.32%             0.82%            0.17%             0.09%
Total return***                          (39.98)%             2.68%             8.45%            3.67%            10.72%

NEUBERGER BERMAN AMT PARTNERS
Units                                      35,592            39,451            36,860           27,914            16,331
Unit value                                  $6.20            $13.62            $13.03           $12.14            $10.75
Net assets                               $220,834          $537,400          $480,283         $338,757          $175,512
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.45%            1.45%             1.45%
Investment income ratio**                   0.60%             0.74%             0.85%            1.53%             0.01%
Total return***                          (54.48)%             4.55%             7.36%           12.91%            13.76%

OPPENHEIMER MAIN STREET SMALL
CAP FUND/VA (3)
Units                                      16,844             1,812             2,028                -                 -
Unit value                                  $5.72             $9.63            $10.19               $-                $-
Net assets                                $96,300           $17,449           $20,670               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.25%               -%                -%
Investment income ratio**                   0.07%             0.15%                -%               -%                -%
Total return***                          (40.60)%           (5.53)%             1.91%               -%                -%

PIMCO VIT LOW DURATION (3)
Units                                      89,404            65,492             6,931                -                 -
Unit value                                  $9.77            $10.25             $9.98               $-                $-
Net assets                               $873,262          $671,302           $69,189               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.40%               -%                -%
Investment income ratio**                   7.91%             5.25%             0.19%               -%                -%
Total return***                           (4.68)%             2.72%           (0.22)%               -%                -%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
Units                                      75,365            70,494           100,139           54,585            33,151
Unit value                                  $9.56            $10.75            $10.16           $10.54            $10.79
Net assets                               $720,559          $757,625        $1,017,774         $575,798          $358,266
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.40%            1.40%             1.40%
Investment income ratio**                   4.27%             3.92%             3.68%            3.38%             1.09%
Total return***                          (11.07)%             5.85%           (3.61)%          (2.33)%             4.25%

PIMCO VIT STOCKSPLUS
GROWTH AND INCOME
Units                                           -                 -                 -                -                 -
Unit value ****                             $5.73                $-                $-               $-                $-
Net assets                                     $-                $-                $-               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%                -%                -%               -%                -%
Investment income ratio**              12,086.56%                -%                -%               -%                -%
Total return***                            42.70%                -%                -%               -%                -%

PIMCO VIT TOTAL RETURN
Units                                     190,058           180,242           109,703           77,347            43,127
Unit value                                 $10.15            $10.12             $9.73            $9.79             $9.99
Net assets                             $1,929,365        $1,824,488        $1,067,818         $757,635          $431,482
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.40%            1.40%             1.40%
Investment income ratio**                  11.03%             4.55%             4.59%            3.78%             1.82%
Total return***                             0.30%             4.04%           (0.61)%          (2.00)%             0.40%

RVT CLS ADVISORONE AMERIGO FUND
Units                                     517,534           586,957           690,043          681,341           376,672
Unit value                                  $8.06            $14.79            $13.58           $12.63            $12.07
Net assets                             $4,170,643        $8,678,787        $9,373,319       $8,604,942        $4,545,393
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.35%            1.35%             1.35%
Investment income ratio**                   0.29%             0.36%             0.09%            0.14%             0.10%
Total return***                          (45.50)%             8.90%             7.56%            4.66%             6.34%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                    2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE BEROLINA (3)
Units                                      321,884           349,733            85,971                -                 -
Unit value                                   $6.23            $11.25            $10.23               $-                $-
Net assets                              $2,005,916        $3,933,527          $879,051               $-                $-
Ratio of expenses to net assets*     1.10% - 1.70%     1.10% - 1.70%             1.35%               -%                -%
Investment income ratio**                    1.26%                -%             1.51%               -%                -%
Total return***                           (44.62)%             9.99%             2.26%               -%                -%

RVT CLS ADVISORONE CLERMONT FUND
Units                                      225,570           243,216           394,883          494,386           409,321
Unit value                                   $7.54            $11.26            $11.07           $10.67            $10.73
Net assets                              $1,701,104        $2,739,411        $4,372,697       $5,276,727        $4,392,449
Ratio of expenses to net assets*     1.10% - 1.70%     1.10% - 1.70%             1.35%            1.35%             1.35%
Investment income ratio**                    1.06%             1.51%             2.04%            0.58%             0.37%
Total return***                           (33.04)%             1.68%             3.76%          (0.54)%             1.32%

RYDEX VT ABSOLUTE
RETURN STRATEGIES
Units                                       48,247             5,672                 -                -                 -
Unit value ****                              $7.81            $10.03           $ 10.09               $-                $-
Net assets                                $376,872           $56,916                $-               $-                $-
Ratio of expenses to net assets*     1.10% - 1.70%     1.10% - 1.70%                -%               -%                -%
Investment income ratio**                    1.00%             7.38%                -%               -%                -%
Total return***                           (22.13)%           (0.56)%                -%               -%                -%

RYDEX VT BANKING
Units                                       26,529             9,845           113,931          107,516           135,582
Unit value                                   $5.05             $8.95            $12.82           $12.03            $12.92
Net assets                                $133,732           $88,130        $1,461,259       $1,293,845        $1,751,546
Ratio of expenses to net assets*     1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                    0.86%             0.39%             1.54%            1.30%             0.41%
Total return***                           (43.58)%          (30.17)%             6.57%          (6.86)%             9.96%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
RYDEX VT BASIC MATERIALS
Units                                     432,642           168,361           271,684          133,496           190,300
Unit value                                  $8.98            $17.16            $13.38           $11.42            $11.46
Net assets                             $3,884,296        $2,889,747        $3,635,294       $1,524,276        $2,180,266
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.76%             0.11%             0.67%            0.37%             0.05%
Total return***                          (47.67)%            28.29%            17.16%          (0.33)%            15.76%

RYDEX VT BIOTECHNOLOGY
Units                                     304,045            38,043            28,773           62,881             3,534
Unit value                                  $5.49             $6.50             $6.50            $7.01             $6.62
Net assets                             $1,669,244          $247,038          $186,874         $441,157           $23,386
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (15.54)%           (0.02)%           (7.37)%            6.00%           (3.07)%

RYDEX VT COMMODITIES STRATEGY (2)
Units                                       7,658           164,429             3,996           34,008                 -
Unit value                                  $4.87             $9.98             $7.95           $10.10                $-
Net assets                                $37,313        $1,641,226           $31,776         $343,616                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%                -%
Investment income ratio**                   0.30%                -%                -%            0.58%                -%
Total return***                          (51.20)%            25.50%          (21.33)%            1.04%                -%

RYDEX VT CONSUMER PRODUCTS
Units                                      12,923           241,714           165,087          148,067           153,743
Unit value                                  $9.65            $13.15            $12.36           $10.99            $11.52
Net assets                               $124,771        $3,179,686        $2,041,544       $1,627,612        $1,771,125
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.01%             0.47%             0.79%            0.47%             0.03%
Total return***                          (26.62)%             6.37%            12.48%          (4.59)%             8.58%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
RYDEX VT DOW 2X STRATEGY

Units                                      40,459            83,487           177,358           88,059            12,929
Unit value                                  $4.62            $12.60            $12.17            $9.73            $10.56
Net assets                               $187,024        $1,051,935        $2,157,893         $856,965          $136,534
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.36%             0.62%             0.67%            1.80%             1.63%
Total return***                          (63.33)%             3.56%            25.06%          (7.85)%             5.60%

RYDEX VT ELECTRONICS

Units                                      27,730             5,381             6,939            4,566             5,893
Unit value                                  $2.13             $4.46             $4.78            $4.87             $4.89
Net assets                                $59,044           $23,997           $33,139          $22,224           $28,825
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (52.24)%           (6.64)%           (1.82)%          (0.50)%          (25.23)%

RYDEX VT ENERGY

Units                                     331,943           245,330           158,462          174,322           211,695
Unit value                                  $9.53            $18.43            $14.44           $13.47            $10.15
Net assets                             $3,161,562        $4,520,585        $2,289,265       $2,348,425        $2,148,737
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%            0.02%             0.01%
Total return***                          (48.29)%            27.58%             7.22%           32.72%            26.72%

RYDEX VT ENERGY SERVICES

Units                                      30,831           201,230            19,712          162,805            29,630
Unit value                                  $6.22            $15.31            $11.66           $10.97             $7.72
Net assets                               $191,734        $3,081,273          $229,877       $1,785,390          $228,909
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (59.37)%            31.31%             6.31%           42.07%            28.03%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL
PORTFOLIO AGGRESSIVE
Units                                      63,561            61,898                 -                -                 -
Unit value ****                             $7.52            $10.48           $ 10.26               $-                $-
Net assets                               $478,306          $648,733                $-               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%                -%               -%                -%
Investment income ratio**                   1.10%             5.87%                -%               -%                -%
Total return***                          (28.24)%             2.17%                -%               -%                -%

RYDEX VT ESSENTIAL
PORTFOLIO CONSERVATIVE
Units                                       2,418             2,104                 -                -                 -
Unit value ****                             $8.74            $10.24           $ 10.04               $-                $-
Net assets                                $21,146           $21,541                $-               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%                -%               -%                -%
Investment income ratio**                   3.94%             5.29%                -%               -%                -%
Total return***                          (14.65)%             1.95%                -%               -%                -%

RYDEX VT ESSENTIAL
PORTFOLIO MODERATE
Units                                       1,082            12,453                 -                -                 -
Unit value ****                             $8.20            $10.38           $ 10.18               $-                $-
Net assets                                 $8,874          $129,367                $-               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%                -%               -%                -%
Investment income ratio**                   0.26%             4.57%                -%               -%                -%
Total return***                          (21.00)%             2.05%                -%               -%                -%

RYDEX VT EUROPE 1.25X STRATEGY
Units                                      21,600           237,477            87,082           18,403            59,482
Unit value                                  $6.33            $14.65            $13.53           $10.90            $10.70
Net assets                               $136,720        $3,479,565        $1,179,146         $200,688          $636,431
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.10%             3.10%             5.87%            0.18%             9.59%
Total return***                          (56.79)%             8.27%            24.08%            1.88%            11.23%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
RYDEX VT FINANCIAL SERVICES
Units                                      23,195             7,767           184,103          170,456           202,251
Unit value                                  $4.52             $9.08            $11.68           $10.44            $10.55
Net assets                               $104,896           $70,508        $2,150,275       $1,780,294        $2,133,007
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%             0.20%             1.23%            0.65%             0.21%
Total return***                          (50.22)%          (22.24)%            11.82%          (0.97)%            12.23%

RYDEX VT GOVERNMENT LONG BOND
1.2X STRATEGY
Units                                      46,956           198,159           393,478          388,685           638,967
Unit value                                 $15.20            $10.96            $10.42           $11.23            $10.89
Net assets                               $713,948        $2,170,674        $4,099,298       $4,363,535        $6,953,373
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   1.72%             2.93%             4.34%            2.67%             3.79%
Total return***                            38.69%             5.15%           (7.22)%            3.17%             3.91%

RYDEX VT HEALTH CARE
Units                                     351,419            22,899           181,617          209,241           190,661
Unit value                                  $6.91             $9.60             $9.46            $9.39             $8.86
Net assets                             $2,430,054          $219,860        $1,717,044       $1,964,830        $1,689,502
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (28.02)%             1.53%             0.69%            5.99%             1.72%

RYDEX VT HEDGED EQUITY (3)
Units                                      14,804            15,543             5,974                -                 -
Unit value                                  $7.29            $10.00            $10.12               $-                $-
Net assets                               $108,030          $155,472           $60,459               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%               -%                -%
Investment income ratio**                   1.08%             6.51%             2.37%               -%                -%
Total return***                          (27.10)%           (1.21)%             1.21%               -%                -%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
RYDEX VT INTERNET
Units                                      18,796             6,133               436           10,098           374,367
Unit value                                  $3.22             $6.10             $5.77            $5.49             $5.81
Net assets                                $60,572           $37,401            $2,518          $55,431        $2,178,013
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (47.21)%             5.71%             5.10%          (5.54)%            10.88%

RYDEX VT INVERSE DOW 2X STRATEGY
Units                                     212,994                 -                 -                -               814
Unit value ****                             $8.42            $ 5.47             $6.27            $8.37             $8.60
Net assets                             $1,793,038                $-                $-               $-            $6,997
Ratio of expenses to net assets*    1.10% - 1.70%                -%             1.30%            1.30%             1.30%
Investment income ratio**                   0.61%                -%                -%               -%                -%
Total return***                            53.93%          (12.82)%          (25.08)%          (2.67)%          (14.00)%

RYDEX VT INVERSE GOVERNMENT LONG
BOND STRATEGY
Units                                      22,632           127,448             9,982           27,435            35,220
Unit value                                  $4.74             $7.09             $7.76            $7.49             $8.25
Net assets                               $107,272          $903,174           $77,428         $205,570          $290,416
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.11%             9.07%             0.39%               -%                -%
Total return***                          (33.15)%           (8.56)%             3.55%          (9.24)%          (14.51)%

RYDEX VT INVERSE MID-CAP STRATEGY
Units                                         888           204,645                 -                -                 -
Unit value ****                             $8.37             $6.51             $6.93            $7.52             $8.55
Net assets                                 $7,433        $1,330,832                $-               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.01%             6.32%                -%               -%                -%
Total return***                            28.57%           (6.12)%           (7.90)%         (12.04)%          (14.50)%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE NASDAQ-100
STRATEGY
Units                                       1,323           456,662             4,925            1,411                 -
Unit value                                  $8.21             $5.79             $6.82            $7.22             $7.45
Net assets                                $10,873        $2,644,298           $33,639          $10,191            $3,257
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.02%             7.23%            10.08%               -%                -%
Total return***                            41.80%          (15.03)%           (5.58)%          (3.00)%          (15.53)%

RYDEX VT INVERSE
RUSSELL 2000 STRATEGY
Units                                           -           227,553             1,162            5,508                 -
Unit value ****                             $7.85             $6.57             $6.51            $7.72             $8.32
Net assets                                     $-        $1,494,833            $7,563          $42,516               $69
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                 (0.01)%             0.17%                -%               -%                -%
Total return***                            19.48%             0.93%          (15.68)%          (7.15)%          (16.80)%

RYDEX VT INVERSE S&P 500 STRATEGY
Units                                     507,885           440,988             5,068           53,556            27,025
Unit value                                  $7.72             $5.79             $5.99            $6.77             $7.12
Net assets                             $3,920,620        $2,551,506           $30,394         $362,366          $192,296
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.03%             9.29%             1.21%               -%                -%
Total return***                            33.33%           (3.42)%          (11.42)%          (4.96)%          (14.01)%

RYDEX VT JAPAN 1.25X STRATEGY
Units                                     265,255            55,215            31,981           29,995             4,011
Unit value                                  $6.10             $9.49            $11.17           $11.08             $9.61
Net assets                             $1,617,732          $524,016          $356,986         $332,574           $38,584
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.14%             6.95%             2.90%               -%                -%
Total return***                          (35.72)%          (14.99)%             0.74%           15.29%             5.60%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
RYDEX VT LARGE CAP GROWTH
Units                                      43,820           117,402            40,307          217,341            24,660
Unit value                                  $5.78            $10.02             $9.97            $9.88            $10.13
Net assets                               $253,048        $1,176,731          $401,851       $2,145,547          $249,822
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%            0.13%             1.10%
Total return***                          (42.32)%             0.47%             0.97%          (2.51)%             1.30%

RYDEX VT LARGE CAP VALUE
Units                                      58,873            68,603           124,853           54,847             5,482
Unit value                                  $5.48            $11.14            $12.30           $10.91            $10.93
Net assets                               $322,871          $764,660        $1,535,910         $598,412           $59,919
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.86%             1.27%             0.32%            0.97%             0.76%
Total return***                          (50.81)%           (9.38)%            12.71%          (0.19)%             9.30%

RYDEX VT LEISURE
Units                                       9,749            10,250           420,687          176,237           232,681
Unit value                                  $4.32             $8.86             $9.49            $8.02             $8.80
Net assets                                $42,111           $90,752        $3,991,650       $1,413,203        $2,048,048
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (51.24)%           (6.67)%            18.28%          (8.88)%            18.60%

RYDEX VT MID CAP GROWTH
Units                                      27,629            94,377            18,244           70,626            30,438
Unit value                                  $7.07            $11.55            $11.12           $11.26            $10.54
Net assets                               $194,984        $1,090,050          $202,916         $794,988          $320,908
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (38.79)%             3.86%           (1.21)%            6.77%             5.40%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
RYDEX VT MID CAP VALUE
Units                                      14,043            22,016            14,046            5,513             3,083
Unit value                                  $6.41            $11.87            $13.03           $11.62            $11.19
Net assets                                $90,062          $261,367          $183,011          $64,048           $34,515
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%             2.26%             1.17%            0.88%             0.03%
Total return***                          (46.00)%           (8.88)%            12.15%            3.77%            11.90%

RYDEX VT MID CAP 1.5X STRATEGY
Units                                      23,187            35,481            24,100           38,356            15,026
Unit value                                  $6.52            $15.06            $15.18           $14.34            $13.12
Net assets                               $151,080          $534,207          $365,850         $550,129          $197,189
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%             1.97%             0.26%               -%                -%
Total return***                          (56.71)%           (0.80)%             5.83%            9.28%            16.93%

RYDEX VT NOVA
Units                                     136,271           194,959           883,907        1,579,879         1,062,820
Unit value                                  $4.01             $9.19             $9.49            $8.31             $8.34
Net assets                               $547,235        $1,791,988        $8,397,399      $13,133,634        $8,872,553
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   1.06%             0.51%             0.90%            0.33%             0.01%
Total return***                          (56.37)%           (3.16)%            14.27%          (0.41)%             9.74%

RYDEX VT NASDAQ-100
Units                                      28,394           314,780            74,887           46,279           224,571
Unit value                                  $5.18             $9.31             $8.25            $8.15             $8.41
Net assets                               $147,066        $2,931,656          $618,298         $377,076        $1,888,800
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.03%             0.12%                -%               -%                -%
Total return***                          (44.36)%            12.83%             1.33%          (3.15)%             4.73%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
--------------------------------------------------------------------------------------------------------------------------
RYDEX VT NASDAQ-100 2X STRATEGY
Units                                      61,600            30,564            24,822           33,545            26,899
Unit value                                  $1.66             $6.33             $5.16            $5.14             $5.53
Net assets                                $99,088          $193,511          $128,021         $172,258          $148,604
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.13%             0.39%             0.07%               -%             5.25%
Total return***                          (73.78)%            22.76%             0.48%          (7.11)%             9.50%

RYDEX VT PRECIOUS METALS
Units                                      65,281           117,331             8,077           94,339            92,979
Unit value                                 $15.15            $25.74            $22.48           $19.32            $16.68
Net assets                               $988,722        $3,019,828          $181,558       $1,822,935        $1,551,261
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (41.14)%            14.48%            16.35%           15.82%          (17.87)%

RYDEX VT REAL ESTATE
Units                                      21,253            20,339           256,650          105,637            22,363
Unit value                                  $8.32            $14.88            $19.21           $15.34            $14.94
Net assets                               $176,658          $302,452        $4,929,012       $1,620,160          $334,199
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.70%             0.33%             2.14%            2.23%             0.58%
Total return***                          (44.09)%          (22.54)%            25.23%            2.65%            24.09%

RYDEX VT RETAILING
Units                                     121,607             6,254           186,739          132,534           163,339
Unit value                                  $5.88             $9.15            $10.93           $10.37            $10.26
Net assets                               $714,281           $57,234        $2,042,701       $1,374,199        $1,676,445
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (35.74)%          (16.31)%             5.44%            1.04%             5.34%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
--------------------------------------------------------------------------------------------------------------------------
RYDEX VT RUSSELL
2000 1.5X STRATEGY
Units                                     136,742            18,996            24,357            9,026            78,584
Unit value                                  $5.95            $12.77            $14.30           $12.35            $12.41
Net assets                               $814,495          $242,601          $348,548         $111,508          $975,016
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.04%             1.70%             0.39%            0.37%                -%
Total return***                          (53.41)%          (10.70)%            15.78%          (0.45)%            19.90%

RYDEX VT RUSSELL 2000 2X STRATEGY
Units                                      15,106             1,077                 -                -                 -
Unit value ****                             $2.79             $8.62           $ 10.30               $-                $-
Net assets                                $42,266            $9,289                $-               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%                -%               -%                -%
Investment income ratio**                   3.80%             0.05%                -%               -%                -%
Total return***                          (67.63)%          (16.31)%                -%               -%                -%

RYDEX VT S&P 2X STRATEGY
Units                                      17,071             9,725             8,891           15,812            12,981
Unit value                                  $3.01             $9.81            $10.18            $8.59             $8.67
Net assets                                $51,413           $95,406           $90,532         $135,815          $112,561
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%             1.00%             0.72%            0.02%                -%
Total return***                          (69.32)%           (3.66)%            18.51%          (0.96)%            11.87%

RYDEX VT SECTOR ROTATION
Units                                      87,235            94,004            82,365          125,216            12,670
Unit value                                  $7.69            $13.55            $11.53           $10.80             $9.92
Net assets                               $671,036        $1,273,755          $949,048       $1,352,394          $125,679
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (43.25)%            17.54%             6.71%            8.93%             6.10%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
RYDEX VT SMALL CAP GROWTH
Units                                      18,316            24,037            78,516          116,227           106,549
Unit value                                  $7.11            $11.30            $11.82           $11.45            $11.25
Net assets                               $130,258          $271,723          $927,362       $1,330,712        $1,198,979
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (37.08)%           (4.34)%             3.20%            1.73%            12.50%

RYDEX VT SMALL CAP VALUE
Units                                       8,412            12,709           105,058           31,656            42,893
Unit value                                  $5.37             $9.92            $13.00           $11.39            $11.47
Net assets                                $45,182          $125,967        $1,366,188         $360,333          $491,825
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   2.57%             0.04%             0.58%               -%             0.11%
Total return***                          (45.87)%          (23.74)%            14.19%          (0.72)%            14.70%

RYDEX VT STRENGTHENING DOLLAR 2X
STRATEGY
Units                                           -                42                 -                -                 -
Unit value ****                             $7.27             $7.19             $8.42            $9.84                $-
Net assets                                     $-              $303                $-               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%                -%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                             1.11%          (14.66)%           (14.4)%               -%                -%

RYDEX VT TECHNOLOGY
Units                                      40,804            58,093            40,889           27,869             6,106
Unit value                                  $3.50             $6.69             $6.33            $6.24             $6.32
Net assets                               $142,595          $388,806          $258,757         $173,709           $38,582
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (47.68)%             5.70%             1.44%          (1.23)%           (3.07)%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
-------------------------------------------------------------------------------------------------------------------------
RYDEX VT TELECOMMUNICATIONS
Units                                     524,132            11,374           204,184          189,042           260,896
Unit value                                  $4.31             $8.22             $7.86            $6.87             $7.09
Net assets                             $2,257,520           $93,481        $1,605,368       $1,298,098        $1,847,633
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.69%             0.02%             1.23%               -%                -%
Total return***                          (47.57)%             4.60%            14.49%          (3.09)%             7.91%

RYDEX VT TRANSPORTATION
Units                                      20,589             4,561           142,328          138,529           165,382
Unit value                                  $7.33            $10.23            $11.71           $11.38            $10.95
Net assets                               $150,702           $46,658        $1,666,581       $1,576,947        $1,811,506
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (28.35)%          (12.63)%             2.86%            3.92%            17.74%

RYDEX VT U.S. GOVERNMENT MONEY
MARKET
Units                                   2,647,128         1,186,868         1,144,022        1,080,518           955,333
Unit value                                  $8.15             $8.42             $8.46            $8.51             $8.71
Net assets                            $21,581,729        $9,994,672        $9,683,750       $9,192,626        $8,319,195
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   1.97%             4.90%             5.53%            2.44%             0.17%
Total return***                           (3.21)%           (0.50)%           (0.55)%          (2.31)%           (3.97)%

RYDEX VT UTILITIES
Units                                      54,230           353,523           576,207          291,931            91,809
Unit value                                  $5.50             $8.16             $7.55            $6.52             $6.15
Net assets                               $298,234        $2,884,492        $4,349,404       $1,902,236          $564,711
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%             1.30%
Investment income ratio**                   0.09%             1.19%             2.75%            0.75%             1.25%
Total return***                          (32.60)%             8.08%            15.87%            5.92%            12.43%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
--------------------------------------------------------------------------------------------------------------------------
RYDEX VT WEAKENING DOLLAR 2X
STRATEGY
Units                                       5,320             6,587           150,003                -                 -
Unit value ****                            $10.70            $12.73            $11.25           $10.06                $-
Net assets                                $56,925           $83,871        $1,687,368               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.30%            1.30%                -%
Investment income ratio**                      -%             0.95%             0.29%               -%                -%
Total return***                          (15.95)%            13.13%            11.80%               -%                -%

SBL GLOBAL
Units                                      56,820            72,648            77,121           64,909            22,194
Unit value                                  $8.95            $15.13            $14.48           $12.86            $11.80
Net assets                               $508,721        $1,099,572        $1,117,082         $834,470          $261,854
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.10%            1.10%             1.10%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (40.85)%             4.48%            12.64%            8.97%            14.01%

SBL SMALL CAP VALUE
Units                                      23,757            25,677            22,876           26,914            13,648
Unit value                                 $12.60            $21.38            $20.21           $18.56            $16.89
Net assets                               $299,365          $548,822          $462,117         $499,494          $230,435
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.10%            1.10%             1.10%
Investment income ratio**                      -%                -%                -%               -%                -%
Total return***                          (41.07)%             5.80%             8.86%            9.91%            15.53%

TEMPLETON DEVELOPING
MARKETS SECURITIES
Units                                      11,071            11,394            12,503           16,982            17,359
Unit value                                 $13.70            $30.29            $24.60           $20.07            $16.45
Net assets                               $151,715          $345,166          $307,510         $340,830          $285,561
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.45%            1.45%             1.45%
Investment income ratio**                   2.80%             2.21%             0.92%            1.25%             1.72%
Total return***                          (54.77)%            23.14%            22.56%           22.00%            19.38%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                   2008              2007              2006             2005              2004
--------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
Units                                      34,533            28,804            29,583           35,291            38,371
Unit value                                  $7.78            $13.64            $12.35           $10.63            $10.09
Net assets                               $268,539          $392,830          $365,455         $375,283          $387,239
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.45%            1.45%             1.45%
Investment income ratio**                   2.29%             2.02%             1.32%            1.14%             1.10%
Total return***                          (42.96)%            10.40%            16.17%            5.37%            13.37%

VAN KAMPEN LIT GOVERNMENT
Units                                           -             6,212                 -                -                 -
Unit value ****                             $9.91            $10.19            $ 9.94               $-                $-
Net assets                                     $-           $63,297                $-               $-                $-
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%                -%               -%                -%
Investment income ratio**                   5.37%                -%                -%               -%                -%
Total return***                           (3.22)%             2.50%                -%               -%                -%

WELLS FARGO ADVANTAGE
OPPORTUNITY VT
Units                                      35,778            39,924            19,539           19,041            16,375
Unit value                                  $6.67            $11.64            $11.41           $10.62            $10.29
Net assets                               $238,704          $464,622          $222,862         $202,235          $168,540
Ratio of expenses to net assets*    1.10% - 1.70%     1.10% - 1.70%             1.40%            1.40%             1.40%
Investment income ratio**                   2.34%             0.26%                -%               -%                -%
Total return***                          (42.70)%             2.01%             7.39%            3.24%            13.08%

(1)   For the period from January 26, 2005 (inception date) to December 31,
      2005.

(2)   For the period from November 15, 2005 (inception date) to December 31,
      2005.

(3)   For the period from November 10, 2006 (inception date) to December 31,
      2006.

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008; and (2) the audited financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements.

     (b)  Exhibits

          (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)
          (2)  Not Applicable
          (3)  (a)  Distribution Agreement(d)
                    (i)  Amendments Nos. 1 and 2(j)
               (b)  Marketing Organization Agreement(c)
                    (i) Amendment to Marketing Organization Agreement - Anti-Money Laundering Requirement(j)
               (c)  Commission Schedule(i)
               (d)  Third Party Sales Agreement(i)
          (4)  (a)  Individual Contract (Form FSB216 10-01)(d)
               (b)  Individual Contract - Unisex (Form FSB216 10-01U)(d)
               (c)  Annual Stepped Up Death Benefit Rider (Form FSB218 10-01)(c)
               (d)  Credit Enhancement Rider (Form FSB222 7-02)(d)
               (e)  Alternate Withdrawal Charge Rider (Form FSB223 10-01)(c)
               (f)  Asset Allocation Rider (Form FSB225 10-01)(c)
               (g)  Dollar Cost Averaging Rider (Form FSB226 10-01)(c)
               (h)  TSA Endorsement (Form FSB202 R2-97)(a)
               (i)  IRA Endorsement (Form FSB203 R2-97)(a)
               (j)  Roth IRA Endorsement (Form FSB206 11-97)(b)
               (k)  Disability Rider (Form FSB220 10-01)(c)
               (l)  Bonus Credit Endorsement (Form FSB238 7-02)(e)
               (m)  Guaranteed Minimum Income Benefit Rider (Form FSB240
                    5-04)(f)
               (n) Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5-04)(f)
          (5)  (a)  Individual Application (Form FSB217 (6-07))
               (b)  Application Supplement (Form FSB217 SUPP A (6-07))
               (c)  Application Supplement (Form FSB217 SUPP B (6-07))

          (6) (a) Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(j)
               (b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(j)
                    (i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York's Bylaws(n)
          (7)  Automatic Reinsurance Agreement(i)
          (8)  (a)  Participation Agreement - AIM(i)
                    (i)  Amendment Nos. 1 and 2(i)
                    (ii) Amendment No. 3(k)
               (b)  Participation Agreement - Dreyfus(g)
                    (i)  Amendment No. 1(k)
               (c)  Participation Agreement - Federated(i)
                    (i)  Amendment No. 1(i)
               (d)  Participation Agreement - Fidelity(o)
               (e)  Participation Agreement - Neuberger Berman(i)
                    (i)  Amendment Nos. 1 and 2(i)
               (f)  Participation Agreement - Oppenheimer(g)
                    (i)  Amendment No. 1(g)
                    (ii) Amendment No. 2(k)
               (g)  Participation Agreement - PIMCO(y)
                    (i)  Amendment No. 1(g)
                    (ii) Amendment Nos. 2 and 3(k)
               (h)  Participation Agreement - Potomac(k)
                    (i)  Amendment No. 1 and 2(k)
               (i)  Participation Agreement - Rydex(o)
               (j)  Participation Agreement - Van Kampen(h)
                    (i)  Amendment No. 1(k)
               (k)  Participation Agreement - Wells Fargo (Strong)(d)
               (m)  Information Sharing Agreement - AIM(l)
               (n)  Information Sharing Agreement - Dreyfus(l)
               (o)  Information Sharing Agreement - Federated(m)
               (p)  Information Sharing Agreement - Fidelity(m)
               (q)  Information Sharing Agreement - Neuberger Berman(l)
               (r)  Information Sharing Agreement - Oppenheimer(l)
               (s)  Information Sharing Agreement - PIMCO(l)
               (t)  Information Sharing Agreement - Potomac(m)
               (u)  Information Sharing Agreement - Rydex(l)
               (v)  Information Sharing Agreement - Van Kampen(l)
               (w)  Information Sharing Agreement - Wells Fargo(m)
               (x) Participation Agreement - Franklin/Templeton Distributors, Inc.(p)
               (y) Information Sharing Agreement - Franklin/Templeton Distributors, Inc.(p)
          (9)  Opinion of Counsel(c)
          (10) (a)  Consent of Independent Registered Public Accounting Firm
          (11) Not Applicable
          (12) Not Applicable

          (13) Powers of Attorney of Wayne S. Diviney, Kris A. Robbins, Stephen
               R. Herbert, Stephen A. Crane, Katherine P. White, John F. Frye, John F. Guyot, Richard M. Goldman and Kalman Bakk, Jr.(p)

(a) Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).
(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed May 1, 2000).
(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).
(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).
(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).
(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).
(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).
(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).
(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).
(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 28, 2006)
(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(l) Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).
(m) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(n) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).
(o) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).
(p) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).


Item 25.  Directors and Officers of the Depositor

     NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
     ---------------------------------------------------------------------------
     Kris A. Robbins*                       Chairman of the Board, CEO,
                                            President, and Director
     ---------------------------------------------------------------------------

     Peggy S. Avey                          Assistant Vice President, Chief
     800 Westchester Ave., Suite 641 N      Administrative Officer, and
     Rye Brook, New York 10573              Assistant Secretary

     ---------------------------------------------------------------------------

     NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
     ---------------------------------------------------------------------------
     Kalman Bakk, Jr.                       Director
     ---------------------------------------------------------------------------
     Christopher L. Phalen*                 Chief Investment Officer-
                                            Fixed Income
     ---------------------------------------------------------------------------
     John F. Guyot*                         Vice President, General Counsel,
                                            Secretary, and Director
     ---------------------------------------------------------------------------
     Richard M. Goldman                     Director
     Connecticut Business Center
     6 Landmark Square #471
     Stamford, CT 06901-2704
     ---------------------------------------------------------------------------
     John F. Frye*                          Vice President and Chief Financial
                                            Officer
     ---------------------------------------------------------------------------
     Wayne S. Diviney                       Director
     9496 Bay Front Drive
     Norfolk, VA 23518
     ---------------------------------------------------------------------------
     Stephen A. Crane                       Director
     480 Park Avenue
     New York, NY 10022
     ---------------------------------------------------------------------------
     Stephen R. Herbert                     Director
     1100 Summer Street
     Stamford, CT 06905
     ---------------------------------------------------------------------------
     Katherine P. White                     Director
     1035 5th Avenue, Apt. 14D
     New York, NY 10028
     ---------------------------------------------------------------------------
     Terry L. Tincher*                      Valuation Actuary
     ---------------------------------------------------------------------------
     Jeanne R. Slusher*                     Assistant Vice President and Auditor
     ---------------------------------------------------------------------------
     Roger S. Offerman*                     Product Development Actuary
     ---------------------------------------------------------------------------
     Amy J. Lee*                            Associate General Counsel
     ---------------------------------------------------------------------------
     Thomas R. Kaehr*                       Controller & Treasurer
     ---------------------------------------------------------------------------
     Christopher D. Swickard*               Assistant General Counsel
     ---------------------------------------------------------------------------
     Carmen R. Hill*                        Chief Compliance Officer
     ---------------------------------------------------------------------------
     *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2008, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

          The following chart indicates the persons controlled by or under common control with Variable Annuity Account A or First Security Benefit Life Insurance and Annuity Company of New York:

                                      Name                                                   Percent of Voting
                                                                                             Securities Owned
                                                                     Jurisdiction of             by SBMHC
                                                                      Incorporation      (directly or indirectly)
               Security Benefit Mutual Holding Company (Holding
                                    Company)                              Kansas                    ---

                 Security Benefit Corporation (Holding Company)           Kansas                   100%

              Security Benefit Life Insurance Company (Stock Life
                               Insurance Company)                         Kansas                   100%

                  Security Investors, LLC (Investment Adviser)            Kansas                   100%

                  Security Distributors, Inc. (Broker/Dealer,
                     Principal Underwriter of Mutual Funds)               Kansas                   100%

                     se2, inc. (Third Party Administrator)                Kansas                   100%

                Security Benefit Academy, Inc. (Daycare Company)          Kansas                   100%

                      Security Financial Resources, Inc.
                              (Financial Services)                        Kansas                   100%

               First Security Benefit Life Insurance and Annuity
                              Company of New York
                         (Stock Life Insurance Company)                  New York                  100%

              Security Global Investors, LLC (Investment Adviser)         Kansas                   100%

                  Rydex Holdings, LLC (Kansas Holding Company)            Kansas                   100%

              Rydex Distributors, Inc. (Broker-Dealer/Underwriter)       Maryland                  100%

                   Padco Advisors, Inc. (Investment Adviser)             Maryland                  100%

                  Padco Advisor II, Inc. (Investment Adviser)            Maryland                  100%

                           Rydex Fund Services, Inc.                     Maryland                  100%

                         Advisor Research Center, Inc.                   Maryland                  100%

                          Rydex Advisory Services, LLC                   Maryland                  100%

                        Rydex Specialized Products, LLC                  Delaware                  100%

          First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s): Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

Item 27.  Number of Contract Owners

          As of March 1, 2009, there were 515 Qualified Contracts and 405 Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28.  Indemnification

          The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a)(1) Security Distributors, Inc. ("SDI") acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

     (a)(2) SDI also acts as principal underwriter for:

                    Variable Annuity Account A (AdvisorDesigns Variable Annuity)

                    Variable Annuity Account A (EliteDesigns Variable Annuity)

     (a)(3) In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

                    SBL Variable Annuity Account I
                    SBL Variable Annuity Account III
                    SBL Variable Annuity Account IV
                    Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                    SBL Variable Life Insurance Account (Varilife)
                    Variable Annuity Account IX
                    Account XVI
                    Parkstone Advantage Variable Annuity
                    Variflex Separate Account (Variflex)
                    Variflex Separate Account (Variflex ES)
                    Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
                    Variable Annuity Account VIII (Variflex Signature)
                    Variable Annuity Account XI (Scarborough Advantage Variable
                       Annuity)
                    SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                       Annuity)
                    SBL Variable Annuity Account XIV (AEA Variable Annuity)
                    SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                       Annuity)
                    SBL Variable Annuity Account XIV (EliteDesigns Variable
                       Annuity)
                    SBL Variable Annuity Account XIV (NEA Valuebuilder)
                    SBL Variable Annuity Account XIV (NEA Valuebuilder
                       Retirement Income Director Variable Annuity)
                    SBL Variable Annuity Account XIV (SecureDesigns Variable
                       Annuity)
                    SBL Variable Annuity Account XIV (Security Benefit Advisor
                       Variable Annuity)
                    SBL Variable Annuity Account XVII (Classic Strategies
                       Variable Annuity)
                    SBL Variable Annuity Account XVII (ThirdFed Variable
                       Annuity)

     (a)(4) SDI acts as principal underwriter for the following funds:

                    Security Equity Fund
                    Security Income Fund
                    Security Large Cap Value Fund
                    Security Mid Cap Growth Fund
                    SBL Fund


     (a)(5) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                    Nationwide Multi-Flex Variable Account
                    Nationwide Variable Account 9

     (b)    Name and Principal              Position and Offices
            Business Address*               with Underwriter

            Mark J. Carr                    President and Director

            James R. Schmank                Vice President and Director

            Thomas R. Kaehr                 Treasurer

            Brenda M. Harwood               Vice President, Assistant Treasurer
                                               and Director

            Amy J. Lee                      Secretary and Chief Compliance
                                               Officer

            Christopher D. Swickard         Assistant Secretary

            Carmen R. Hill                  Assistant Vice President

            Richard M. Goldman              Director
            (Connecticut Business Center
            6 Landmark Square #471
            Stamford, CT 06901-2704)

            Dale W. Martin, Jr.             Director

     *For all persons listed, except as listed above, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001

     (c)           (1)                  (2)              (3)            (4)
                  NAME OF         NET UNDERWRITING
                 PRINCIPAL         DISCOUNTS AND     COMPENSATION     BROKERAGE
                UNDERWRITER         COMMISSIONS      ON REDEMPTION   COMMISSIONS
                  Security         $557,676.61(1)   $138,490.88(2)       $0
            Distributors, Inc.

            1 FSBL pays commissions to selling broker-dealers through SDI. This is the amount paid to SDI in connection with all Contracts sold through the Separate Account. SDI passes through to the selling broker-dealers all such amounts.

            2 A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office - 800 Westchester Ave., Suite 641

          N, Rye Brook, New York 10573, and at its administrative office - One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

          (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (f) Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 24th day of April 2009.

                                           FIRST SECURITY BENEFIT LIFE INSURANCE
                                           AND ANNUITY COMPANY OF NEW YORK
                                           (THE DEPOSITOR)
                                           VARIABLE ANNUITY ACCOUNT A
                                           (THE REGISTRANT)

                                           By: /s/ Kris A. Robbins
                                               ---------------------------------
                                               Kris A. Robbins, President and
                                               Chief Executive Officer


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2009.

                              SIGNATURES AND TITLES

By:  /s/ Kris A. Robbins                  By: *
     ---------------------------------        ---------------------------------
     Kris A. Robbins, Chairman of             Stephen R. Herbert, Director
     the Board, Chief Executive
     Officer, President and               By: *
     Director                                 ---------------------------------
                                              Stephen A. Crane, Director
By:  /s/ Thomas R. Kaehr
     ---------------------------------    By: *
     Thomas R. Kaehr,                         ---------------------------------
     Controller & Treasurer                   Katherine P. White, Director
     (chief accounting officer)
                                          By: *
By:  *                                        ---------------------------------
     ---------------------------------        Richard M. Goldman, Director
     John F. Frye,
     Vice President, Chief                By: *
     Financial Officer and Director           ---------------------------------
                                              Kalman Bakk, Jr., Director
By:  /s/ John F. Guyot
     ---------------------------------
     John F. Guyot, Vice
     President, General Counsel,
     Secretary, Director AND as
     Attorney-in-Fact for the
     Directors noted with an *

By:  *
     ---------------------------------
     Wayne S. Diviney, Director

                                  EXHIBIT INDEX

  (1)    None                                             (l)    None
                                                          (m)    None
  (2)    None                                             (n)    None
                                                          (o)    None
  (3)    (a)    None                                      (p)    None
         (b)    None                                      (q)    None
         (c)    None                                      (r)    None
         (d)    None                                      (s)    None
                                                          (t)    None
  (4)    (a)    None                                      (u)    None
         (b)    None                                      (v)    None
         (c)    None                                      (w)    None
         (d)    None
         (e)    None                               (9)    None
         (f)    None
         (g)    None                              (10)    Consent of Independent
         (h)    None                                      Registered Public
         (i)    None                                      Account Firm
         (j)    None
         (k)    None                              (11)    None
         (l)    None
                                                  (12)    None
  (5)    (a)    Individual Application
                (Form FSB217 (6-07))              (13)    None
         (b)    Application Supplement
                (Form FSB217 SUPP A (6-07))
         (c)    Application Supplement
                (Form FSB217 SUPP B (6-07))

  (6)    (a)    None
         (b)    None

  (7)    None

  (8)    (a)    None
         (b)    None
         (c)    None
         (d)    None
         (e)    None
         (f)    None
         (g)    None
         (h)    None
         (i)    None
         (j)    None
         (k)    None